As filed with the Securities and Exchange Commission on December 13, 2010.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 114	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 115	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

One Financial Center, Boston, Massachusetts 02111

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Asset Allocation Fund and Columbia Liberty Fund Series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Columbia Asset Allocation Fund

Prospectus February 1, 2011

Class	Ticker Symbols
Class A Shares	LAAAX
Class B Shares	LAABX
Class C Shares	LAACX
Class T Shares	GAAAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

     Investment Objective

     Fees and Expenses of the Fund

     Principal Investment Strategies

     Principal Risks

     Performance Information

     Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Asset Allocation Fund

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page [49] of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares Class T Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees(d)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses(d)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Acquired fund fees and expenses(e)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual Fund operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee waivers and/or expense reimbursement(f)	-[ ]	%	-[ ]	%	-[ ]	%	-[ ]	%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	[Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the fund.]
(e)

[Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.]

(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares
Assuming no redemption of shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares
Assuming no redemption of shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Class T Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach. The Adviser:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund invests at least 25% of its total assets in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser may sell investments to adjust the allocation of the Fund’s assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

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Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

•

Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors

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concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

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Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

•

Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debtsecurity is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

•

Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential

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inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk – Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

•

Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or

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Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

•

Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

•

Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

•

Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

•

Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a

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leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

•

Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

•

Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Master Limited Partnership Risk – Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

•

Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

•

Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private

9

mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

•

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that

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can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Tax Risk – One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	[x] quarter [x]:	[x]	%
Worst:	[x] quarter [x]:	[x]	%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year		5 years		10 years
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class T shares returns before taxes	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009.

Kent M. Bergene Co-manager. Service with the Fund since 2010.

David Joy Co-manager. Service with the Fund since 2010.

Colin Moore Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009.

Marie M. Schofield, CFA Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally as follows: $2,000 for Class A, Class C and Class T shares; $500 for Class W shares; and variable based on share class eligibility for Class R5 shares. There is no minimum initial investment for Class I, Class R, Class R3 or Class R4 shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. There is no minimum additional investment for Class I, Class R, Class R3, Class R4, Class R5, or Class W shares. Class I shares are generally limited to other Funds. Investments in Class R shares are available only through eligible retirement plans and health savings accounts. Investments in Class R3, Class R4 and Class R5 shares are limited to qualifying institutional investors. Investments in Class W shares are limited to qualifying discretionary managed accounts. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor or the Transfer Agent for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Large Capitalization Domestic Equity

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Adviser believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Disciplined Value Fund	The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that the Adviser believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Dividend Opportunity Fund	The Fund seeks seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Adviser believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Adviser believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large- Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

21

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.	Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Adviser believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

22

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.

Mid-Capitalization Domestic Equity

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

23

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Adviser defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

24

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.	The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Small-Capitalization Domestic Equity

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide shareholders with growth of capital.	Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Adviser).

Columbia Multi- Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

25

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Growth Fund II	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase. The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

26

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

International/Global Equity

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

27

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Asia Pacific ex- Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

28

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadviser is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

29

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi- Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Adviser or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi- Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

30

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Adviser may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Adviser may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

31

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

32

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Government and Corporate Debt

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Core Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage-and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Adviser, at the time of purchase, to be of comparable quality to investment grade securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

33

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Adviser to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Adviser to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

34

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital.	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

35

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

36

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Total Return Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund also may invest up to 20% of total assets in non-U.S. dollar denominated foreign debt securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also mayinvest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

37

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Corporate Bond Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in corporate debt securities (rated BBB or better by S&P), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also invest in private placements. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

Mortgage-and Asset- Backed Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

38

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Convertible Securities

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Below Investment Grade

Columbia Conservative High Yield Fund	The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by S&P. These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund may invest in securities that are publicly offered or privately placed. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest up to 20% of its total assets in foreign debt securities.

Columbia High Income Fund	The Fund seeks total return, consisting of a high level of income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s or Fitch, Inc., rated “Ba” or below by Moody’s, or unrated but determined by the Adviser to be of comparable quality. The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

39

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Adviser to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Instruments

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

40

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Specialty Securities

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Adviser will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Adviser’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Adviser seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Adviser, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Adviser utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Adviser will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Adviser will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Adviser runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

41

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in securities that the Adviser believes are undervalued, represent growth opportunities, or both. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Adviser believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

42

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Adviser uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.	The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily, capital appreciation.	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals. While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining industries, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 100 Federal Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s semi annual report to shareholders for the fiscal year ended March 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Ms. Bahuguna was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Kent M. Bergene

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.

David Joy

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2003. Mr. Joy began his investment career in 1999 and earned an A.B. from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From January 2006 until joining the Adviser in May 2010, Mr. Peterson was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1990 until joining the Adviser in May 2010, Ms. Schofield was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Asset Allocation Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

47

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

48

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family”. For details on this particular policy, see Choosing a Share Class - Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s SAI. The Funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

49

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although Class B and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

50

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

51

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

52

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

54

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

55

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class—Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

56

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees - Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees - Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

57

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

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Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class—Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

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Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

1 Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address (regular mail): The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number

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and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A

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shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public

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law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds, classes and accounts except those listed to the right (nonqualified)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

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(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds, classes and accounts except those listed to the right (nonqualified)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds - $2,000
(b)	money market Funds - $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A

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shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E and Class F shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

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Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

91

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

92

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund also may generate taxable income to the Fund.

93

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

94

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

95

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund—Class A Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$12.61		$12.57		$16.80		$16.06		$16.47
Income from Investment Operations:
Net investment income(a)	0.24		0.26		0.31		0.32		0.22
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.81		0.03		(2.76)		1.86		0.92
Total from investment operations	1.05		0.29		(2.45)		2.18		1.14
Less Distributions to Shareholders:
From net investment income	(0.27)		(0.25)		(0.34)		(0.33)		(0.31)
From net realized gains	—		—		(1.44)		(1.11)		(1.24)
Total distributions to shareholders	(0.27)		(0.25)		(1.78)		(1.44)		(1.55)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$13.39		$12.61		$12.57		$16.80		$16.06
Total return(c)	8.36	%(d)	2.63	%(d)	(16.23)%		14.24%		7.39	%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.20	%(f)	1.25	%(f)	1.29	%(g)	1.32	%(f)	1.31	%(f)
Interest expense	—		—	%(h)	—		—		—
Net expenses	1.20	%(f)	1.25	%(f)	1.29	%(g)	1.32	%(f)	1.31	%(f)
Waiver/Reimbursement	0.24%		0.22%		—		—		0.01%
Net investment income	1.84	%(f)	2.35	%(f)	2.17	%(g)	1.98	%(f)	1.38	%(f)
Portfolio turnover rate	109%		107%		94%		100%		98%
Net assets, end of period (000s)	$9,161		$7,833		$7,266		$8,314		$5,863

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of 0.01%.
(h)	Rounds to less than 0.01%.

96

Columbia Asset Allocation Fund—Class B Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$12.60		$12.57		$16.80		$16.06		$16.47
Income from Investment Operations:
Net investment income(a)	0.14		0.18		0.20		0.20		0.17
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.81		0.02		(2.76)		1.86		0.85
Total from investment operations	0.95		0.20		(2.56)		2.06		1.02
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.17)		(0.23)		(0.21)		(0.19)
From net realized gains	—		—		(1.44)		(1.11)		(1.24)
Total distributions to shareholders	(0.17)		(0.17)		(1.67)		(1.32)		(1.43)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$13.38		$12.60		$12.57		$16.80		$16.06
Total return(c)	7.56	%(d)	1.79	%(d)	(16.88)%		13.40%		6.59	%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.95	%(f)	2.00	%(f)	2.04	%(g)	2.07	%(f)	2.06	%(f)
Interest expense	—		—	%(h)	—		—		—
Net expenses	1.95	%(f)	2.00	%(f)	2.04	%(g)	2.07	%(f)	2.06	%(f)
Waiver/Reimbursement	0.24%		0.22%		—		—		0.01%
Net investment income	1.08	%(f)	1.61	%(f)	1.40	%(g)	1.21	%(f)	1.08	%(f)
Portfolio turnover rate	109%		107%		94%		100%		98%
Net assets, end of period (000s)	$2,874		$3,835		$4,699		$6,219		$6,788

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of 0.01%.
(h)	Rounds to less than 0.01%.

97

Columbia Asset Allocation Fund—Class C Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$12.60		$12.57		$16.81		$16.06		$16.47
Income from Investment Operations:
Net investment income(a)	0.14		0.17		0.21		0.20		0.16
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.81		0.03		(2.78)		1.87		0.86
Total from investment operations	0.95		0.20		(2.57)		2.07		1.02
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.17)		(0.23)		(0.21)		(0.19)
From net realized gains	—		—		(1.44)		(1.11)		(1.24)
Total distributions to shareholders	(0.17)		(0.17)		(1.67)		(1.32)		(1.43)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$13.38		$12.60		$12.57		$16.81		$16.06
Total return(c)	7.56	%(d)	1.79	%(d)	(16.93)%		13.46%		6.59	%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.95	%(f)	2.00	%(f)	2.04	%(g)	2.07	%(f)	2.06	%(f)
Interest expense	—		—	%(h)	—		—		—
Net expenses	1.95	%(f)	2.00	%(f)	2.04	%(g)	2.07	%(f)	2.06	%(f)
Waiver/Reimbursement	0.24%		0.22%		—		—		0.01%
Net investment income	1.08	%(f)	1.60	%(f)	1.41	%(g)	1.23	%(f)	0.98	%(f)
Portfolio turnover rate	109%		107%		94%		100%		98%
Net assets, end of period (000s)	$1,519		$1,468		$1,496		$1,806		$1,281

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of 0.01%.
(h)	Rounds to less than 0.01%.

98

Columbia Asset Allocation Fund—Class T Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007(a)		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$12.61		$12.58		$16.82		$16.08		$16.48
Income from Investment Operations:
Net investment income(b)	0.23		0.25		0.31		0.31		0.28
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.82		0.02		(2.78)		1.86		0.87
Total from investment operations	1.05		0.27		(2.47)		2.17		1.15
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.24)		(0.33)		(0.32)		(0.31)
From net realized gains	—		—		(1.44)		(1.11)		(1.24)
Total distributions to shareholders	(0.26)		(0.24)		(1.77)		(1.43)		(1.55)
Increase from regulatory settlements	—	(c)	—		—		—		—
Net Asset Value, End of Period	$13.40		$12.61		$12.58		$16.82		$16.08
Total return(d)	8.39	%(e)	2.50	%(e)	(16.32)%		14.17%		7.39	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.25	%(g)	1.30	%(g)	1.34	%(h)	1.37	%(g)	1.36	%(g)
Interest expense	—		—	%(i)	—		—		—
Net expenses	1.25	%(g)	1.30	%(g)	1.34	%(h)	1.37	%(g)	1.36	%(g)
Waiver/Reimbursement	0.24%		0.22%		—		—		0.01%
Net investment income	1.79	%(g)	2.31	%(g)	2.10	%(h)	1.92	%(g)	1.78	%(g)
Portfolio turnover rate	109%		107%		94%		100%		98%
Net assets, end of period (000s)	$109,253		$113,895		$130,863		$180,757		$175,348

(a)	On August 8, 2007, Class G shares were converted to Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Rounds to less than 0.01%.

99

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Asset Allocation Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses		Annual Fees and Expenses(a)
1	5.00%	[ ]	%	-[ ]	%(b)	$	[ ]	$	[ ]
2	10.25%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
3	15.76%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
4	21.55%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
5	27.63%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
6	34.01%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
7	40.71%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
8	47.75%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
9	55.13%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
10	62.89%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
Total Gain After Fees and Expenses						$	[ ]
Total Annual Fees and Expenses Paid								$	[ ]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

100

Columbia Asset Allocation Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Asset Allocation Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

101

Columbia Asset Allocation Fund—Class T Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses		Annual Fees and Expenses(a)
1	5.00%	[ ]	%	-[ ]	%	$	[ ]	$	[ ]
2	10.25%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
3	15.76%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
4	21.55%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
5	27.63%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
6	34.01%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
7	40.71%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
8	47.75%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
9	55.13%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
10	62.89%	[ ]	%	[ ]	%	$	[ ]	$	[ ]
Total Gain After Fees and Expenses						$	[ ]
Total Annual Fees and Expenses Paid								$	[ ]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

102

Columbia Asset Allocation Fund

Class A, Class B, Class C and Class T Shares

Prospectus February 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiamanagement.com

[            ]

Columbia Asset Allocation Fund

Prospectus February 1, 2011

Class	Ticker Symbol
Class Z Shares	GAATX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Asset Allocation Fund

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	[	]%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	[	]%
Acquired fund fees and expenses(b)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or expense reimbursement(c)	-[	]%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	[	]%

(a)	[Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.]
(b)

[Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a Fund-of-Funds Structure.]

(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.26% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach. The Adviser:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund invests at least 25% of its total assets in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser may sell investments to adjust the allocation of the Fund’s assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

•

Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors

5

concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

•

Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

•

Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debtsecurity is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

•

Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential

6

inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk – Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

•

Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or

7

Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

•

Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

•

Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Columbia Asset Allocation Fund Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

•

Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

•

Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a

8

leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

•

Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

•

Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Master Limited Partnership Risk – Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

•

Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

•

Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private

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mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that

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can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Tax Risk – One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	[x] quarter [x]:	[x]%
Worst:	[x] quarter [x]:	[x]%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year		5 years		10 years
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009.

Kent M. Bergene Co-manager. Service with the Fund since 2010.

David Joy Co-manager. Service with the Fund since 2010.

Colin Moore Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009.

Marie M. Schofield, CFA Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s

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principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor or the Transfer Agent for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Large Capitalization Domestic Equity

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Adviser believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Disciplined Value Fund	The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that the Adviser believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Dividend Opportunity Fund	The Fund seeks seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Adviser believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Adviser believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large- Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

20

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.	Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Adviser believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

21

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.

Mid-Capitalization Domestic Equity

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

22

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Adviser defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

23

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.	The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Small-Capitalization Domestic Equity

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide shareholders with growth of capital.	Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Adviser).

Columbia Multi- Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

24

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Growth Fund II	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase. The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

25

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

International/Global Equity

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

26

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

27

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadviser is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

28

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi- Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Adviser or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi- Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

29

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Adviser may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Adviser may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

30

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

31

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Government and Corporate Debt

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Core Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage-and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Adviser, at the time of purchase, to be of comparable quality to investment grade securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

32

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Adviser to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Adviser to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

33

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital.	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

34

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

35

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Total Return Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund also may invest up to 20% of total assets in non-U.S. dollar denominated foreign debt securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also mayinvest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

36

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Corporate Bond Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in corporate debt securities (rated BBB or better by S&P), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also invest in private placements. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

Mortgage- and Asset- Backed Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

37

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Convertible Securities

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Below Investment Grade

Columbia Conservative High Yield Fund	The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by S&P. These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund may invest in securities that are publicly offered or privately placed. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest up to 20% of its total assets in foreign debt securities.

Columbia High Income Fund	The Fund seeks total return, consisting of a high level of income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s or Fitch, Inc., rated “Ba” or below by Moody’s, or unrated but determined by the Adviser to be of comparable quality. The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

38

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Adviser to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Instruments

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

39

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Specialty Securities

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Adviser will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Adviser’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Adviser seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Adviser, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Adviser utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Adviser will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Adviser will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Adviser runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

40

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in securities that the Adviser believes are undervalued, represent growth opportunities, or both. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Adviser believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

41

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Adviser uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.	The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

42

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily, capital appreciation.	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals. While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining industries, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 100 Federal Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s semi annual report to shareholders for the fiscal year ended March 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Ms. Bahuguna was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Kent M. Bergene

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.

David Joy

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2003. Mr. Joy began his investment career in 1999 and earned an A.B. from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From January 2006 until joining the Adviser in May 2010, Mr. Peterson was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1990 until joining the Adviser in May 2010, Ms. Schofield was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Asset Allocation Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.26% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family”.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s SAI. The Funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

49

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address (regular mail): The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

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The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance*	none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

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not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E and Class F shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•	your name

•	the name of the Fund(s)

•	your account number the class of shares to be exchanged or sold

•	your social security number (SSN) or other taxpayer identification number (TIN)

•	the dollar amount or number of shares you want to exchange or sell

•	specific instructions regarding delivery or exchange destination

•	signature(s) of registered account owner(s)

•	any special documents the Transfer Agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund also may generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

67

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

68

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund—Class Z Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$12.66		$12.58		$16.82		$16.07		$16.48
Income from Investment Operations:
Net investment income(a)	0.27		0.29		0.35		0.36		0.33
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.82		0.07		(2.77)		1.87		0.85
Total from investment operations	1.09		0.36		(2.42)		2.23		1.18
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.28)		(0.38)		(0.37)		(0.35)
From net realized gains	—		—		(1.44)		(1.11)		(1.24)
Total distributions to shareholders	(0.30)		(0.28)		(1.82)		(1.48)		(1.59)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$13.45		$12.66		$12.58		$16.82		$16.07
Total return(c)	8.67	%(d)	3.21	%(d)	(16.06)%		14.58%		7.65	%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.95	%(f)	1.00	%(f)	1.04	%(g)	1.07	%(f)	1.06	%(f)
Interest expense	—		—	%(h)	—		—		—
Net expenses	0.95	%(f)	1.00	%(f)	1.04	%(g)	1.07	%(f)	1.06	%(f)
Waiver/Reimbursement	0.24%		0.22%		—		—		0.01%
Net investment income	2.07	%(f)	2.60	%(f)	2.40	%(g)	2.21	%(f)	2.09	%(f)
Portfolio turnover rate	109%		107%		94%		100%		98%
Net assets, end of period (000s)	$92,087		$96,807		$107,424		$144,513		$151,703

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of 0.01%.
(h)	Rounds to less than 0.01%.

69

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Asset Allocation Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Columbia Asset Allocation Fund

Class Z Shares

Prospectus February 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiamanagement.com

[            ]

Columbia Liberty Fund

Prospectus February 1, 2011

Class	Ticker Symbols
Class A Shares	COLFX
Class B Shares	CCFBX
Class C Shares	CTCCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Liberty Fund

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page [16] of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	[	]%	[	]%	[	]%
Distribution and/or service (Rule 12b-1) fees	0.24%		0.99%		0.99%
Other expenses(d)	[	]%	[	]%	[	]%
Acquired fund fees and expenses(e)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or expense reimbursement(f)	-[	]%	-[	]%	-[	]%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	[	]%	[	]%	[	]%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	[Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.]
(e)

[Acquired Fund Fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.]

(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares
Assuming no redemption shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares
Assuming no redemption of shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach. The Adviser:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund invests in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser may sell investments to adjust the allocation of the Fund’s assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

•

Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors

5

concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

•

Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

•

Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debtsecurity is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

•

Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential

6

inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk – Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

•

Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or

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Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

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Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

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Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a

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leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

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Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Master Limited Partnership Risk – Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

•

Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

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Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private

9

mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

•

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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•

Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

•

Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

•

Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

•

Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

•

Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that

11

can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

•

Tax Risk – One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

•

U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

•

Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	[x] quarter [x]:	[x]%
Worst:	[x] quarter [x]:	[x]%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year		5 years		10 years
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
S&P 500®Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009.

Kent M. Bergene Co-manager. Service with the Fund since 2010.

David Joy Co-manager. Service with the Fund since 2010.

Colin Moore Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009.

Marie M. Schofield, CFA Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally as follows: $2,000 for Class A, Class C and Class T shares; $500 for Class W shares; and variable based on share class eligibility for Class R5 shares. There is no minimum initial investment for Class I, Class R, Class R3 or Class R4 shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. There is no minimum additional investment for Class I, Class R, Class R3, Class R4, Class R5, or Class W shares. Class I shares are generally limited to other Funds. Investments in Class R shares are available only through eligible retirement plans and health savings accounts. Investments in Class R3, Class R4 and Class R5 shares are limited to qualifying institutional investors. Investments in Class W shares are limited to qualifying discretionary managed accounts. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor or the Transfer Agent for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Large Capitalization Domestic Equity

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Adviser believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Disciplined Value Fund	The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that the Adviser believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

17

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Dividend Opportunity Fund	The Fund seeks seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

18

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

19

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Adviser believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Adviser believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large- Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

20

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.	Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Adviser believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

21

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.

Mid-Capitalization Domestic Equity

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

22

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Adviser defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

23

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.	The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Small-Capitalization Domestic Equity

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide shareholders with growth of capital.	Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Adviser).

Columbia Multi- Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

24

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Growth Fund II	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase. The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

25

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

International/Global Equity

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

26

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Asia Pacific ex- Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

27

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadviser is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

28

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi- Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Adviser or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi- Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

29

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Adviser may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Adviser may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

30

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

31

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Government and Corporate Debt

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Core Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage-and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Adviser, at the time of purchase, to be of comparable quality to investment grade securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

32

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Adviser to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Adviser to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

33

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital.	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

34

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

35

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Total Return Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund also may invest up to 20% of total assets in non-U.S. dollar denominated foreign debt securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

36

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Corporate Bond Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in corporate debt securities (rated BBB or better by S&P), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also invest in private placements. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

Mortgage-and Asset- Backed Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

37

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Convertible Securities

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Below Investment Grade

Columbia Conservative High Yield Fund	The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by S&P. These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund may invest in securities that are publicly offered or privately placed. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest up to 20% of its total assets in foreign debt securities.

Columbia High Income Fund	The Fund seeks total return, consisting of a high level of income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s or Fitch, Inc., rated “Ba” or below by Moody’s, or unrated but determined by the Adviser to be of comparable quality. The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

38

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Adviser to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Instruments

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

39

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Specialty Securities

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Adviser will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Adviser’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Adviser seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Adviser, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Adviser utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Adviser will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Adviser will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Adviser runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

40

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in securities that the Adviser believes are undervalued, represent growth opportunities, or both. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Adviser believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

41

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Adviser uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.	The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

42

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily, capital appreciation.	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals. While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining industries, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 100 Federal Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.55% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Ms. Bahuguna was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Kent M. Bergene

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.

David Joy

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2003. Mr. Joy began his investment career in 1999 and earned an A.B. from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From January 2006 until joining the Adviser in May 2010, Mr. Peterson was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1990 until joining the Adviser in May 2010, Ms. Schofield was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund’s average daily net assets attributable to Class A, Class B and Class C, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family”. For details on this particular policy, see Choosing a Share Class—Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s SAI. The Funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although Class B and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

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Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

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Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

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(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees - Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class - Distribution and Service Fees - Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

59

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

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Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed. You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

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Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund. The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

63

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

64

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

65

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed. If your original purchase was in Class T Shares, you will be allowed to reinvest in the same Class T Shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund - The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund - The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address (regular mail): The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number

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and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds
c/o Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

Express Mail*	The Funds
c/o Columbia Management Investment
Services Corp.
30 Dan Road
Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A

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shares. See Choosing a Share Class—Class A Shares—Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public

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law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds, classes and accounts except those listed to the right (nonqualified)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

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(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds, classes and accounts except those listed to the right (nonqualified)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds - $2,000
(b)	money market Funds - $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A

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shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E and Class F shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

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Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund also may generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Liberty Fund—Class A Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$7.05		$7.15		$9.63		$8.79		$8.36
Income from Investment Operations:
Net investment income(a)	0.12		0.15		0.18		0.19		0.18
Net realized and unrealized gain (loss) on investment, foreign currency, futures contracts, foreign capital gains tax and written options	0.48		(0.10)		(1.53)		1.12		0.44
Total from investment operations	0.60		0.05		(1.35)		1.31		0.62
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.15)		(0.20)		(0.21)		(0.19)
From net realized gains	—		—		(0.93)		(0.26)		—
Total distributions to shareholders	(0.13)		(0.15)		(1.13)		(0.47)		(0.19)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.52		$7.05		$7.15		$9.63		$8.79
Total return(c)	8.63%		1.07	%(d)	(15.83)%		15.29%		7.47	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.12	%(g)	1.16	%(g)	1.03	%(h)	1.04	%(g)	1.03	%(g)
Interest expense	—		—		—	%(i)	—		—
Net expenses	1.12	%(g)	1.16	%(g)	1.03	%(h)	1.04	%(g)	1.03	%(g)
Waiver/Reimbursement	—		—		—		—		0.01%
Net investment income	1.65	%(g)	2.36	%(g)	2.18	%(h)	2.06	%(g)	2.07	%(g)
Portfolio turnover rate	96%		105%		88%		106%		98%
Net assets, end of period (000s)	$331,372		$348,922		$394,884		$532,413		$514,826

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Rounds to less than 0.01%.

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Columbia Liberty Fund—Class B Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$7.08		$7.18		$9.62		$8.78		$8.36
Income from Investment Operations:
Net investment income(a)	0.0 6		0.10		0.12		0.12		0.11
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.4 9		(0.09)		(1.54)		1.12		0.43
Total from investment operations	0.55		0.01		(1.42)		1.24		0.54
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.11)		(0.09)		(0.14)		(0.12)
From net realized gains	—		—		(0.93)		(0.26)		—
Total distributions to shareholders	(0.08)		(0.11)		(1.02)		(0.40)		(0.12)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.55		$7.08		$7.18		$9.62		$8.78
Total return(c)	7.80%		0.32	%(d)	(16.51)%		14.46%		6.55	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.87	%(g)	1.91	%(g)	1.78	%(h)	1.79	%(g)	1.78	%(g)
Interest expense	—		—		—	%(i)	—		—
Net expenses	1.87	%(g)	1.91	%(g)	1.78	%(h)	1.79	%(g)	1.78	%(g)
Waiver/Reimbursement	—		—		—		—		0.01%
Net investment income	0.88	%(g)	1.67	%(g)	1.39	%(h)	1.28	%(g)	1.31	%(g)
Portfolio turnover rate	96%		105%		88%		106%		98%
Net assets, end of period (000s)	$7,269		$11,965		$23,672		$51,229		$85,766

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Rounds to less than 0.01%.

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Columbia Liberty Fund—Class C Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$7.06		$7.16		$9.59		$8.76		$8.34
Income from Investment Operations:
Net investment income(a)	0.07		0.10		0.12		0.12		0.11
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.48		(0.09)		(1.53)		1.11		0.43
Total from investment operations	0.55		0.01		(1.41)		1.23		0.54
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.11)		(0.09)		(0.14)		(0.12)
From net realized gains	—		—		(0.93)		(0.26)		—
Total distributions to shareholders	(0.08)		(0.11)		(1.02)		(0.40)		(0.12)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.53		$7.06		$7.16		$9.59		$8.76
Total return(c)	7.82%		0.33	%(d)	(16.46)%		14.38%		6.56	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.87	%(g)	1.91	%(g)	1.78	%(h)	1.79	%(g)	1.78	%(g)
Interest expense	—		—		—	%(i)	—		—
Net expenses	1.87	%(g)	1.91	%(g)	1.78	%(h)	1.79	%(g)	1.78	%(g)
Waiver/Reimbursement	—		—		—		—		0.01%
Net investment income	0.90	%(g)	1.60	%(g)	1.43	%(h)	1.31	%(g)	1.31	%(g)
Portfolio turnover rate	96%		105%		88%		106%		98%
Net assets, end of period (000s)	$4,099		$4,247		$4,112		$5,447		$5,076

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Rounds to less than 0.01%.

97

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Liberty Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	-[	]%(a)	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

98

Columbia Liberty Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

99

Columbia Liberty Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

100

Columbia Liberty Fund

Class A, Class B and Class C Shares

Prospectus February 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiamanagement.com

[            ]

Columbia Liberty Fund

Prospectus February 1, 2011

Class	Ticker Symbol
Class Z Shares	CTCFX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Liberty Fund

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	[	]%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	[	]%
Acquired fund fees and expenses(b)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or expense reimbursement(c)	-[	]%
Total annual Fund operating expenses after the fee waivers and/or expense reimbursements	[	]%

(a)	[Management fees and other expenses have been restated to reflect changes to contractual fee rates paid by the Fund.]
(b)

[Acquired Fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.]

(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.27% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach. The Adviser:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund invests in fixed-income securities, including preferred stocks and fixed-income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities.

The Fund may invest in derivatives, including commodity-related derivatives, futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser may sell investments to adjust the allocation of the Fund’s assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each Underlying Fund.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

•

Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors

5

concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

•

Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s or Underlying Fund’s return.

•

Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debtsecurity is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

•

Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential

6

inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Emerging Market Securities Risk – The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Energy and Natural Resources Sector Risk – The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund’s and Underlying Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

•	Focused Portfolio Risk – Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.

•

Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or

7

Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Frequent Trading Risk – The Fund’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

•

Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

•

Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Inflation Protected Securities Risk – The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

•

Infrastructure-Related Companies Risk – Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

•

Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a

8

leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

•

Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Master Limited Partnership Risk – Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

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Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

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Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private

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mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk – Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for may reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund’s and those Underlying Funds’ debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s or Underlying Fund’s income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that

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can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Tax Risk – One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund’s total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

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Technology Sector Risk – The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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U.S. Government Obligations Risk – The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	[x] quarter [x]	[x]%
Worst:	[x] quarter [x]	[x]%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year		5 years		10 years
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500®Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009.

Kent M. Bergene Co-manager. Service with the Fund since 2010.

David Joy Co-manager. Service with the Fund since 2010.

Colin Moore Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD Co-manager. Service with the Fund since 2009.

Marie M. Schofield, CFA Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Fund may invest. The Fund invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiamanagement.com or contact your financial advisor or the Transfer Agent for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Large Capitalization Domestic Equity

Columbia Contrarian Core Fund	The Fund seeks total return, consisting of long-term capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Adviser believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Disciplined Value Fund	The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that the Adviser believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Dividend Income Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Dividend Opportunity Fund	The Fund seeks seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.	The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

Columbia Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

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The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Growth Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index at the time of purchase. The Fund can invest in any economic sector and, at times, may emphasize one or more particular sectors. The universe of stocks from which the Adviser selects the Fund’s investments primarily will be those included in the Russell 1000 Value Index. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Marsico Flexible Capital Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Marsico Focused Equities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

19

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Marsico Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the Adviser believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Adviser believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund may invest in publicly traded units of master limited partnerships, real estate investment trusts, ETFs and other investment companies.

Columbia Select Large Cap Growth Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Select Large- Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

20

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Investor Fund	The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.	Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies. The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Value and Restructuring Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Adviser believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

21

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Growth Fund, Inc.	The Fund seeks to provide shareholders with long-term capital appreciation.	Generally, the Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects, but may also invest in small and mid-sized companies. The Fund may invest up to 25% of its net assets in foreign investments.

Mid-Capitalization Domestic Equity

Columbia Acorn Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Columbia Acorn Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

22

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Growth Fund	The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Adviser defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index.

Columbia Mid Cap Index Fund	The Fund seeks total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

23

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Capital Fund, Inc.	The Fund seeks to provide shareholders with capital appreciation.	The Fund invests primarily in the common stock of medium-sized U.S. companies. The Fund defines medium-sized companies as those with market capitalizations at the time of purchase by the Fund of between $1 billion and $15 billion. The Fund may invest up to 25% of its net assets in foreign investments.

Small-Capitalization Domestic Equity

Columbia Acorn USA	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Frontier Fund, Inc.	The Fund seeks to provide shareholders with growth of capital.	Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the Adviser).

Columbia Multi- Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the Adviser to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may hold a small number of securities because the Adviser believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

24

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Small Cap Core Fund	The Fund seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Growth Fund II	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase. The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund I	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

25

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500 Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. Up to 25% of the Fund’s net assets may be invested in foreign investments.

International/Global Equity

Columbia Acorn International	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Acorn International Select	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. The Fund also may invest in larger-sized companies. The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

26

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Asia Pacific ex- Japan Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

Columbia Emerging Markets Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

27

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including securities of companies located in developed and emerging countries. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. The subadviser is able to invest the proceeds from its short positions in additional long positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time. In addition to individual stocks, the portfolio management team may use ETFs, and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

28

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Value Fund	The Fund seeks long-term capital appreciation.	The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi- Advisor International Equity Fund	The Fund seeks long-term capital growth.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Adviser or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

Columbia Multi- Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency forward contracts.

29

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Pacific/Asia Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.	Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. The Adviser may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Adviser may also use derivative instruments, such as options, futures, forward contracts or swaps, to produce incremental earnings, to increase flexibility, to gain exposure to a segment of the market or to hedge against existing positions.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities. The Fund may use foreign currency futures contracts or foreign currency forward contracts and may purchase foreign currency.

30

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The Fund may use derivatives such as futures, options, swaps, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions and/or currency fluctuations, or to increase flexibility.

Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth.	The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

31

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Government and Corporate Debt

Columbia Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Core Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage-and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Adviser, at the time of purchase, to be of comparable quality to investment grade securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Corporate Income Fund	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

32

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. The index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the Adviser to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Adviser to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

33

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital.	The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.

Columbia Intermediate Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

34

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Short Term Bond Fund	The Fund seeks current income, consistent with minimal fluctuation of principal.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

35

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Total Return Bond Fund	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund also may invest up to 20% of total assets in non-U.S. dollar denominated foreign debt securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

36

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Corporate Bond Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in corporate debt securities (rated BBB or better by S&P), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also invest in private placements. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

Mortgage- and Asset- Backed Portfolio	The Portfolio seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and governmental agency securities.	Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as FNMA or Fannie Mae and FHLMC or Freddie Mac. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

37

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Convertible Securities

Columbia Convertible Securities Fund	The Fund seeks total return, consisting of capital appreciation and current income.	Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Below Investment Grade

Columbia Conservative High Yield Fund	The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by S&P. These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund may invest in securities that are publicly offered or privately placed. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest up to 20% of its total assets in foreign debt securities.

Columbia High Income Fund	The Fund seeks total return, consisting of a high level of income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s or Fitch, Inc., rated “Ba” or below by Moody’s, or unrated but determined by the Adviser to be of comparable quality. The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Adviser may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

38

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the Adviser to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Money Market Instruments

BofA Cash Reserves	The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.	The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

39

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Specialty Securities

Columbia 120/20 Contrarian Equity Fund	The Fund seeks to provide shareholders with long-term growth of capital.	Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, the Adviser will hold long positions and short positions. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Adviser’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return.	Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Adviser seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar. The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the Adviser, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund invests in forward foreign currency transactions. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Adviser utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The Adviser will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model. Conversely, the Adviser will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model. The Adviser runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

40

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Energy and Natural Resources Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund may invest in securities that the Adviser believes are undervalued, represent growth opportunities, or both. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Real Estate Equity Fund	The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Seligman Communications and Information Fund, Inc.	The Fund seeks to provide shareholders with capital gains.	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the communications, information and related industries. The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Seligman Global Technology Fund	The Fund seeks to provide shareholders with long-term capital appreciation.	The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the Adviser believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

41

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Strategic Allocation Fund	The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.	The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. The Adviser uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion and momentum of different asset classes. The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide shareholders with total return through a combination of current income and long-term capital appreciation.	The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria: (i) companies qualifying for U.S. federal income tax purposes as REITs; (ii) entities similar to REITs formed under the laws of non-U.S. countries; or (iii) other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate. The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, at least 40% of the Fund’s net assets will be invested outside the U.S. The Adviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of Global Real Estate companies or specific foreign markets are unfavorable.

42

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide shareholders with a high level of current income and, secondarily, capital appreciation.	The Fund concentrates its investments in the real estate industry, investing, under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” (such as REITs), which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital.	The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals. While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining industries, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation.	The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of REITs, and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

43

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 100 Federal Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.55% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

44

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Ms. Bahuguna was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Kent M. Bergene

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.

David Joy

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2003. Mr. Joy began his investment career in 1999 and earned an A.B. from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From January 2006 until joining the Adviser in May 2010, Mr. Peterson was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1990 until joining the Adviser in May 2010, Ms. Schofield was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear through January 31, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.27% of the Fund’s average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family”.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s SAI. The Funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

49

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address (regular mail): The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

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The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance*	none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

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not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E and Class F shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•	your name

•	the name of the Fund(s)

•	your account number the class of shares to be exchanged or sold

•	your social security number (SSN) or other taxpayer identification number (TIN)

•	the dollar amount or number of shares you want to exchange or sell

•	specific instructions regarding delivery or exchange destination

•	signature(s) of registered account owner(s)

•	any special documents the Transfer Agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund also may generate taxable income to the Fund.

66

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

67

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

68

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Liberty Fund—Class Z Shares

	Year Ended September 30, 2010		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
Net Asset Value, Beginning of Period	$7.59		$7.68		$10.28		$9.34		$8.88
Income from Investment Operations:
Net investment income(a)	0.15		0.17		0.22		0.22		0.21
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, foreign capital gains tax and written options	0.52		(0.09)		(1.65)		1.21		0.46
Total from investment operations	0.67		0.08		(1.43)		1.43		0.67
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.17)		(0.24)		(0.23)		(0.21)
From net realized gains	—		—		(0.93)		(0.26)		—
Total distributions to shareholders	(0.15)		(0.17)		(1.17)		(0.49)		(0.21)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$8.11		$7.59		$7.68		$10.28		$9.34
Total return(c)	8.92%		1.35	%(d)	(15.67)%		15.72%		7.60	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.88	%(g)	0.92	%(g)	0.79	%(h)	0.80	%(g)	0.79	%(g)
Interest expense	—		—		—	%(i)	—		—
Net expenses	0.88	%(g)	0.92	%(g)	0.79	%(h)	0.80	%(g)	0.79	%(g)
Waiver/Reimbursement	—		—		—		—		0.01%
Net investment income	1.90	%(g)	2.58	%(g)	2.44	%(h)	2.29	%(g)	2.34	%(g)
Portfolio turnover rate	96%		105%		88%		106%		98%
Net assets, end of period (000s)	$1,017		$903		$845		$856		$1,175

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Rounds to less than 0.01%.

69

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Liberty Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00				Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio		Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses			Annual Fees and Expenses(a)
1	5.00%	[	]%	[	]%	$	[	]	$	[	]
2	10.25%	[	]%	[	]%	$	[	]	$	[	]
3	15.76%	[	]%	[	]%	$	[	]	$	[	]
4	21.55%	[	]%	[	]%	$	[	]	$	[	]
5	27.63%	[	]%	[	]%	$	[	]	$	[	]
6	34.01%	[	]%	[	]%	$	[	]	$	[	]
7	40.71%	[	]%	[	]%	$	[	]	$	[	]
8	47.75%	[	]%	[	]%	$	[	]	$	[	]
9	55.13%	[	]%	[	]%	$	[	]	$	[	]
10	62.89%	[	]%	[	]%	$	[	]	$	[	]
Total Gain After Fees and Expenses						$	[	]
Total Annual Fees and Expenses Paid									$	[	]

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Columbia Liberty Fund

Class Z Shares

Prospectus February 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiamanagement.com

[            ]

Columbia Management®

COLUMBIA FUNDS SERIES TRUST I STATEMENT OF ADDITIONAL INFORMATION February 1, 2010

Fund
CMG Ultra Short Term Bond Fund (CMGUX)
Columbia Asset Allocation Fund
Class A: LAAAX	Class B: LAABX	Class C: LAACX	Class T: GAAAX
Class Z: GAATX
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX	Class R: CBLRX
Class R4*: —	Class R5*: —	Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B*: —	Class C: CNDCX	Class I: —
Class T*: —	Class W: CBDWX	Class Y: CBFYX	Class Z: UMMGX
Columbia Connecticut Tax-Exempt Fund
Class A: COCTX	Class B: CCTBX	Class C: CCTCX
Class Z: CCTZX
Columbia Conservative High Yield Fund
Class A: CHGAX	Class B: CHGBX	Class C: CHDCX	Class Y: CHYYX
Class Z: CMHYX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX	Class I: —
Class R: CCCRX	Class R4*: —	Class T: SGIEX	Class W: CTRWX
Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX	Class I: —
Class W: CPIWX	Class Z: SRINX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX	Class I: —
Class R: CDIRX	Class T: GEQAX	Class W: CDVWX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class C: EEMCX	Class I: —	Class R: CEMRX
Class W: CEMWX	Class Z: UMEMX
Columbia Energy and Natural Resources Fund
Class A: EENAX	Class B*: —	Class C: EENCX	Class I: —
Class R: CETRX	Class R4*: —	Class Z: UMESX
Columbia Federal Securities Fund
Class A: CFSAX	Class B: CFSOX	Class C: CFSCX	Class Z: LFSZX
Columbia Greater China Fund
Class A: NGCAX	Class B: NGCBX	Class C: NGCCX	Class Z: LNGZX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX	Class Z: SRHMX
Columbia High Yield Opportunity Fund
Class A: COLHX	Class B: COHBX	Class C: CHYCX	Class Z: LHYZX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX	Class I: —
Class R: CIBRX	Class W: CIBWX	Class Z: SRBFX

[[Job Code]]

Fund
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: —	Class Z: CNBZX
Columbia International Stock Fund
Class A: CISAX	Class B: CISBX	Class C: CSKCX	Class Y: CSFYX
Class Z: CMISX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX	Class E: CLGEX
Class F: CLGFX	Class I: —	Class R: CGWRX	Class R4*: —
Class R5*: —	Class T: GAEGX	Class W: CLGWX	Class Y: CGFYX
Class Z: GEGTX
Columbia Liberty Fund
Class A: COLFX	Class B: CCFBX	Class C: CCTCX	Class Z: CTCFX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX	Class I: —
Class R: CMGRX	Class R5*: —	Class T: CBSTX	Class W: CMRWX
Class Y: CMGYX	Class Z: CLSPX
Columbia Oregon Intermediate Municipal Bond Fund
Class A: COEAX	Class B: COEBX	Class C: CORCX	Class Z: CMBFX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: —	Class Z: USPAX
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX	Class I: —
Class R: CRSRX	Class R4*: —	Class R5*: —	Class W: CREWX
Class Z: CREEX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: —	Class R: URLGX
Class W: CSLWX	Class Z: UMLGX
Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX	Class I: —
Class W: CSCWX	Class T: SSCEX	Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX	Class I: —
Class R: CCRIX	Class Y CSGYX	Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX	Class I: —
Class R: CSVRX	Class Y CSVYX	Class Z CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX	Class R: CSNRX
Class R4*: —	Class R5*: —	Class W: CTTWX	Class Z: LSIZX
Columbia Strategic Investor Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX	Class I: —
Class R: CSGRX	Class W: CTVWX	Class Y CLSYX	Class Z: CSVFX
Columbia Technology Fund
Class A: CTCAX	Class B: CTCBX	Class C: CTHCX	Class Z: CMTFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX	Class I: —
Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: —	Class R: URBIX
Class W: CVRWX	Class Z: UMBIX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Asset Allocation Fund	Columbia Asset Allocation Fund

Balanced Fund	Columbia Balanced Fund

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Bond Fund	Columbia Bond Fund

Brandes	Brandes Investment Partners, L.P.

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the Columbia, RiverSource, Threadneedle and Seligman brands

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex that used the Columbia brand prior to September 27, 2010, as listed on Appendix E hereto

Connecticut Tax-Exempt Fund	Columbia Connecticut Tax-Exempt Fund

Conservative High Yield Fund	Columbia Conservative High Yield Fund

Contrarian Core Fund	Columbia Contrarian Core Fund

Corporate Income Fund	Columbia Corporate Income Fund

Custodian or State Street	State Street Bank and Trust Company

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Dividend Income Fund	Columbia Dividend Income Fund

Emerging Markets Fund	Columbia Emerging Markets Fund

Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund

FDIC	Federal Deposit Insurance Corporation

Federal Securities Fund	Columbia Federal Securities Fund

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

GNMA	Government National Mortgage Association

Greater China Fund	Columbia Greater China Fund

High Yield Municipal Fund	Columbia High Yield Municipal Fund

High Yield Opportunity Fund	Columbia High Yield Opportunity Fund

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

Intermediate Bond Fund	Columbia Intermediate Bond Fund

International Bond Fund	Columbia International Bond Fund

International Stock Fund	Columbia International Stock Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

IRS	United States Internal Revenue Service

Large Cap Growth Fund	Columbia Large Cap Growth Fund

Liberty Fund	Columbia Liberty Fund

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

Mid Cap Growth Fund	Columbia Mid Cap Growth Fund

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Oregon Intermediate Municipal Bond Fund	Columbia Oregon Intermediate Municipal Bond Fund

Pacific/Asia Fund	Columbia Pacific/Asia Fund

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

Real Estate Equity Fund	Columbia Real Estate Equity Fund

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Select Large Cap Growth Fund	Columbia Select Large Cap Growth Fund

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Core Fund	Columbia Small Cap Core Fund

Small Cap Growth Fund I	Columbia Small Cap Growth Fund I

Small Cap Value Fund I	Columbia Small Cap Value Fund I

Strategic Income Fund	Columbia Strategic Income Fund

Strategic Investor Fund	Columbia Strategic Investor Fund

Technology Fund	Columbia Technology Fund

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Ultra Short Term Bond Fund	CMG Ultra Short Term Bond Fund

U.S. Treasury Index Fund	Columbia U.S. Treasury Index Fund

Value and Restructuring Fund	Columbia Value and Restructuring Fund

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with fiscal years ending March 31

Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund

Each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is a diversified fund, except Energy and Natural Resources Fund, which is a non-diversified Fund. Each of the Funds has a fiscal year end of March 31st.

On March 31, 2008, each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund, together with the Columbia Blended Equity Fund, Columbia International Growth Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, and Columbia Short-Intermediate Bond Fund, acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Blended Equity Fund, Core Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, International Fund, Mid Cap Core Fund, Pacific/Asia Fund, Large Cap Growth Fund, Equity Opportunities Fund, Small Cap Fund, Intermediate-Term Bond Fund and Value and Restructuring Fund (the Predecessor Funds), each a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable. For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. The Funds commenced operations on March 31, 2008.

Bond Fund offers eight classes of shares; Emerging Markets Fund, Select Large Cap Growth Fund and Value and Restructuring Fund offer six classes of shares; Energy and Natural Resources Fund offers seven classes of shares; and Pacific/Asia Fund offers four classes of shares, each as described in Capital Stock and Other Securities.

Corporate Income Fund and Intermediate Bond Fund

Each of Corporate Income Fund and Intermediate Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st. Prior to March 27, 2006, each Fund was organized as a series of Columbia Funds Trust VIII, a Massachusetts business trust. The information provided for each Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. Corporate Income Fund commenced investment operations on March 5, 1986. Intermediate Bond Fund commenced investment operations on December 5, 1978.

Intermediate Bond Fund offers seven classes of shares, as described in Capital Stock and Other Securities. Prior to July 31, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund’s Class S shares were redesignated as Class Z shares. On January 23, 2006, the Fund commenced offering Class R shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name. Effective February 1, 2002, the Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund.

Corporate Income Fund offers six classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from Stein Roe Income Fund to Liberty Income Fund. Prior to July 15, 2002, the Fund invested all of its assets in the SR&F Income Portfolio as part of a master fund/feeder fund structure. On October 13, 2003, the Fund changed its name from Liberty Income Fund to Income Fund. Effective September 27, 2010, the Fund changed its name from Income Fund to its current name.

U.S. Treasury Index Fund

U.S. Treasury Index Fund represents a series of the Trust and is an open-end diversified management investment company. U.S. Treasury Index Fund has a fiscal year end of March 31st. Prior to March 27, 2006, the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust. The information provided for U.S. Treasury Index Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. The predecessor fund commenced investment operations on June 4, 1991. The predecessor fund was the successor by reorganization to the Galaxy II U.S. Treasury Fund, a series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. Class Z shares of the predecessor fund were issued in exchange for existing shares of the Galaxy II U.S. Treasury Fund. The reorganization occurred on November 25, 2002. All references to U.S. Treasury Index Fund prior to November 25, 2002 shall be deemed to refer to the Galaxy II U.S. Treasury Fund.

U.S. Treasury Index Fund offers five classes of shares, as described in “Capital Stock and Other Securities.” Effective October 13, 2003, U.S. Treasury Index Fund changed its name from Liberty U.S. Treasury Index Fund to its current name.

Funds with fiscal years ending May 31

High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund

Each of High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund represents a separate series of the Trust and is an open-end diversified management investment company, except for International Bond Fund, which is an open-end non-diversified management investment company. Each of the Funds has a fiscal year end of May 31st.

Prior to March 27, 2006 and September 26, 2005, respectively, High Yield Opportunity Fund and Strategic Income Fund were organized as a series of Columbia Funds Trust I, a Massachusetts business trust. The information provided for High Yield Opportunity Fund and Strategic Income Fund in this SAI for periods prior to March 27, 2006 and September 26, 2005, respectively, relates to the corresponding series of such predecessor trust.

High Yield Opportunity Fund offers four classes of shares, as described in Capital Stock and Other Securities. On October 21, 1971, High Yield Opportunity Fund commenced offering Class A shares. On June 8, 1992, High Yield Opportunity Fund commenced offering Class B shares. On January 15, 1996, High Yield

Opportunity Fund commenced offering Class C shares. On January 8, 1999, High Yield Opportunity Fund commenced offering Class Z shares. Effective October 13, 2003, High Yield Opportunity Fund changed its name from Liberty High Yield Securities Fund to its current name. Effective July 14, 2000, High Yield Opportunity Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.

International Bond Fund offers four classes of shares, as described in Capital Stock and Other Securities. On December 1, 2008, International Bond Fund commenced offering Class A, C and Z shares.

Strategic Income Fund offers eight classes of shares, as described in Capital Stock and Other Securities. On April 22, 1977, Strategic Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On June 12, 2009, Strategic Income Fund stopped accepting Class J share purchases. On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

Funds with fiscal years ending June 30

High Yield Municipal Fund and Small Cap Value Fund I

Each of High Yield Municipal Fund and Small Cap Value Fund I represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of June 30th.

High Yield Municipal Fund commenced investment operations on March 5, 1984. The Fund offers four classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from “Stein Roe High-Yield Municipals Fund” to “Liberty High Yield Municipal Fund” and the Fund’s Class A shares changed their name from “Liberty High Income Municipals Fund, Class A,” to Class A shares. The Fund invested all of its assets in SR&F High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002. The Fund changed its name from “Liberty High Yield Municipal Fund” to its current name effective October 13, 2003.

Small Cap Value Fund I commenced operations on July 25, 1986. Small Cap Value Fund I was organized as a series of Columbia Funds Trust VI, a Massachusetts business trust, prior to its reorganization as a series of the Trust on March 27, 2006. The information provided for Small Cap Value Fund I in this SAI for periods prior to March 27, 2006 relates to Columbia Funds Trust VI.

Small Cap Value Fund I offers seven classes of shares, as described in Capital Stock and Other Securities. The Fund changed its name from “Colonial Small Stock Fund” to “Colonial Small-Cap Value Fund” on February 28, 1997, and from “Colonial Small-Cap Value Fund” to “Liberty Small-Cap Value Fund” on July 14, 2000. The Fund changed its name from “Liberty Small-Cap Value Fund” to “Columbia Small Cap Value Fund” on October 13, 2003. The Fund changed its name from “Columbia Small Cap Value Fund” to its current name effective October 10, 2005.

Fund with fiscal year ending July 31

Ultra Short Term Bond Fund

Ultra Short Term Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. The Fund has a fiscal year end of July 31st.

Ultra Short Term Bond Fund does not offer multiple share classes. Prior to November 23, 2009, CMG Ultra Short Term Bond Fund (the Predecessor Ultra Short Term Bond Fund) was organized as a separate portfolio of Columbia Funds Institutional Trust, a Massachusetts business trust (the Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to November 23, 2009 relates to the Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to November 23, 2009 includes information for the Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund. Prior to March 27, 2006, the Predecessor Ultra Short Term Bond Fund was organized as a separate portfolio of CMG Fund Trust (the Prior Predecessor Ultra Short Term Bond Fund), an Oregon business trust organized in 1989 (the Prior Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to March 27, 2006 relates to the Prior Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to March 27, 2006 includes information for the Prior Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund.

Funds with fiscal years ending August 31

Balanced Fund, Conservative High Yield Fund, Federal Securities Fund, Greater China Fund, International Stock Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Small Cap Growth Fund I, Strategic Investor Fund, and Technology Fund.

Each of Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I and Strategic Investor Fund is a diversified series of the Trust and has a fiscal year end of August 31st.

Prior to March 27, 2006, each Fund, except for Federal Securities Fund, Greater China Fund and International Stock Fund, was organized as an Oregon corporation. The information provided for these Funds in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation funds. Prior to September 26, 2005, Federal Securities Fund was organized as a series of Columbia Funds Trust III. The information provided for the Federal Securities Fund for periods prior to September 26, 2005 relates to the corresponding series of Columbia Funds Trust III. Greater China Fund was organized as a series of Columbia Funds Trust II. The information provided for Greater China Fund in this SAI for periods prior to March 27, 2006 relates to the corresponding series of Columbia Funds Trust II. Prior to October 11, 2005, International Stock Fund was organized as an Oregon corporation. The information provided for International Stock Fund in this SAI for periods prior to October 11, 2005 relates to predecessor Oregon corporation fund.

Conservative High Yield Fund and International Stock Fund offer five classes of shares, Greater China Fund, Federal Securities Fund, Oregon Intermediate Municipal Bond Fund and Technology Fund offer four classes of shares, Balanced Fund and Small Cap Growth Fund I offer seven classes of shares, Mid Cap Growth Fund offers ten classes of shares and Strategic Investor Fund offers eight classes of shares, as described in Capital Stock and Other Securities.

Funds with fiscal years ending September 30

Asset Allocation Fund, Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, Liberty Fund and Small Cap Core Fund

Each of Asset Allocation Fund, Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, Liberty Fund and Small Cap Core Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of September 30th.

Asset Allocation Fund commenced operations on December 30, 1991; Large Cap Growth Fund commenced operations on December 14,1990 and Dividend Income Fund commenced operations on March 4, 1998. Contrarian Core Fund and Small Cap Core Fund commenced operations on December 14, 1992, as separate portfolios (collectively, the Predecessor Shawmut Funds) of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of the Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to the Galaxy Fund’s Trust Shares and Retail A Shares. Contrarian Core Fund changed its name from Columbia Common Stock Fund to its current name on November 14, 2008. Liberty Fund commenced investment operations on April 30, 1982, and is a successor to a corporation organized in 1904. Liberty Fund changed its name from Colonial Fund to Liberty Fund on July 14, 2000, and from Liberty Fund to its current name on October 13, 2003. Liberty Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust on March 27, 2006.

Each Fund, except for Liberty Fund, is the successor to a separate series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of the Galaxy Fund to which the Funds succeeded were reorganized as separate series of the Liberty-Stein Roe Investment Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the predecessor series of the Galaxy Fund, Class B shares of the Funds were issued in exchange for Prime B Shares of the predecessor series of the Galaxy Fund, Class T shares of the Funds were issued in exchange for Retail A Shares of the predecessor series of the Galaxy Fund, Class G shares of the Funds were issued in exchange for Retail B Shares of the predecessor series of the Galaxy Fund and Class Z shares of the Funds were issued in exchange for Trust Shares of the predecessor series of the Galaxy Fund. (Prime A and Prime B Shares, Retail A and Retail B Shares and Trust Shares together are referred to herein as the Predecessor Classes). On August 8, 2007, Class G shares of the Funds were converted to Class T shares. Information provided with respect to each Fund for periods prior to such Fund’s inception relates to the predecessor series of the Galaxy Fund. Further, information provided with respect to each class of each Fund prior to such Fund’s inception relates to the Predecessor Classes of such class.

Asset Allocation Fund offers five classes of shares; Contrarian Core Fund offers nine classes of shares; Dividend Income Fund offers eight classes of shares; Large Cap Growth Fund offers thirteen classes of shares; Liberty Fund offers four classes of shares; and Small Cap Growth Fund offers seven classes of shares, each as described in Capital Stock and Other Securities.

Fund with fiscal year ending October 31

Connecticut Tax-Exempt Fund

Connecticut Tax-Exempt Fund represents a separate series of the Trust and is an open-end management investment company. Connecticut Tax-Exempt Fund is a “diversified” fund and has a fiscal year end of October 31st.

Connecticut Tax-Exempt Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust. Connecticut Tax-Exempt Fund was reorganized as a series of the Trust on March 27, 2006 (the Tax-Exempt Fund Reorganization Date). Prior to March 27, 2006, Connecticut Tax-Exempt Fund was organized as a series of Columbia Funds Trust V. Connecticut Tax-Exempt Fund commenced investment operations on November 1, 1991. The information provided for Connecticut Tax-Exempt Fund in this SAI for periods prior to the Tax-Exempt Fund Reorganization Date relates to the predecessor funds of the same names. The trust of which Connecticut Tax-Exempt Fund was previously a series changed its name from Liberty Funds Trust V to Columbia Funds Trust V on October 13, 2003.

Connecticut Tax-Exempt Fund offers four classes of shares, as described in Capital Stock and Other Securities.

Fund with fiscal year ending December 31

Real Estate Equity Fund

Real Estate Equity Fund represents a series of the Trust and is an open-end non-diversified management investment company. In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31.

Prior to March 27, 2006, Real Estate Equity Fund was organized as an Oregon corporation. The information provided for the Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation.

Real Estate Equity Fund offers nine classes of shares, as described in Capital Stock and Other Securities.

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4.

With the exception of Real Estate Equity Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry[a], purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions[b]; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, Energy and Natural Resources Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries[c];

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	With the exception of Oregon Intermediate Municipal Bond Fund, Greater China Fund, Energy and Natural Resources Fund, International Bond Fund and Real Estate Equity Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

8.	Greater China Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

As a matter of fundamental policy, under normal circumstances, Connecticut Tax-Exempt Fund invests at least 80% of total assets in state bonds, subject to applicable state requirements.

[a]

In determining whether a purchase by Real Estate Equity Fund would cause the Fund to have invested less than 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, the Adviser currently uses the Global Industry Classification Standard (GICS) produced by S&P and MSCI Inc.

[b]

For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to fundamental investment policy (4) above, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Adviser determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.

[c]

In determining whether Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Adviser currently uses the GICS produced by S&P and MSCI Inc. The Adviser currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
Asset Allocation Fund	✓	✓	✓	✓	✓
Balanced Fund	✓		✓
Bond Fund	✓		✓		✓
Connecticut Tax-Exempt Fund	✓	✓	✓
Conservative High Yield Fund	✓		✓		✓
Contrarian Core Fund	✓	✓	✓		✓
Corporate Income Fund	✓	✓	✓		✓
Dividend Income Fund	✓	✓	✓	✓	✓
Emerging Markets Fund	✓		✓		✓
Energy and Natural Resources Fund	✓		✓		✓
Federal Securities Fund	✓		✓		✓
Greater China Fund	✓	✓	✓		✓
High Yield Municipal Fund	✓	✓	✓		✓
High Yield Opportunity Fund	✓	✓	✓		✓
Intermediate Bond Fund	✓	✓	✓		✓
International Bond Fund	✓	✓	✓		✓
International Stock Fund	✓		✓		✓
Large Cap Growth Fund	✓	✓	✓	✓	✓
Liberty Fund	✓	✓	✓		✓
Mid Cap Growth Fund	✓		✓		✓
Oregon Intermediate Municipal Bond Fund			✓		✓
Pacific/Asia Fund	✓		✓		✓
Real Estate Equity Fund	✓		✓
Select Large Cap Growth Fund	✓		✓		✓
Small Cap Core Fund	✓	✓	✓		✓
Small Cap Growth Fund I	✓		✓		✓
Small Cap Value Fund I	✓	✓	✓		✓
Strategic Income Fund	✓	✓	✓
Strategic Investor Fund	✓		✓
Technology Fund	✓		✓		✓

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
Ultra Short Term Bond Fund	✓	✓	✓
U.S. Treasury Index Fund	✓	✓	✓		✓
Value and Restructuring Fund	✓		✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]	Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of companies for the purpose of exercising control.
[e]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Permissible Fund Investments

Investment Type	Asset Allocation Fund	Balanced Fund	Bond Fund	Connecticut Tax-Exempt Fund	Conservative High Yield Fund	Contrarian Core Fund	Corporate Income Fund	Dividend Income Fund
Asset-Backed Securities	✓	✓	✓	✓	✓		✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓		✓		✓
Convertible Securities	✓	✓	✓		✓	✓		✓
Corporate Debt Securities	✓	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates	✓		✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓	✓		✓	✓	✓
Futures Contracts and Options on Futures Contracts		✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options		✓	✓	✓		✓	✓	✓
Swap Agreements		✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓	✓		✓	✓		✓
Foreign Securities	✓	✓	✓		✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓		✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓			✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓		✓
Municipal Securities	✓	✓	✓	✓	✓		✓
Participation Interests	✓	✓	✓		✓
Preferred Stock	✓	✓	✓		✓	✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓		✓	✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓			✓	✓	✓
Standby Commitments	✓		✓	✓			✓
Stripped Securities	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Emerging Markets Fund	Energy and Natural Resources Fund	Federal Securities Fund	Greater China Fund	High Yield Municipal Fund	High Yield Opportunity Fund	Intermediate Bond Fund	International Bond Fund	International Stock Fund
Asset-Backed Securities	✓	✓	✓		✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓			✓	✓		✓	✓
Foreign	✓	✓			✓	✓		✓	✓
Common Stock	✓	✓		✓		✓		✓	✓
Convertible Securities	✓	✓		✓		✓		✓	✓
Corporate Debt Securities	✓	✓	✓		✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓		✓		✓		✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓		✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓			✓	✓	✓	✓
Foreign Currency Transactions	✓	✓		✓		✓		✓	✓
Foreign Securities	✓	✓		✓		✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓				✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓		✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓			✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓		✓	✓	✓	✓
Municipal Securities	✓	✓			✓	✓	✓	✓
Participation Interests	✓	✓			✓	✓		✓
Preferred Stock	✓	✓		✓		✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓		✓		✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓		✓	✓	✓	✓
Standby Commitments	✓	✓	✓		✓	✓	✓	✓
Stripped Securities	✓	✓	✓			✓		✓
U.S. Government and Related Obligations	✓	✓	✓		✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓		✓	✓	✓		✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Large Cap Growth Fund	Liberty Fund	Mid Cap Growth Fund	Oregon Intermediate Municipal Bond Fund	Pacific/Asia Fund	Real Estate Equity Fund	Select Large Cap Growth Fund	Small Cap Core Fund
Asset-Backed Securities		✓			✓		✓
Bank Obligations
Domestic		✓	✓	✓	✓	✓	✓
Foreign		✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓		✓	✓	✓	✓
Convertible Securities	✓	✓	✓		✓	✓	✓	✓
Corporate Debt Securities		✓		✓	✓		✓
Custody Receipts and Trust Certificates		✓		✓	✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓				✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓		✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓		✓		✓	✓	✓	✓
Swap Agreements	✓		✓	✓	✓	✓	✓	✓
Dollar Rolls		✓			✓		✓
Foreign Currency Transactions	✓	✓	✓		✓	✓	✓	✓
Foreign Securities	✓	✓	✓		✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)		✓			✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities		✓		✓	✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities		✓			✓		✓
Municipal Securities		✓		✓	✓		✓
Participation Interests		✓			✓		✓
Preferred Stock	✓	✓	✓		✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓		✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓			✓		✓	✓
Standby Commitments		✓			✓		✓
Stripped Securities		✓			✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓		✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓		✓	✓		✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Small Cap Growth Fund I	Small Cap Value Fund I	Strategic Income Fund	Strategic Investor Fund	Technology Fund	Ultra Short Term Bond Fund	U.S. Treasury Fund	Value and Restructuring Fund
Asset-Backed Securities		✓	✓			✓		✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓	✓	✓		✓
Common Stock	✓	✓	✓	✓	✓		✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓		✓
Corporate Debt Securities		✓	✓			✓		✓
Custody Receipts and Trust Certificates			✓					✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓					✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓		✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓		✓
Swap Agreements	✓	✓	✓	✓	✓	✓		✓
Dollar Rolls			✓			✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓			✓
Foreign Securities	✓	✓	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)			✓					✓
Illiquid Securities	✓	✓	✓	✓	✓	✓		✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities			✓					✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓			✓		✓
Municipal Securities			✓					✓
Participation Interests			✓			✓		✓
Preferred Stock	✓	✓	✓	✓	✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓			✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓					✓
Standby Commitments		✓	✓					✓
Stripped Securities			✓					✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓		✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓			✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓		✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from

(call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in

Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities that concluded in December 2009. Although the U.S. Government has provided support to FNMA and FHLMC, there can be no assurances that it will support these and other government sponsored enterprises in the future.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the key risks associated with investments in states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other

“restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of the Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by the Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. The Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to the Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, the Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

The Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. The Fund may invest some or all of such cash collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (PHC). The PHC is comprised of members from the Adviser’s legal department, the Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 100 Federal Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds (excluding those Columbia Funds that pay a Unified Fee, as defined below). Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. In return for the advisory fee described below, the Adviser has agreed to pay all of the operating costs and expenses of Ultra Short Term Bond Fund other than Independent Trustees fees and expenses, including their legal counsel, auditing expenses, interest incurred on borrowing by Ultra Short Term Bond Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses. This fee is sometimes referred to herein as the “Unified Fee.” Any custody credits are applied to offset Fund expenses prior to determining the expenses the Adviser is required to bear; however, the Adviser bears any custodian overdraft charges. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Asset Allocation Fund	0.65%	0.60%	0.55%	0.50%	0.48%	0.46%
Bond Fund	0.65%	0.35%	0.32%	0.29%	0.28%	0.27%
Contrarian Core Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Corporate Income Fund	0.42%	0.375%	0.37%	0.34%	0.33%	0.32%
Dividend Income Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Federal Securities Fund	0.53%	0.48%	0.45%	0.42%	0.41%	0.40%
Energy and Natural Resources Fund	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%
Intermediate Bond Fund	0.35%	0.35%	0.30%	0.29%	0.28%	0.27%
International Stock Fund	0.87%	0.82%	0.77%	0.72%	0.70%	0.68%
Pacific/Asia Fund	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%
Select Large Cap Growth Fund	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%

Fund	All assets
Balanced Fund	0.50%
Oregon Intermediate Municipal Bond	0.50%
Real Estate Equity Fund	0.75%
Ultra Short Term Bond Fund	0.25%
U.S. Treasury Index Fund	0.10%

Fund	First $1 billion	Next $2 billion	In excess of $3 billion
Connecticut Tax-Exempt Fund	0.50%	0.45%	0.40%

Fund	First $1 billion	Next $500 million	In excess of $1.5 billion
Liberty Fund	0.55%	0.50%	0.45%

Fund	First $500 million	Next $500 million	Next $500 million	In excess of $1.5 billion
Conservative High Yield Fund	0.60%	0.55%	0.52%	0.49%
High Yield Opportunity Fund	0.60%	0.55%	0.52%	0.49%
International Bond Fund	0.55%	0.50%	0.47%	0.44%
Mid Cap Growth Fund	0.82%	0.75%	0.72%	0.67%
Strategic Income Fund	0.60%	0.55%	0.52%	0.49%

Fund	First $750 million	Next $250 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Emerging Markets Fund	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%

Fund	First $100 million	Next $100 million	In excess of $200 million
High Yield Municipal Fund	0.450%	0.425%	0.400%

Fund	First $200 million	Next $300 million	In excess of $500 million
Large Cap Growth Fund	0.700%	0.575%	0.450%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	In excess of $2 billion
Small Cap Core Fund	0.75%	0.70%	0.65%	0.60%	0.55%

Fund	First $1 Billion	Next $500 Million	Next $1.5 Billion	Next $3 Billion	Over $6 Billion
Greater China Fund	0.95%	0.87%	0.82%	0.77%	0.72%

Fund	First $500 million	Next $500 million	In excess of $1 billion
Small Cap Growth Fund I	0.87%	0.82%	0.77%
Small Cap Value Fund I	0.80%	0.75%	0.70%
Strategic Investor Fund	0.60%	0.55%	0.50%
Technology Fund	0.87%	0.82%	0.77%

Fund	First $10 billion	In excess of $10 billion
Value and Restructuring Fund	0.60%	0.43%

Advisory Fees Paid by the Funds

The Adviser and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Adviser and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Bond Fund
Advisory Fee Paid	$3,555,388	$3,357,269	$3,573,130
Amount Reimbursed	$1,762,911	$968,294	$981,002
Amount Waived	—	—	—
Corporate Income Fund
Advisory Fee Paid	$2,172,793	$2,165,208	$2,762,711
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Advisory Fee Paid	$4,059,904	$6,822,851	$15,695,279
Amount Reimbursed	$133,614	$710,637	—
Amount Waived	—	—	—
Energy and Natural Resources Fund
Advisory Fee Paid	$3,382,995	$3,524,919	$4,061,431
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Intermediate Bond Fund
Advisory Fee Paid	$6,768,041	$7,167,840	$7,648,763
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Advisory Fee Paid	$219,007	$634,182	$1,872,501
Amount Reimbursed	$131,463	$37,003	—
Amount Waived	—	—	—

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Select Large Cap Growth Fund
Advisory Fee Paid	$10,061,635	$7,032,799	$6,446,350
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
U.S. Treasury Index Fund
Advisory Fee Paid	$374,018	$360,167	$183,771
Amount Reimbursed	$659,969	$380,634	$163,118
Amount Waived	—	—	—
Value and Restructuring Fund
Advisory Fee Paid	$38,153,435	$45,997,660	$54,318,105
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Adviser	Previous Adviser
High Yield Opportunity Fund
Advisory Fee Paid	$167,714	$1,881,734	$1,848,657	$2,186,530
Amount Reimbursed	$57,327	$83,858	—	$19,549
Amount Waived	—	—	—	—
Strategic Income Fund
Advisory Fee Paid	$949,914	$10,224,619	$9,937,336	$10,213,556
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended
Fund	Adviser	Previous Adviser	May 31, 2009*
International Bond Fund
Advisory Fee Paid	$7,487	$69,573	$20,485
Amount Reimbursed	$25,747	$124,507	$142,545
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Adviser	Previous Adviser
High Yield Municipal Fund
Advisory Fee Paid	$524,787	$2,361,306	$2,421,629	$3,036,689
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Advisory Fee Paid	$1,883,799	$7,793,816	$6,138,109	$7,336,126
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended July 31, 2010*		Fiscal Year Ended July 31, 2009*†	Fiscal Year Ended July 31, 2008*†
Fund	Adviser	Previous Adviser
Ultra Short Term Bond Fund
Advisory Fee Paid	$774,383	$1,643,829	$346,249	$304,921
Amount Reimbursed	$23,307	$59,090	$58,864	$88,572
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.
†	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended August 31, 2010						Fiscal Year Ended August 31, 2009*			Fiscal Year Ended August 31, 2008*
Fund	Adviser			Previous Adviser
Balanced Fund
Advisory Fee Paid		$516,594			$875,889			$884,961			$1,038,397
Amount Reimbursed		—			—			—			—
Amount Waived		—			—			—			—
Conservative High Yield Fund
Advisory Fee Paid		$1,138,490			$2,352,042			$2,918,130			$3,989,177
Amount Reimbursed		—			—			—			—
Amount Waived		—			—			—			—
Federal Securities Fund
Advisory Fee Paid		$1,015,85			$2,102,871			$3,446,020			$3,631,821
Amount Reimbursed		—			—			—			—
Amount Waived		$95,996			$235,142			$129,672			—
Greater China Fund
Advisory Fee Paid		$717,794			$1,561,766			$1,676,914			$3,149,033
Amount Reimbursed		—			—			—			—
Amount Waived		—			—			—			—
International Stock Fund
Advisory Fee Paid		$2,977,727			$5,939,170			$4,361,396			$9,758,481
Amount Reimbursed	$	[?	]	$	[?	]		$83,891			—
Amount Waived		—			—			—			—
Mid Cap Growth Fund
Advisory Fee Paid		$2,977,727			$5,939,170			$7,193,675			$11,479,270
Amount Reimbursed		—			—			—			—
Amount Waived		—			—			—			—
Oregon Intermediate Municipal Bond
Advisory Fee Paid		$799,938			$1,515,769			$2,043,052			$1,933,585
Amount Reimbursed		$183,028			$329,008		$	[?	]	$	[?	]
Amount Waived		—			—		$	[?	]	$	[?	]
Small Cap Growth Fund I
Advisory Fee Paid		$2,371,009			$4,158,194			$3,216,309			$2,697,664
Amount Reimbursed		—			—			$109,017			—
Amount Waived		—			—			—			—
Strategic Investor Fund
Advisory Fee Paid		$1,486,665			$3,136,677			$4,131,661			$6,613,337
Amount Reimbursed		$407,410			$989,742			$1,606,165			$294,451
Amount Waived		—			—			—			—

	Fiscal Year Ended August 31, 2010						Fiscal Year Ended August 31, 2009*			Fiscal Year Ended August 31, 2008*
Fund	Adviser			Previous Adviser
Technology Fund
Advisory Fee Paid		$1,638,839			$765,180			$2,084,965		$3,420,420
Amount Reimbursed	$	[?	]	$	[?	]	$	[?	]	—
Amount Waived	$	[?	]	$	[?	]	$	[?	]	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended September 30, 2010[1]		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
Fund	Adviser	Previous Adviser
Asset Allocation Fund
Advisory Fee Paid	[—]	[—]	$1,317,805	$1,992,133
Amount Reimbursed	[—]	[—]	—	—
Amount Waived	[—]	[—]	$454,903	—
Contrarian Core Fund
Advisory Fee Paid	$1,604,740	$1,929,231	$2,110,310	$2,721,935
Amount Reimbursed	—	—	$318,233	$382,426
Amount Waived	$213,720	$71,834	—	—
Dividend Income Fund
Advisory Fee Paid	$5,934,956	$7,295,736	$8,227,244	$7,520,664
Amount Reimbursed	$410,787	$54,673	$791,034	$591,255
Amount Waived	—	—	—	—
Large Cap Growth Fund
Advisory Fee Paid	$2,643,515	$3,959,944	$5,877,711	$8,656,167
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Liberty Fund
Advisory Fee Paid	[—]	[—]	$1,869,229	$2,844,040
Amount Reimbursed	[—]	[—]	—	—
Amount Waived	[—]	[—]	—	—
Small Cap Core Fund
Advisory Fee Paid	$1,882,144	$2,495,915	$3,382,545	$6,765,818
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
[1]	Unaudited

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Advisory Fee Paid	$462,542	$524,477	$588,869
Amount Reimbursed	$157,165	$160,592	$158,586
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Advisory Fee Paid	$686,031	$1,670,236	$2,487,144	$4,576,982
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Leonard A. Aplet, CFA	Balanced Fund
Anwiti Bahuguna, PhD	Asset Allocation Fund Liberty Fund
Stephen D. Barbaro, CFA	Small Cap Value Fund I
Kent M. Bergene	Asset Allocation Fund Liberty Fund
Jason J. Callan	Federal Securities Fund
Robert B. Cameron	Emerging Markets Fund
Catherine Stienstra	Connecticut Tax-Exempt Fund
Richard A. Carter	Select Large Cap Growth Fund
Wayne M. Collette, CFA	Mid Cap Growth Fund Small Cap Growth Fund I Technology Fund
Fred Copper	International Stock Fund
Richard E. Dahlberg, CFA	Dividend Income Fund
Richard G. D’Auteuil	Small Cap Core Fund
Scott L. Davis	Dividend Income Fund
Peter R. Deininger	Large Cap Growth Fund
Chad H. Farrington, CFA	High Yield Municipal Fund
William Finan	U.S. Treasury Index Fund
Thomas M. Galvin, CFA	Select Large Cap Growth Fund
Emil A. Gjester	Strategic Investor Fund
Todd D. Herget	Select Large Cap Growth Fund
Jeffrey Hershey, CFA	Small Cap Core Fund
Tom Hever	Federal Securities Fund
Guy C. Holbrook, IV, CFA	Ultra Short Term Bond Fund
Michael E. Hoover	Energy and Natural Resources Fund
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Emerging Markets Fund Greater China Fund Pacific/Asia Fund
Arthur J. Hurley, CFA	Real Estate Equity Fund
Orhan Imer, PhD, CFA	U.S. Treasury Index Fund
Jeremy Javidi, CFA	Small Cap Value Fund I
David Joy	Asset Allocation Fund Liberty Fund
Brian Lavin, CFA	Balanced Fund Conservative High Yield Fund Corporate Income Fund High Yield Opportunity Fund Intermediate Bond Fund Strategic Income Fund
Lawrence W. Lin, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Colin J. Lundgren, CFA	Strategic Income Fund

Portfolio Manager	Fund(s)
Colin Moore	Asset Allocation Fund Liberty Fund
Brian M. McGreevy	Oregon Intermediate Municipal Bond Fund
George J. Myers, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Brian D. Neigut	Mid Cap Growth Fund Small Cap Growth Fund I
Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund
Jonas Patrikson, CFA	Strategic Investor Fund
Carl W. Pappo, CFA	Bond Fund Corporate Income Fund Intermediate Bond
Kent M. Peterson, PhD	Asset Allocation Fund Liberty Fund
Nicholas Pifer, CFA	International Bond Fund
Jennifer Ponce de Leon	High Yield Opportunity Fund
Guy W. Pope, CFA	Balanced Fund Contrarian Core Fund Value and Restructuring Fund
Alexander D. Powers	Bond Fund Intermediate Bond Fund
Marie M. Schofield	Asset Allocation Fund Liberty Fund
J. Nicholas Smith, CFA	Value and Restructuring Fund
Ronald B. Stahl, CFA	Balanced Fund
Gene R. Tannuzzo, CFA	Strategic Income Fund
Mary-Ann Ward	Strategic Investor Fund
Michael T. Welter, CFA	Strategic Investor Fund
Mary K. Werler, CFA	Ultra Short Term Bond Fund
Dara J. White, CFA	Emerging Markets Fund
David J. Williams, CFA	Value and Restructuring Fund
John T. Wilson, CFA	Large Cap Growth Fund
Michael Zazzarino	Bond Fund Intermediate Bond Fund

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Bond Fund	Carl W. Pappo, CFA	5 RICs 3 other accounts	$5.65 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.79 billion $2.1 billion $1.1 billion	None	$10,001- $50,000[a] $1- 10,000[b]	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.193 billion $2.636 billion $192.2 million	None	None	(1)

Corporate Income Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.1 billion $850,000	None	None	(1)

Emerging Markets Fund	Robert B. Cameron	1 PIV 5 other accounts	$61.4 million $930,000	None	$1- $10,000[b]	(1)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$646.2 million $634.7 million $200,000	None	None	(1)
	Dara J. White, CFA	1 PIV 9 other accounts	$61.4 million $405,000	None	$1- $10,000[a] $10,001- $50,000[b]	(1)

Energy and Natural Resources Fund	Michael E. Hoover	3 PIVs 3 other accounts	$689.7 million $741,342	None	None	(1)

Intermediate Bond Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$3.45 billion $850,000	None	$50,001- $100,000[a]	(1)
	Alexander D. Powers	3 RICs 7 PIVs 17 other accounts	$3.4 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$2.61 billion $2.64 billion $192.2 million	None	None	(1)

Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$1.02 billion $634.7 million $200,000	None	None	(1)
	Daisuke Nomoto, CMA (SAAJ)	4 RICs 3 PIVs 2 other accounts	$490.8 million $578.7 million $200,000	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Select Large Cap Growth Fund	Richard A. Carter	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a] $1- $10,000[b]	(1)
	Thomas M. Galvin, CFA	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	Over $1,000,000	(1)
	Todd D. Herget	1 PIV 2,389 other accounts	$43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a]	(1)

U.S. Treasury Index Fund	William Finan	5 other accounts	$1 million	None	None	(1)
	Orhan Imer, PhD, CFA	6 other accounts	$150,000	None	None	(1)

Value and Restructuring Fund	Guy W. Pope, CFA	5 RICs 1,927 other accounts	$1.76 billion $2.29 billion	None	$1- $10,000[a] $1- $10,000[b]	(1)
	J. Nicholas Smith, CFA	3 RICs 1,883 other accounts	$924.6 million $2.01 billion	None	$10,001- $50,000[a]	(1)
	David J. Williams, CFA	3 RICs 1,919 other accounts	$924.6 million $2.08 billion	None	$100,001- $500,000[a]	(1)

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$10.312 billion $9.331 million $683.335 million	None	None	(2)
	Jennifer Ponce de Leon	12 RICs 1 PIV 27 other accounts	$17.640 billion $9.331 million $4.578 million	None	None	(2)

International Bond Fund	Nicholas Pifer, CFA[2]	5 RICs 4 PIV 17 other accounts	$5.05 billion $113.33 million $4.62 billion	None	None	(2)

Strategic Income Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$8.61 billion $9.331 million $683.335 million	None	None	(2)
	Colin J. Lundgren, CFA	21 RICs 9 other accounts	$40.761 billion $274.15 million	2 RICs ($527.4 M)	None	(2)
	Gene R. Tannuzzo, CFA	10 RICs 2 other accounts	$25.657 billion $0.08 million	None		(2)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	Chad H. Farrington	8 other accounts	$194,000	None	$1-$10,000[b]	(1)

Small Cap Value Fund I	Stephen D. Barbaro, CFA	5 RICs 1 PIV 13 other accounts	$433 million $30 million $57 million	None	$1- $10,000[a] $10,001 - $50,000[b]	(1)
	Jeremy Javidi, CFA	5 RICs 1 PIV 14 other accounts	$433 million $30 million $54 million	None	$100,001- $500,000[a] $1 - $10,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For Funds with fiscal year ending July 31
Ultra Short Term Bond Fund	Guy C. Holbrook, IV, CFA	10 other accounts	$20.5 million	None	None	(1)
	Mary K. Werler, CFA	8 other accounts	$132.7 million	None	None	(1)

For Funds with fiscal year ending August 31
Balanced Fund	Leonard A. Aplet, CFA	10 RICs 8 PIVs 85 other accounts	$2.8 billion $3.555 billion $10.9 billion	None	$10,001 - $50,000 [a]	(1)
	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$9.907 billion $10.48 million $684.84 million	None	None	(2)
	Guy W. Pope, CFA	4 RICs 1,825 other accounts	$6.976 billion $1.007 billion	None	$100,001 - $500,000 [a]	(1)
	Ronald B. Stahl, CFA	10 RICs 6 PIVs 53 other accounts	$2.8 billion $785.7 million $3.879 billion	None	$10,001 - $50,000 [a]	(1)

Greater China Fund	Jasmine (Weili) Huang	2 RICs 6 PIVs 4 other accounts	$399.7 million $83.7 million $300,000	None	$10,001 -$50,000	(1)

International Stock Fund	Fred Copper, CFA	10 RICs 2 PIVs 23 other accounts	$1.5 billion $514.2 million $61.8 million	None	$1-$10,000[b]	(1)

Mid Cap Growth Fund	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.5 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.178 billion $168.61 million $178.6 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1 - $10,000[a] $1 - $10,000[b]	(1)

Oregon Intermediate Municipal Bond Fund	Brian M. McGreevy	6 RICs 7 other accounts	$3.7 billion $640.37 million	None	None	(1)

Small Cap Growth Fund I	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.8 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.8 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.479 billion $168.61 million $178.61 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.61 million	None	$1 - $10,000[a] $1 - $10,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Strategic Investor Fund	Emil A. Gjester	1 RIC 1 PIV 289 other accounts	$89.65 million $201.32 million $220.38 million	None	$100,001 - $500,000 [a] $10,001 - $50,000 [b]	(1)
	Jonas Patrikson, CFA	1 RIC 1 PIV 282 other accounts	$89.648 million $201.32 million $220.22 million	None	$1- $10,000[a] $1-$10,000[b]	(1)
	Mary-Ann Ward	1 RIC 1 PIV 293 other accounts	$89.65 million $201.32 million $227.68 million	None	None	(1)
	Michael T. Welter, CFA	1 RIC 1 PIV 283 other accounts	89.65 billion $201.3 million $220.6 million	None	$50,001- $100,000[a] $1 - $10,000[b]	(1)

For Funds with fiscal year ending September 30
Asset Allocation Fund	Anwiti Bahuguna, PhD	[—]	[—]	[—]	[—]	(1)
	Kent M. Bergene	[—]	[—]	[—]	[—]	(2)
	David Joy	[—]	[—]	[—]	[—]	(2)
	Colin Moore	[—]	[—]	[—]	[—]	(1)
	Kent M. Peterson, PhD	[—]	[—]	[—]	[—]	(1)
	Marie M. Schofield	[—]	[—]	[—]	[—]	(1)

Contrarian Core Fund	Guy W. Pope, CFA	3 RICs 1,847 other accounts	$6.6 billion $567 million	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)

Dividend Income Fund	Richard E. Dahlberg, CFA	1 RIC 2 PIVs 99 other accounts	$425 million $372 million $813.01 million	None	$100,001- $500,000[a] $100,001- $500,000[b]	(1)
	Scott L. Davis	2 PIVs 92 other accounts	$372 million $815 million	None	$50,001- $100,000[a] $100,001- $500,000[b]	(1)

Large Cap Growth Fund	Peter R. Deininger[3]	1 PIV 15 other accounts	$315 million $275 million	None	$1- $10,000	(1)
	John T. Wilson, CFA	4 RICs 1 PIV 19 other accounts	$200 million $300 million $500 million	None	$100,001- $500,000[a]	(1)

Liberty Fund	Anwiti Bahuguna, PhD	[—]	[—]	[—]	[—]	(1)
	Kent M. Bergene	[—]	[—]	[—]	[—]	(2)
	David Joy	[—]	[—]	[—]	[—]	(2)
	Colin Moore	[—]	[—]	[—]	[—]	(1)
	Kent M. Peterson, PhD	[—]	[—]	[—]	[—]	(1)
	Marie M. Schofield	[—]	[—]	[—]	[—]	(1)

Small Cap Core Fund	Richard D’Auteuil	1 PIV 27 other accounts	$158.85 million $907.08 million	None	None	(1)
	Jeffrey Hershey, CFA	1 PIV 28 other accounts	$158.85 million $901.77 million	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For the Fund with fiscal year ending October 31
Connecticut Tax-Exempt Fund	Catherine Stienstra[4]	11 RICs 12 other accounts	$4.42 billion $6.68 billion	None	None	(2)

For the Fund with fiscal period ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	8 other accounts	$750,000	None	$1-$10,000[a] $1-$10,000[b]	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Information provided as of April 30, 2010.
[2]	Account information provided as of May 31, 2010. Other accounts also include personal accounts as of June 30, 2010.
[3]	Account information provided as of March 31, 2010.
[4]	Account information provided as of August 31, 2010.

Structure of Compensation

(1) Compensation of Legacy Columbia Management Advisors, LLC Portfolio Managers

Compensation for portfolio managers who were associates of the Previous Adviser prior to May 1, 2010, is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) Compensation of Legacy RiverSource Investments, LLC Portfolio Managers

Compensation for portfolio managers who were associates of RiverSource Investments, LLC (now known as Columbia Management Investment Advisers, LLC), is typically comprised of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The Adviser’s portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Adviser employees. Depending upon their job level, Adviser portfolio managers may also be eligible for other benefits or perquisites that are available to all Adviser employees at the same job level.

The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Leonard A. Aplet, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Anwiti Bahuguna, PhD	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Stephen D. Barbaro, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Kent M. Bergene	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Catherine Stienstra	Connecticut Tax-Exempt Fund	Barclays Capital Municipal Bond Index	Lipper Connecticut Municipal Debt Funds Classification

Jason J. Callan	Federal Securities Fund	Citigroup Government/Mortgage Index	Lipper General U.S. Government Funds Classification

Robert B. Cameron	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Richard A. Carter	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Wayne M. Collette, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

	Technology Fund	Merrill Lynch 100 Technology Index	Lipper Science and Technology Funds Classification

Fred Copper, CFA	International Stock Fund	MSCI EAFE Index MSCI AC World ex USA Index (ND)	Lipper International Multi-Cap Core Funds Classification

Richard E. Dahlberg, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Richard D’Auteuil	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Scott L. Davis	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Peter R. Deininger	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Chad H. Farrington	High Yield Municipal Fund	Barclays Capital High Yield Municipal Bond Index; Blended Benchmark[4]	Lipper High Yield Municipal Debt Funds Classification

William Finan	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Thomas M. Galvin, CFA	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Emil A. Gjester	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Todd D. Herget	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jeffrey Hershey, CFA	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Tom Heuer	Federal Securities Fund	Citigroup Government/Mortgage Index	Lipper General U.S. Government Funds Classification

Guy C. Holbrook, IV, CFA	Ultra Short Term Bond Fund	Citigroup One-Year U.S. Treasury Bill Index	Lipper Ultra-Short Obligations Funds Classification

Michael E. Hoover	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

	Greater China Fund	MSCI China ND Hang Seng Index	Lipper China Region Funds Classification

	International Stock Fund	MSCI EAFE Index MSCI AC World ex USA Index (ND)	Lipper International Multi-Cap Core Funds Classification

	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Arthur J. Hurley, CFA	Real Estate Equity Fund	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Orhan Imer	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Jeremy Javidi, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

David Joy	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Brian Lavin, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Conservative High Yield Fund	JP Morgan Developed BB High Yield Index	Lipper High Current Yield Funds Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Lawrence W. Lin, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Colin J. Lundgren, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Brian M. McGreevy	Oregon Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Colin Moore	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

George J. Myers, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Carl. W. Pappo, CFA	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Jonas Patrikson, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Nicholas Pifer	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index- Unhedged	Lipper International Income Funds Classification

Kent M. Peterson, PhD	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Jennifer Ponce de Leon	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

Guy W. Pope, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Contrarian Core Fund	Russell 1000 Index	Lipper Large-Cap Core Funds Classification

	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Alexander D. Powers	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Marie M. Schofield	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

J. Nicholas Smith, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Value Funds Classification

Ronald B. Stahl, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Gene R. Tannuzzo, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Mary-Ann Ward	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Mary K. Werler, CFA	Ultra Short Term Bond Fund	Citigroup One-Year U.S. Treasury Bill Index	Lipper Ultra-Short Obligations Funds Classification

Michael T. Welter, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Dara J. White	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

David J. Williams, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Value Funds Classification

John T. Wilson, CFA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Michael Zazzarino	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

[1]	A custom composite, established by the Adviser, consisting of a 60% weighting of the S&P 500® Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.
[2]	A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Adviser.
[3]

A custom composite, established by the Adviser, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

[4]	A custom composite, established by the Adviser, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index.

The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

For U.S. Treasury Index Fund, pursuant to the Administrative Services Agreement, the Administrator, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons of the Administrator or its affiliates, brokerage fees and commissions, interest on borrowings and such extraordinary, non-recurring expenses as may arise, including litigation expenses. For the purposes of this arrangement, distribution and service fees are not considered operating expenses.

Administration Fees Paid by the Funds

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable, waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Administration Fee Paid	$754,748	$678,588	$759,720
Amount Reimbursed	—	$209,350	$206,179
Amount Waived	—	—	—
Corporate Income Fund
Administration Fee Paid	$675,315	$675,654	$870,923
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Administration Fee Paid	$615,027	$1,001,669	$2,430,055
Amount Reimbursed	—	$251,476	$476,664
Amount Waived	—	—	—
Energy and Natural Resources Fund
Administration Fee Paid	$723,263	$765,650	$941,122
Amount Reimbursed	—	$254,984	$263,577
Amount Waived	—	—	—
Intermediate Bond Fund
Administration Fee Paid	$3,164,565	$3,373,301	$3,620,050
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Administration Fee Paid	$16,020	$85,238	$334,900
Amount Reimbursed	—	$30,445	$66,921
Amount Waived	—	—	—
Select Large Cap Growth Fund
Administration Fee Paid	$2,127,779	$1,291,853	$1,216,720
Amount Reimbursed	—	$394,599	$333,294
Amount Waived	—	—	—
U.S. Treasury Index Fund
Administration Fee Paid	$1,122,055	$1,080,502	$551,345
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Value and Restructuring Fund
Administration Fee Paid	$9,398,359	$11,411,391	$13,588,716
Amount Reimbursed	—	$3,327,593	$3,424,080
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Administrator	Previous Administrator
High Yield Opportunity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Income Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended May 31, 2009*
Fund	Administrator	Previous Administrator
International Bond Fund
Administration Fee Paid	$680	$6,325	$1,862
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Administrator	Previous Administrator
High Yield Municipal Fund
Administration Fee Paid	$140,597	$637,176	$661,657	$815,422
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended July 31, 2010*		Fiscal Year Ended July 31, 2009*†	Fiscal Year Ended July 31, 2008*†
Fund	Administrator	Previous Administrator
Ultra Short Term Bond Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.
†	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Administrator	Previous Administrator
Balanced Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Conservative High Yield Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Federal Securities Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Greater China Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
International Stock Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Oregon Intermediate Municipal Bond Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Administration Fee Paid	$382,478	$810,252	$1,058,644	$1,175,452
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Technology Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended September 30, 2010[1]		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
Fund	Administrator	Previous Administrator
Asset Allocation Fund
Administration Fee Paid	[—]	[—]	$135,835	$205,343
Amount Reimbursed	[—]	[—]	—	—
Amount Waived	[—]	[—]	—	—
Contrarian Core Fund
Administration Fee Paid	$154,593	$184,969	$201,987	$260,528
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Dividend Income Fund
Administration Fee Paid	$646,899	$782,621	$836,788	$756,060
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Large Cap Growth Fund
Administration Fee Paid	$252,993	$383,524	$555,279	$865,130
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Liberty Fund
Administration Fee Paid	[—]	[—]	—	—
Amount Reimbursed	[—]	[—]	—	—
Amount Waived	[—]	[—]	—	—
Small Cap Core Fund
Administration Fee Paid	$170,200	$224,996	$302,523	$625,431
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
[1]	Unaudited.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (other than Ultra Short Term Bond Fund) pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (other than Ultra Short Term Bond Fund) also reimburses State Street for certain out-of-pocket expenses and charges. Ultra Short Term Bond Fund does not pay any separate fees for services rendered under the State Street Agreements; the fees for pricing and bookkeeping services incurred by Ultra Short Term Bond Fund are paid by the Adviser as part of the Unified Fee.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Prior to December 15, 2006, the Previous Adviser was responsible for providing pricing and bookkeeping services, to the Funds operating at the time, under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between the Previous Adviser and State Street, the Previous Adviser delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to the Previous Adviser and discussed below) were paid to State Street. The Funds also reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by the Previous Adviser in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid by the Funds

The Adviser and the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Adviser and the Previous Adviser, as applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$149,216	$129,842	$82,648

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Corporate Income Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$158,268	$156,839	$182,251
Emerging Markets Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$103,288	$117,814	$105,826
Energy and Natural Resources Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$123,403	$116,154	$78,072
Intermediate Bond Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$189,677	$188,898	$189,435
Pacific/Asia Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$53,504	$57,548	$52,002
Select Large Cap Growth Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$140,511	$140,065	$77,132
U.S. Treasury Index Fund**
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—
Value and Restructuring Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$143,767	$143,296	$78,208

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
High Yield Opportunity Fund
Amount Paid to Adviser	—	—	$114,926
Amount Paid to State Street	$113,154	$96,616	$8,212
Strategic Income Fund
Amount Paid to Adviser	—	—	$190,423
Amount Paid to State Street	$193,287	$181,682	$8,212

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009*
International Bond Fund
Amount Paid to Adviser	—	—
Amount Paid to State Street	$46,735	$26,617

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
High Yield Municipal Fund
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$192,931	$180,290	$191,877
Small Cap Value Fund I
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$146,364	$145,161	$143,111

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended July 31, 2010	Fiscal Year Ended July 31, 2009	Fiscal Year Ended July 31, 2008
Ultra Short Term Bond Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Fund	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008*
Balanced Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$97,492	$80,304	$85,084
Conservative High Yield Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$13,082	$122,442	$149,954
Federal Securities Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$183,254	$212,818	$242,176
Greater China Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$86,509	$73,816	$98,409
International Stock Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$127,617	$122,775	$150,774
Oregon Intermediate Municipal Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$146,534	$128,479	$120,829
Mid Cap Growth Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,095	$145,117	$144,122
Small Cap Growth Fund I
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,808	$97,227	$87,811
Strategic Investor Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$147,864	$143,423	$149,889
Technology Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$84,839	$77,395	$100,737

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended September 30, 2010[1]	Fiscal Year ended September 30, 2009*	Fiscal Year ended September 30, 2008*
Asset Allocation Fund
Amount Paid to Adviser	[—]	—	$3,106
Amount Paid to State Street	[—]	$134,898	$141,815

Fund	Fiscal Year Ended September 30, 2010[1]	Fiscal Year ended September 30, 2009*	Fiscal Year ended September 30, 2008*
Contrarian Core Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$115,837	$83,251	$96,037
Dividend Income Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$141,503	$141,429	$144,517
Large Cap Growth Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$141,553	$141,538	$140,096
Liberty Fund
Amount Paid to Adviser	[—]	—	$3,106
Amount Paid to State Street	[—]	$114,555	$144,121
Small Cap Core Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$130,786	$104,080	$152,060

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
[1]	Unaudited.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid to Adviser	—	$1,952	$24,798
Amount Paid to State Street	$61,643	$62,893	$56,215

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*
Real Estate Equity Fund
Amount Paid to Adviser	—	—	$4,673	$63,096
Amount Paid to State Street	$27,743	$74,509	$84,454	$84,836

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for their services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated. The Distributor does not charge any fees or commissions to Ultra Short Term Bond Fund or its shareholders for the sale of shares of Ultra Short Term Bond Fund.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid
Class A shares	$87,653	$23,344	—
Amount Retained
Class A shares	$10,847	$3,032	—
Class C shares	$813	—	—
Corporate Income Fund
Amount Paid
Class A shares	$76,987	$42,265	$83,846
Amount Retained
Class A shares	$8,679	$4,859	$10,209
Class B shares	$6,890	$19,621	$26,159
Class C shares	$1,744	$1,809	$4,085
Emerging Markets Fund
Amount Paid
Class A shares	$71,380	$25,581	$15,743
Amount Retained
Class A shares	$11,618	$4,445	$5,464
Class C shares	$134	$356	$117
Energy and Natural Resources Fund
Amount Paid
Class A shares	$367,133	$226,149	$41,980
Amount Retained
Class A shares	$55,189	$37,467	$6,898
Class C shares	$4,646	$5,557	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Intermediate Bond Fund
Amount Paid
Class A shares	$100,659	$75,693	$164,058
Amount Retained
Class A shares	$9,832	$9,783	$17,512
Class B shares	$20,653	$67,508	$126,025
Class C shares	$3,191	$13,915	$3,509
Pacific/Asia Fund
Amount Paid
Class A shares	$4,028	$1,037	—
Amount Retained
Class A shares	$576	$109	—
Class C shares	$28	—	—
Select Large Cap Growth Fund
Amount Paid
Class A shares	$72,757	$35,906	$17,771
Amount Retained
Class A shares	$11,067	$22,304	$2,508
Class C shares	$1,504	$1,487	—
U.S. Treasury Index Fund
Amount Paid
Class A shares	$83,413	$599,674	$32,972
Amount Retained
Class A shares	$9,858	$68,225	$4,014
Class B shares	$20,761	$19,230	$7,255
Class C shares	$45,774	$36,124	$2,579
Value and Restructuring Fund
Amount Paid
Class A shares	$323,994	$1,456,148	$475,597
Amount Retained
Class A shares	$54,926	$327,389	$81,037
Class C shares	$22,254	$53,825	$1,095

*	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
High Yield Opportunity Fund
Amount Paid
Class A shares	$2,214	$102,312	$52,757	$81,858
Amount Retained
Class A shares	$12,953**		$6,397	$9,712
Class B shares	$12,197**		$37,832	$120,102
Class C shares	$1,882**		$2,372	$1,294
Strategic Income Fund
Amount Paid
Class A shares	$62,252	$1,393,488	$1,484,623	$1,500,658
Amount Retained
Class A shares	$212,105**		$174,597	$182,191
Class B shares	$112,534**		$254,576	$401,532
Class C shares	$ 55,451**		$38,358	$16,683

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*
Fund	Distributor	Previous Distributor
International Bond Fund
Amount Paid
Class A shares	$532	$7,025	$5
Amount Retained
Class A shares	$ 869**		$1
Class C shares	$ 4**		—

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Distributor	Previous Distributor
High Yield Municipal Fund
Amount Paid
Class A Shares	$14,851	$76,842	$62,416	$79,171
Amount Retained
Class A Shares	$10,473**		$7,933 (underwriting discount) $33 (CDSC)	$9,673 (underwriting discounts) $12,689 (CDSC)
Class B Shares	$8,610**		$16,011	$23,627
Class C Shares	$2,743**		$736	$4,765

Small Cap Value Fund I
Amount Paid
Class A shares	$26,259	$154,679	$253,305	$350,124
Amount Retained
Class A shares	$28,705**		$40,492 (underwriting discount) $519 (CDSC)	$54,614 (underwriting discounts) $1,051 (CDSC)
Class B shares	$36,729**		$69,591	$95,335
Class C shares	$5,331**		$7,107	$16,400

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Balanced Fund
Amount Paid
Class A shares	$207,936	$337,368	$134,794	$51,909
Amount Retained
Class A shares	$81,893**		$19,807	$10,387 (underwriting discount)
Class B shares	$10,629**		$9,543	$8,501
Class C shares	$7,621**		$423	$94

Fund	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Conservative High Yield Fund
Amount Paid
Class A shares	$14,949	$81,008	$122,766	$16,993
Amount Retained
Class A shares	$10,688**		$14,279	$1,974 (underwriting discount)
Class B shares	$11,673**		$40,997	$95,860
Class C shares	$6,984**		$2,360	$316

Federal Securities Fund
Amount Paid
Class A shares	$28,984	$61,324	$197,347	$107,767
Amount Retained
Class A shares	$10,608**		$29,618	$785 (CDSC)
Class B shares	$19,222**		$44,909	$50,442
Class C shares	$1,362**		$5,057	$2,593

Greater China Fund
Amount Paid
Class A shares	$56,938	$249,112	$320,610	$1,186,725
Amount Retained
Class A shares	$43,504**		$48,045	$195,427
Class B shares	$33,525**		$48,758	$90,822
Class C shares	$15,024**		$20,840	$85,348

International Stock Fund
Amount Paid
Class A shares	$12,009	$34,123	$35,273	$93,236
Amount Retained
Class A shares	$7,426**		$6,062	$15,454
Class B shares	$4,645**		$11,608	$28,570
Class C shares	$408**		$340	$1,477

Oregon Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$207,936	$32,775	$53,290	$9,275
Amount Retained
Class A shares	$6,342**		$5,749	$986 (underwriting discount)
Class B shares	$99**		$839	$2,802
Class C shares	$2,134**		$3,336	––

Mid Cap Growth Fund
Amount Paid
Class A shares	$19,121	$32,841	$51,601	$180,381
Class T shares	$156	$372	$917	$1,016
Amount Retained
Class A Retained	$7,346**		$7,987	$35,837
Class B Retained	$4,870**		$9,579	$12,057
Class C Retained	$1,021**		$1,459	$3,558
Class T Retained	$61**		—	$1

Small Cap Growth Fund I
Amount Paid
Class A shares	$27,242	$55,837	$101,052	$187,929
Amount Retained
Class A shares	$11,901**		$17,113	$30,175
Class B shares	$5,690**		$4,599	$1,789
Class C shares	$2,854**		$13,038	$1,464

Fund	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor

Strategic Investor Fund
Amount Paid
Class A shares	$16,138	$42,407	$76,883	$209,325
Amount Retained
Class A shares	$8,700**		$12,250	$241,215
Class B shares	$29,424**		$70,039	$83,980
Class C shares	$2,257**		$2,303	$4,702

Technology Fund
Amount Paid
Class A shares	$24,387	$97,189	$103,563	$952,736
Amount Retained
Class A shares	$18,007**		$23,181	$157,920
Class B shares	$19,027**		$45,466	$31,235
Class C shares	$3,446**		$14,176	$38,840

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended September 30, 2010[1]		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
	Distributor	Previous Distributor
Asset Allocation Fund
Amount Paid
Class A Paid	[—]		$32,414	$38,778
Class T Paid	[—]		$12,454	$23,316
Amount Retained
Class A Retained	[—]		$5,369	$6,253 (underwriting discount) $— (CDSC)
Class B Retained	[—]		$4,882	$6,556
Class C Retained	[—]		$194	$136
Class T Retained	[—]		$1,915	$3,295 (underwriting discount) $— (CDSC)
Contrarian Core Fund
Amount Paid
Class A shares	$92,100	$227,532	$86,071	$36,936
Class T shares	$3,790	$11,024	$12,088	$28,049
Amount Retained
Class A shares	$47,600**		$12,921	$6,075 (underwriting discount) $11 (CDSC)
Class B shares	$3,157**		$4,070	$6,252
Class C shares	$4,090**		$442	$217
Class T shares	$1,978**		$1,659	$4,121 (underwriting discount) — (CDSC)

Dividend Income Fund
Amount Paid
Class A shares	$354,982	$681,001	$803,682	$286,403
Class T shares	$1,672	$4,541	$6,141	$8,615

Fund	Fiscal Year Ended September 30, 2010[1]		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
	Distributor	Previous Distributor
Amount Retained
Class A shares	$164,846**		$125,322	$48,889 (underwriting discount) $347 (CDSC)
Class B shares	$24,617**		$39,378	$46,255
Class C shares	$19,053**		$5,857	$3,049
Class T shares	$690**		$930	$1,246 (underwriting discount)

Large Cap Growth Fund
Amount Paid
Class A shares	$16,945	$55,494	$74,526	$98,167
Class E shares	$126	$657
Class T shares	$8,964	$29,737	$41,614	$65,452
Amount Retained
Class A shares	$10,904**		$18,305	$15,920 (underwriting discount) $795 (CDSC)
Class B shares	$19,269**		$33,744	$88,380
Class C shares	$1,872**		$2,549	$3,369
Class E shares	$686**		$87	— (underwriting discount) $75 (CDSC)
Class F shares	N/A		N/A	N/A
Class T shares	$4,898**		$5,524	$8,731 (underwriting discount) $4,712 (CDSC)

Liberty Fund
Amount Paid
Class A Paid	[—]		$58,847	$84,609
Amount Retained
Class A Retained	[—]		$9,487	$14,466 (underwriting discount) $316 (CDSC)
Class B Retained	[—]		$15,401	$30,876
Class C Retained	[—]		$336	$798

Small Cap Core Fund
Amount Paid
Class A shares	$38,411	$86,700	$65,118	$8,298
Class T shares	$2,838	$7,735	$10,735	$17,011
Amount Retained
Class A shares	$2,131**		$9,774	$1,180 (underwriting discount) — (CDSC)
Class B shares	$1,251**		$20,617	$59,022
Class C shares	—		$100	$339
Class T shares	—		$1,442	$2,334 (underwriting discount) $451 (CDSC)

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.
[1]	Unaudited.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid
Class A shares	$81,306	$60,652	$36,337
Amount Retained
Class A shares	$10,073	$7,301 (underwriting discount)	$3,961 (underwriting discounts) (CDSC)
Class B shares	$5,835	$13,389	$29,439
Class C shares	$168	$467	$40

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Amount Paid
Class A shares	$19,596	$27,222	$33,423	$120,365
Amount Retained
Class A shares	$3,518	$5,864	$6,160	$19,151
Class B shares	$2,585	$6,730	$12,250	$36,895
Class C shares	$431	$1,207	$1,701	$1,814

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, Class R5 and Class Y shares. For Class R4 and Class R5 shares, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer

Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period November 1, 2007 through October 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period September 1, 2005 through October 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). Pursuant to the Administrative Services Agreement, the Administrator pays the Transfer Agency Fees of U.S. Treasury Index Fund on behalf of the Fund. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after August 31, 2009 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after August 31, 2010.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is Prudential Tower, 800 Boylston St., Boston, Massachusetts 02199. K&L Gates LLP serves as co-counsel. Its address is 1601 K Street N.W., Washington, DC, 20006-1600.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class A shares, Class B shares, Class C shares, Class E shares, Class F shares, Class R shares, Class R4 shares, Class T shares and Class W shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, Class E shares, Class F shares or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the maximum annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	up to 0.35%[a,b]
Class B	0.75%	0.25%	1.00%[b]
Class C	0.75%	0.25%	1.00%[b,c]
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R	0.50%	— [d]	0.50%
Class R4	none	0.25%[e]	0.25%[e]
Class R5	none	none	none
Class T	none	0.50%[f]	0.50%[f]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none
Ultra Short Term Bond Fund	none	none	none

[a]	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Columbia funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Asset Allocation Fund, Balanced Fund, Conservative High Yield Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Oregon Intermediate Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund	0.10%	0.25%	0.35%*
Bond Fund, Connecticut Tax-Exempt Fund, Corporate Income Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Federal Securities Fund, Greater China Fund, High Yield Opportunity Fund, International Bond Fund, International Stock Fund, Liberty Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, Small Cap Value Fund I, Strategic Income Fund, Strategic Investor Fund, U.S. Treasury Index Fund, Value and Restructuring Fund	—	0.25%	0.25%
High Yield Municipal Fund	—	0.20%	0.20%

*	The indicated Funds may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
[b]

Service Fee for Class A shares, Class B shares and Class C shares of Connecticut Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of the Fund issued prior to December 1, 1994, and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets.

[c]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Connecticut Tax-Exempt Fund) does not exceed the specified percentage annually: 0.45% for Connecticut Tax-Exempt Fund; 0.65% for Oregon Intermediate Municipal Bond Fund; 0.80% for High Yield Municipal Fund; 0.85% for Corporate Income Fund, Federal Securities Fund, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

[d]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[e]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[f]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plan permits the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by, as applicable, the Distributor and the Previous Distributor, for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares, Class Z shares and shares of Ultra Short Term Bond Fund do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Bond Fund
Distribution Fee	—	—	$13,110	N/A
Service Fee	$29,341	—	$4,370	N/A
Fees Waived by the Distributor	—	—	—	N/A
Corporate Income Fund
Distribution Fee	—	$56,609	$84,028	N/A
Service Fee	$204,427	$18,855	$28,014	N/A
Fees Waived by the Distributor	—	—	$16,837	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Emerging Markets Fund
Distribution Fee	—	N/A	$7,090	N/A
Service Fee	$10,730	N/A	$2,363	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Energy and Natural Resources Fund
Distribution Fee	—	N/A	$89,532	N/A
Service Fee	$95,419	N/A	$29,844	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Intermediate Bond Fund
Distribution Fee	$159,958	$266,146	$239,468	$8,902
Service Fee	$399,760	$88,709	$79,839	N/A
Fees Waived by the Distributor	$159,958	—	$47,893	N/A
Pacific/Asia Fund
Distribution Fee	—	N/A	$2,781	N/A
Service Fee	$1,579	N/A	$927	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Select Large Cap Growth Fund
Distribution Fee	—	N/A	$14,917	$618
Service Fee	$769,303	N/A	$4,972	—
Fees Waived by the Distributor	—	N/A	—	—
U.S. Treasury Index Fund
Distribution Fee	—	$56,393	$184,245	—
Service Fee	$148,960	$18,798	$61,427	—
Fees Waived by the Distributor	—	—	$36,843	—
Value and Restructuring Fund
Distribution Fee	—	N/A	$473,717	$258,974
Service Fee	$610,589	N/A	$157,906	—
Fees Waived by the Distributor	—	N/A	—	—

*	All amounts were paid or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended May 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class J Shares*
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Opportunity Fund
Distribution Fee	—	—	$10,429	$147,519	$8,223	$89,599	N/A	N/A
Service Fee	$41,009	$429,929	$3,469	$49,173	$2,714	$29,852	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	$1,645	$17,946	N/A	N/A

International Bond Fund
Distribution Fee	—	—	N/A	N/A	$64	$317	N/A	N/A
Service Fee	$213	$1,522	N/A	N/A	$195	$949	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	N/A	N/A

Strategic Income Fund
Distribution Fee	—	—	$59,732	$774,956	$126,549	$1,320,458	—	$28,560
Service Fee	$216,952	$2,300,745	$19,540	$255,683	$42,458	$435,805	—	$20,076
Fees Waived by the Distributor	—	—	—	—	$25,310	$262,023	—	—

*	On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended June 30, 2010

	Class A Shares		Class B Shares		Class C Shares
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Municipal Fund
Distribution Fee	—	—	$7,716	$46,609	$9,271	$44,660
Service Fee	$27,169	$112,152	$2,058	$12,428	$3,090	$14,887
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Value Fund I
Distribution Fee	—	—	$32,481	$188,879	$68,350	$327,919
Service Fee	$266,253	$1,175,984	$10,827	$ 62,959	$22,783	$109,306
Fees Waived by the Distributor	—	—	—	—	—	—

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended August 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares*		Class Y Shares		Class Z Shares
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Balanced Fund
Distribution Fee	—	—	$17,743	$36,746	$60,965	$80,541	N/A	N/A	N/A	N/A
Service Fee	$48,934	$48,551	$ 5,914	$12,249	$20,477	$26,809	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Conservative High Yield Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

Federal Securities Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

Greater China Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

International Stock Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

Mid Cap Growth Fund
Distribution Fee	—	—	$15,838	$40,577	$26,090	$50,883	$8,167	$13,987	—	—
Service Fee	$55,624	$101,648	$ 5,279	$13,526	$ 8,697	$16,961	—	—	$20,814	$41,144
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Oregon Intermediate Municipal Bond Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

Small Cap Growth Fund I
Distribution Fee	—	—	$6,386	$14,230	$35,553	$61,671	N/A	N/A	N/A	N/A
Service Fee	$54,406	$102,137	$2,129	$ 4,743	$11,851	$20,557	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Strategic Investor Fund
Distribution Fee	—	—	$55,413	$127,463	$43,771	$99,781	N/A	N/A	N/A	N/A
Service Fee	$127,413	$277,644	$18,471	$ 42,488	$14,590	$33,260	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Technology Fund
Distribution Fee
Service Fee
Fees Waived by the Distributor

*	Paid pursuant to the Shareholder Services Plan for Class T shares.

	Distribution and Service Fees Paid by the Funds Fiscal Year Ended September 30, 2010[1]
	Class A		Class B		Class C		Class E
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Asset Allocation Fund
Distribution Fee	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A
Service Fee	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A
Fees Waived by the Distributor	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A

Contrarian Core Fund
Distribution Fee	—	—	$12,447	$16,597	$52,471	$50,306	N/A	N/A
Service Fee	$101,403	$73,922	$4,149	$5,532	$17,491	$16,769	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Dividend Income Fund
Distribution Fee	—	—	$67,789	$116,211	$258,673	$273,873	N/A	N/A
Service Fee	$698,028	$841,030	$22,596	$38,937	$86,224	$91,291	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Large Cap Growth Fund
Distribution Fee	—	—	$48,749	$96,259	$49,753	$75,974	$5,236	$7,773
Service Fee	$152,724	$220,231	$16,250	$32,086	$16,584	$25,325	$13,091	$19,431
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Liberty Fund
Distribution Fee	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A
Service Fee	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A
Fees Waived by the Distributor	[—]	[—]	[—]	[—]	[—]	[—]	N/A	N/A

Small Cap Core Fund
Distribution Fee	—	—	$48,715	$74,789	$59,153	$82,960	N/A	N/A
Service Fee	$114,439	$136,573	$16,239	$24,930	$19,718	$27,653	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Distribution and Service Fees Paid by the Funds Fiscal Year Ended September 30, 2010[1]
	Class F		Class I		Class R			Class T				Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor		Previous Distributor	Distributor		Previous Distributor		Distributor		Previous Distributor
Asset Allocation Fund
Distribution Fee	N/A	N/A	N/A	N/A	N/A		N/A	[	•]	[	•]	N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	N/A		N/A	[	•]	[	•]	N/A		N/A
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	N/A		N/A	[	•]	[	•]	N/A		N/A

Contrarian Core Fund
Distribution Fee	N/A	N/A	—	—	—	*	—	—		—		—		—
Service Fee	N/A	N/A	—	—	—		—	$138,737		$208,725		—	*	—
Fees Waived by the Distributor	—	—	—	—	—		—	—		—		—		—

Dividend Income Fund
Distribution Fee	N/A	N/A	N/A	N/A	$15,398		$3,629	—		—		N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	—		—	$99,703		$139,493		N/A		N/A
Fees Waived by the Distributor	—	—	—	—	—		—	—		—		—		—

Large Cap Growth Fund
Distribution Fee	$1,292	$1,677	—	—	—	*	N/A	—		—		—		—
Service Fee	$431	$559	—	—	N/A		N/A	$176,948		$260,003		—	*	—
Fees Waived by the Distributor	—	—	—	—	—		—	—		—		—		—

Liberty Fund
Distribution Fee	N/A	N/A	N/A	N/A	N/A		N/A	N/A		N/A		N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	N/A		N/A	N/A		N/A		N/A		N/A
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	N/A		N/A	N/A		N/A		N/A		N/A

Small Cap Core Fund
Distribution Fee	N/A	N/A	N/A	N/A	—		—	—		—		—		N/A
Service Fee	N/A	N/A	N/A	N/A	—		—	$91,458		$131,716		—		N/A
Fees Waived by the Distributor	—	—	—	—	—		—	—		—		—		—
[1]	Unaudited
*	Rounds to less than $1

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended October 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Connecticut Tax-Exempt Fund
Distribution Fee	—	$68,025	$89,850
Service Fee	$171,733	$21,786	$28,797
Fees Waived by the Distributor	—	—	$35,944

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended August 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$26,912	$26,164
Service Fee	$35,816	$8,971	$8,721
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Period Ended December 31, 2009*, 1

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$8,375	$9,509
Service Fee	$14,539	$2,791	$3,170
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.
[1]	Data for the fiscal period September 1, 2009 through December 31, 2009.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under the Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Codes of Ethics

The Funds, the Adviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Adviser, or as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds, except as noted below. In deciding to delegate this responsibility to the Adviser, the Board reviewed and approved the policies and procedures adopted by the Adviser and, as applicable, a subadviser. These included the procedures that the Adviser follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser), its affiliates, its other clients or other persons.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best interest of the Funds and their shareholders without regard to any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Adviser determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser’s Proxy Voting Committee is composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Certain Funds may invest in shares of other funds in the Columbia Funds Complex (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

The Adviser has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s (and subadviser’s) policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of eleven Trustees who have varied experience and skills. Ten of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. Michael A. Jones1, is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his service as president and director of the Adviser and the Distributor. With respect to Mr. Jones, the Trustees have concluded that having a senior officer of the Adviser serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Adviser, and by aligning the interests of the Adviser more closely with those of Fund shareholders. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees. A majority of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Adviser, including risk management services. In addition, each committee of the Board provides oversight of the Adviser’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Adviser, with independent consultants hired by the Board, and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ chief compliance officer, who also serves as chief compliance officer of the Adviser, to receive reports regarding the compliance of the Funds and the Adviser with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Verville and Messrs. Collins, Hacker and Nelson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

[1]	The election of Mr. Jones to the Board will be effective as of January 1, 2011.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Adviser.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at One Financial Center, Boston, MA 02111-2621. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Hacker, Mayer, Nelson, Neuhauser and Piel are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of each Fund’s Chief Compliance Officer and reviewing her compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of each Fund and its service providers, and reviewing each Fund’s portfolio execution.

Each Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Family and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Family which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Mr. Neuhauser and Ms. Verville are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth, Mid Value; Fixed Income – Core and Municipal.

IOC #2: Messrs. Collins, Hacker and Mayer are responsible for reviewing funds in the following asset categories: Large Value, Small Growth, Specialty; Fixed Income – High Yield, Multi-Sector and Municipal.

IOC #3: Mr. Piel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Asset Allocation, Index, Large Value, Mid Value, Small Core, Small Value, Money Market; Fixed Income – Municipal and Short Duration.

IOC #4: Messrs. Drake, Nelson and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend, Mid Growth, Multi Blend, Small Growth, Specialty; Fixed Income – Core, Municipal and Short Duration.

The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee		Governance Committee		Advisory Fees & Expenses Committee		Compliance Committee		Investment Oversight Committee
For Funds with fiscal periods ending March 31	8		6		8		8		4
For Funds with fiscal periods ending May 31	8		7		8		9		4
For Funds with fiscal periods ending June 30	8		7		8		8		4
For Funds with fiscal periods ending July 31	8		7		9		8		4
For Funds with fiscal periods ending August 31	8		7		9		7		4
For Funds with fiscal periods ending September 30	6		6		8		7		4
For Funds with fiscal periods ending October 31	6		6		8		7		4
For Funds with fiscal periods ending December 31	3	[a]	2	[a]	4	[a]	4	[a]	1	[a]

[a]

In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31. The number of committee meetings in the table above reflects the period from September 1, 2009 through December 31, 2009. For the fiscal year ended August 31, 2009, the Audit Committee met six times, the Governance Committee met six times, the Advisory Fees & Expenses Committee met eight times, the Compliance Committee met six times and each IOC met four times.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake – Mr. Drake has significant experience serving as a CEO on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

John D. Collins – Mr. Collins was a partner at KPMG LLP, where he worked for 37 years until his retirement in 1999. Mr. Collins has served on the board of directors for multiple companies. While with KPMG LLP, Mr. Collins was a senior audit partner. He also served on the International Auditing Procedures Committee.

Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly – Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

William E. Mayer – Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

Charles R. Nelson – Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. Professor of Economics at the University of Washington since 1976, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser – Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Jonathan Piel – Mr. Piel has served since 1994 as a trustee of mutual funds advised successively by U.S. Trust, Charles Schwab and the Adviser. In addition to this significant oversight experience he was the Editor of Scientific American and a vice president of Scientific American, Inc. He is also a member of the board of several not-for-profit organizations.

Patrick J. Simpson – Mr. Simpson is a partner at the law firm Perkins Coie L.L.P. Mr. Simpson’s practice includes such relevant areas as corporate governance and securities compliance.

Anne-Lee Verville – Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

Michael A. Jones – Mr. Jones has significant executive and board experience with financial services and investment companies. He has served as director and as president of the Adviser and the Distributor since May 2010. From 2007 to April 2010, Mr. Jones served as the manager, chairman, chief executive officer and president of the Previous Adviser, and from 2006 to April 2010 as the chief executive officer, president and director of the Previous Distributor.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; CEO of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010	64	Jackson Hewitt Tax Service Inc. (tax preparation services); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995 to 2008; The Helios Funds (exchange-traded funds); and Apex Silver Mines Ltd. from 2007 to 2009

John D. Collins (Born 1938) Trustee	2005	Retired. Consultant, KPMG LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG LLP (accounting and tax firm) from March 1962 to June 1999	64	Mrs. Fields Original Cookies, Inc. (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (insurance underwriting firm)

Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	64	Nash Finch Company (food distributor) and Aircastle Limited (aircraft leasing)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	64	None

William E. Mayer (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management, University of Maryland from 1992 to 1996	64	DynaVox Inc. (software developer); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); and BlackRock Kelso Capital Corporation (investment company)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Charles R. Nelson (Born 1942) Trustee	1981	Professor of Economics, University of Washington since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington since September 1993; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	64	None

John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College since August 2007; University Professor, Boston College from November 2005 to August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005	64	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Jonathan Piel (Born 1938) Trustee	1994	Cable television producer and web site designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc. from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); Member, Advisory Board, Mount Sinai Children’s Environmental Health Center, New York	64	None

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie L.L.P. (law firm)	64	None
Anne-Lee Verville (Born 1945) Trustee	1998	Retired since 1997 (formerly, General Manager, Global Education Industry from 1994 to 1997; President – Application Systems Division from 1991 to 1994; Chief Financial Officer – US Marketing & Services from 1988 to 1991; and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology))	64	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Michael A. Jones (Born 1959) Trustee	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.	64	None

Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
For Funds with fiscal year ending March 31
Bond Fund	$4,544	$3,582	$3,867	$3,600	$3,532	$3,820	$3,533	$3,305	$3,599	$3,154	$3,739
Amount deferred	$1,526	$1,590	$0	$0	$0	$0	$0	$0	$3,599	$0	$0
Corporate Income Fund	$4,205	$3,321	$3,586	$3,337	$3,277	$3,547	$3,276	$3,065	$3,337	$2,923	$3,469
Amount deferred	$1,416	$1,480	$0	$0	$0	$0	$0	$0	$3,337	$0	$0
Emerging Markets Fund	$3,100	$2,472	$2,678	$3,099	$2,453	$1,969	$2,446	$2,292	$2,355	$2,172	$2,601
Amount deferred	$2,060	$2,188	$0	$0	$0	$0	$0	$0	$2,355	$0	$0
Energy and Natural Resources Fund	$3,888	$3,086	$3,341	$1,920	$3,069	$2,671	$3,060	$2,868	$2,977	$2,691	$3,250
Amount deferred	$2,575	$2,738	$0	$0	$0	$0	$0	$0	$2,977	$0	$0
Intermediate Bond Fund	$13,357	$10,532	$11,358	$10,581	$10,361	$11,198	$10,374	$9,698	$10,555	$9,353	$10,967
Amount deferred	$4,491	$4,604	$0	$0	$0	$0	$0	$0	$10,555	$0	$0

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
Pacific/Asia Fund	$1,588	$1,260	$1,363	$1,267	$1,247	$1,353	$1,244	$1,165	$1,306	$1,104	$1,320
Amount deferred	$1,060	$1,118	$0	$0	$0	$0	$0	$0	$1,306	$0	$0
Select Large Cap Growth Fund	$7,034	$5,587	$6,059	$5,625	$5,602	$6,079	$5,569	$5,226	$4,880	$4,870	$5,919
Amount deferred	$4,591	$4,937	$0	$0	$0	$0	$0	$0	$4,880	$0	$0
U.S. Treasury Index Fund	$3,628	$2,846	$3,067	$2,854	$2,780	$3,008	$2,789	$2,606	$2,836	$2,471	$2,947
Amount deferred	$1,204	$1,262	$0	$0	$0	$0	$0	$0	$2,836	$0	$0
Value and Restructuring Fund	$33,775	$26,803	$28,951	$26,950	$26,607	$28,828	$26,576	$24,874	$22,548	$23,966	$28,137
Amount deferred	$11,452	$11,817	$0	$0	$0	$0	$0	$0	$22,548	$0	$0

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$3,616	$2,742	$2,978	$2,763	$2,716	$2,945	$2,686	$2,524	$2,760	$1,652	$2,845
Amount deferred	$920	$1,437	$0	$0	$0	$0	$0	$0	$2,760	$0	$0
International Bond Fund	$1,694	$1,286	$1,399	$1,297	$1,016	$1,088	$1,038	$962	$1,037	$541	$1,076
Amount deferred	$429	$676	$0	$0	$0	$0	$0	$0	$1,037	$0	$0
Strategic Income Fund	$13,920	$10,524	$11,407	$10,585	$10,405	$11,283	$10,309	$9,680	$10,576	$6,427	$10,914
Amount deferred	$3,532	$5,457	$0	$0	$0	$0	$0	$0	$10,576	$0	$0

For Funds with fiscal year ending June 30
High Yield Municipal Fund	$4,982	$3,854	$4,247	$3,862	$3,813	$4,118	$3,778	$3,555	$3,834	$2,098	$3,967
Amount deferred.	$1,903	$2,066	$0	$0	$0	$0	$0	$0	$3,834	$0	$0
Small Cap Value Fund I	$7,259	$5,618	$6,198	$5,619	$5,604	$6,047	$5,539	$5,214	$5,618	$2,833	$5,818
Amount deferred	$1,497	$3,019	$0	$0	$0	$0	$0	$0	$5,618	$0	$0

For Funds with fiscal year ending July 31
Ultra Short Term Bond Fund	$4,549	$3,426	$3,749	$3,374	$3,394	$3,618	$3,399	$3,178	$3,334	$1,018	$3,480
Amount deferred	$654	$1,659	$0	$0	$0	$0	$0	$0	$3,334	$0	$0
For Funds with fiscal year ending August 31
Balanced Fund	$3,975	$2,999	$3,314	$2,993	$3,040	$2,802	$2,560	$2,403	$2,557	$1,014	$3,524
Amount deferred	$370	$1,464	$0	$0	$0	$0	$0	$0	$2,557	$0	$0
Conservative High Yield	$4,780	$3,628	$4,024	$3,645	$3,599	$3,896	$3,575	$3,348	$3,563	$1,241	$3,736
Amount deferred	$1,411	$1,811	$0	$0	$0	$0	$0	$0	$3,563	$0	$0
Federal Securities	$5,176	$3,915	$4,336	$3,938	$3,876	$4,205	$3,859	$3,610	$3,844	$1,416	$4,038
Amount deferred	$693	$1,922	$0	$0	$0	$0	$0	$0	$3,844	$0	$0
Greater China Fund	$2,856	$2,171	$2,408	$2,179	$2,155	$2,330	$2,138	$2,003	$2,131	$723	$2,234
Amount deferred	$366	$1,089	$0	$0	$0	$0	$0	$0	$2,131	$0	$0
International Stock Fund	$4,500	$3,420	$3,795	$3,439	$3,396	$3,675	$3,370	$3,157	$3,363	$1,170	$3,524
Amount deferred	$592	$1,717	$0	$0	$0	$0	$0	$0	$3,363	$0	$0
Mid Cap Growth Fund	$7,404	$5,624	$6,239	$5,647	$5,581	$6,036	$5,541	$5,190	$5,520	$1,875	$5,787
Amount deferred	$982	$2,814	$0	$0	$0	$0	$0	$0	$5,520	$0	$0
Oregon Intermediate Municipal Bond Fund	$4,091	$3,101	$3,438	$3,116	$3,074	$3,330	$3,056	$2,861	$3,044	$1,073	$3,194
Amount deferred	$533	$1,538	$0	$0	$0	$0	$0	$0	$3,044	$0	$0
Small Cap Growth Fund I	$4,817	$3,671	$4,077	$3,679	$3,649	$3,937	$3,617	$3,391	$3,598	$1,117	$3,768
Amount deferred	$602	$1,862	$0	$0	$0	$0	$0	$0	$3,598	$0	$0
Strategic Investor Fund	$5,856	$4,446	$4,931	$4,467	$4,411	$4,774	$4,381	$4,103	$4,366	$1,518	$4,578
Amount deferred	$791	$2,220	$0	$0	$0	$0	$0	$0	$4,366	$0	$0
Oregon Intermediate Municipal Bond Fund	$6,171	$2,333	$5,108	$4,598	$4,571	$4,920	$4,550	$4,248	$4,510	$1,152	$4,724
Amount deferred	$395	$1,165	$0	$0	$0	$0	$0	$0	$4,510	$0	$0
For Funds with fiscal year ending September 30
Asset Allocation Fund	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]
Amount deferred	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]
Contrarian Core Fund	$3,804	$2,898	$3,213	$2,892	$2,878	$3,090	$2,860	$2,681	$2,822	$911	$2,959
Amount deferred	$477	$1,465	$0	$0	$0	$0	$0	$0	$2,822	$0	$0
Dividend Income Fund	$11,002	$8,391	$9,311	$8,380	$8,344	$8,956	$8,285	$7,770	$8,174	$2,604	$8,568
Amount deferred	$1,372	$4,265	$0	$0	$0	$0	$0	$0	$8,174	$0	$0
Large Cap Growth Fund	$8,540	$6,503	$7,204	$6,493	$6,452	$6,937	$6,407	$6,006	$6,349	$2,192	$6,655
Amount deferred	$1,144	$3,289	$0	$0	$0	$0	$0	$0	$6,349	$0	$0
Liberty Fund	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]
Amount deferred	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]	[—]
Small Cap Core Fund	$4,523	$3,445	$3,818	$3,440	$3,420	$3,675	$3,397	$3,185	$3,360	$1,135	$3,522
Amount deferred	$592	$1,743	$0	$0	$0	$0	$0	$0	$3,360	$0	$0

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)

For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$1,666	$1,331	$1,452	$1,401	$1,388	$1,491	$1,388	$1,294	$1,397	$1,546	$1,447
Amount deferred	$663	$638	$0	$0	$0	$0	$0	$0	$1,397	$0	$0

For the Fund with fiscal period ended December 31, 2009 and fiscal year ended August 31, 2009, respectively
Real Estate Equity Fund	$868	$694	$792	$735	$1,887	$783	$695	$660	$707	$508	$745
Amount deferred	$929	$903	$0	$0	$0	$0	$0	$0	$1,952	$0	$0
Real Estate Equity Fund	$2,108	$1,822	$1,998	$1,950	$707	$2,086	$1,938	$1,821	$1,952	$2,057	$2,021
Amount deferred	$397	$412	$0	$0	$0	$0	$0	$0	$707	$0	$0

[1]

During the calendar year December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.

[2]

During the calendar year December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.

[3]

During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.

[4]	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183. Mr. Theobald served as a Trustee of the Trust until February 2010.
[5]	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Aggregate Compensation from Fund

Interested Trustee
Fund	Michael A. Jones
For Funds with fiscal year ending March 31
Bond Fund	$0
Amount deferred	$0
Corporate Income Fund	$0
Amount deferred	$0
Emerging Markets Fund	$0
Amount deferred	$0
Energy and Natural Resources Fund	$0
Amount deferred	$0
Intermediate Bond Fund	$0
Amount deferred	$0
Pacific/Asia Fund	$0
Amount deferred	$0
Select Large Cap Growth Fund	$0
Amount deferred	$0
U.S. Treasury Index Fund	$0
Amount deferred	$0
Value and Restructuring Fund	$0
Amount deferred	$0
For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$0
Amount deferred	$0
International Bond Fund	$0
Amount deferred	$0
Strategic Income Fund	$0
Amount deferred	$0

Interested Trustee
Fund	Michael A. Jones
For Funds with fiscal year ending June 30
High Yield Municipal Fund	$0
Amount deferred	$0
Small Cap Value Fund I	$0
Amount deferred	$0
For Funds with fiscal year ending July 31
Ultra Short Term Bond Fund	$0
Amount Deferred	$0
For Funds with fiscal year ending August 31
Balanced Fund	$0
Amount deferred	$0
Mid Cap Growth Fund	$0
Amount deferred	$0
Small Cap Growth Fund I	$0
Amount deferred	$0
Strategic Investor Fund	$0
Amount deferred	$0
For Funds with fiscal year ending September 30
Asset Allocation Fund	$0
Amount deferred	$0
Contrarian Core Fund	$0
Amount deferred	$0
Dividend Income Fund	$0
Amount deferred	$0
Large Cap Growth Fund	$0
Amount deferred	$0
Liberty Fund	$0
Amount deferred	$0
Small Cap Core Fund	$0
Amount deferred	$0
For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$0
Amount deferred	$0
For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$0
Amount deferred	$0
Real Estate Equity Fund	$0
Amount deferred	$0

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
Rodman L. Drake	$275,955
John D. Collins	$226,990
Douglas A. Hacker	$251,005
Janet Langford Kelly	$234,000

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
William E. Mayer	$233,500
Charles R. Nelson	$249,500
John J. Neuhauser	$233,500
Jonathan Piel	$218,500
Patrick J. Simpson	$236,000
Thomas C. Theobald[b]	$248,550
Anne-Lee Verville	$244,000

[a]	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
[b]	Mr. Theobald served as a Trustee of the Trust until February 2010.

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2009[a]
Michael A. Jones	$0

[a]	Mr. Jones receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John D. Collins		Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson
Asset Allocation Fund	[—]		[—]		[—]	[—]	[—]	[—]
Balanced Fund	A		A		A	A	A	A
Bond Fund	A		A		A	A	A	A
Connecticut Tax-Exempt Fund	A		A		A	A	A	A
Conservative High Yield Fund	A		A		A	A	A	A
Contrarian Core Fund	A		A		A	A	A	A
Corporate Income Fund	A		A		A	A	A	E
Dividend Income Fund	A		A		A	A	A	A
Emerging Markets Fund	C		C	[1]	E	A	A	A
Energy and Natural Resources Fund	A		A		A	A	A	A
Federal Securities Fund	A		A		A	A	A	A
Greater China Fund	A		A		E	A	A	A
High Yield Municipal Fund	A		A		A	A	A	A
High Yield Opportunity Fund	A		A		E	A	A	D
Intermediate Bond Fund	A		A		A	A	A	E
International Bond Fund	A		A		A	A	A	A
International Stock Fund	A		A		A	A	A	A
Large Cap Growth Fund	A		A		A	A	A	D
Liberty Fund	[—]		[—]		[—]	[—]	[—]	[—]
Mid Cap Growth Fund	A		A		A	E	A	E
Oregon Intermediate Municipal Bond Fund	A		A		A	A	A	A
Pacific/Asia Fund	C		A		A	A	A	A
Real Estate Equity Fund	A		A		A	A	A	A
Select Large Cap Growth Fund	C		D	[1]	A	A	A	A
Small Cap Core Fund	A		A		A	A	A	A
Small Cap Growth Fund I	A		A		A	A	A	A
Small Cap Value Fund I	A		A		A	A	A	A
Strategic Income Fund	E		D	[1]	E	E	A	E
Strategic Investor Fund	A		A		A	C	A	A
Ultra Short Term Bond Fund	A		A		A	A	A	A
Technology Fund	A		A		A	A	A	A
U.S. Treasury Index Fund	A		A		A	A	A	A
Value and Restructuring Fund	C	[1]	C	[1]	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	[1]	E	[1]	E	E	A	E

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson	Anne–Lee Verville
Asset Allocation Fund	[—]	[—]	[—]	[—]
Balanced Fund	A	A	C	A
Bond Fund	A	A	A	A
Connecticut Tax-Exempt Fund	A	A	A	A
Conservative High Yield Fund	A	A	A	A
Contrarian Core Fund	A	A	A	A
Corporate Income Fund	A	A	A	A
Dividend Income Fund	A	A	A	A
Emerging Markets Fund	A	A	A	A
Energy and Natural Resources Fund	A	A	A	A
High Yield Municipal Fund	A	A	A	A
High Yield Opportunity Fund	A	A	A	A
Federal Securities Fund	A	A	A	A
Greater China Fund	A	A	A	A

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson		Anne–Lee Verville
Intermediate Bond Fund	A	A	A		A
International Bond Fund	A	A	A		A
International Stock Fund	A	A	A		A
Large Cap Growth Fund	A	A	D		A
Liberty Fund	[—]	[—]	[—]		[—]
Mid Cap Growth Fund	A	A	C		A
Oregon Intermediate Municipal Bond Fund	A	A	A		A
Pacific/Asia Fund	A	A	A		A
Real Estate Equity Fund	A	A	C		A
Select Large Cap Growth Fund	A	A	A		A
Small Cap Core Fund	A	A	A		A
Small Cap Growth Fund I	A	A	A		A
Small Cap Value Fund I	D	A	A		A
Strategic Income Fund	E	A	E		E	[1]
Strategic Investor Fund	A	A	A		A
Technology Fund	A	A	A		A
Ultra Short Term Bond Fund	A	A	A		A
U.S. Treasury Index Fund	A	A	A		A
Value and Restructuring Fund	A	A	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	A	E	[1]	E	[1]

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	Michael A. Jones
Asset Allocation Fund	[—]
Balanced Fund	A
Bond Fund	A
Connecticut Tax-Exempt Fund	A
Contrarian Core Fund	A
Corporate Income Fund	A
Dividend Income Fund	A
Emerging Markets Fund	A
Energy and Natural Resources Fund	A
High Yield Municipal Fund	A
High Yield Opportunity Fund	A
Intermediate Bond Fund	A
International Bond Fund	A
Large Cap Growth Fund	A
Liberty Fund	[—]
Mid Cap Growth Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	A
Select Large Cap Growth Fund	A
Small Cap Core Fund	A
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	A
Strategic Investor Fund	A
Ultra Short Term Bond Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	C

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Michael G. Clarke (Born 1969)	Senior Vice President and Chief Financial Officer	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960)	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958)	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael A. Jones (Born 1959)	Senior Vice President, Trustee	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Amy Johnson (Born 1965)	Senior Vice President	2010	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, from 2009 until April 2010, Vice President – Asset Management and Trust Company Services, from 2006 to 2009, and Vice President – Operations and Compliance from 2004 to 2006).

Joseph F. DiMaria (Born 1968)	Treasurer and Chief Accounting Officer	Treasurer since 2009 and Chief Accounting Officer since 2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968)	Deputy Treasurer	2010	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Julian Quero (Born 1967)	Deputy Treasurer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Kathryn Thompson (Born 1967)	Assistant Treasurer	2006	Director, Mutual Fund Accounting Oversight and Treasury of the Adviser, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Paul B. Goucher (Born 1968)	Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Christopher O. Petersen (Born 1970)	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years, except as otherwise indicated. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years, except as otherwise indicated. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Bond Fund	—	$7,631	$1,313
Corporate Income Fund	$16,910	$40,205	$41,873
Emerging Markets Fund	$1,613,790	$1,857,556	$409,305
Energy and Natural Resources Fund	$4,604,246	$4,051,236	$1,575,505
Intermediate Bond Fund	$72,932	$160,852	$251,534
Pacific/Asia Fund	$121,276	$249,437	$144,244
Select Large Cap Growth Fund	$1,269,007	$1,221,132	$399,105
U.S. Treasury Index Fund	—	—	—
Value and Restructuring Fund	$2,433,201	$4,287,837	$2,688,134

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009	Fiscal Year Ended May 31, 2008
High Yield Opportunity Fund	—	—	—
Strategic Income Fund	—	—	—

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009
International Bond Fund	$7,557	—

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008
High Yield Municipal Fund	—	$7,745	$38,343
Small Cap Value Fund I	$1,771,335	$1,761,043	$1,768,277

Fund	Fiscal Year Ended July 31, 2010	Fiscal Year Ended July 31, 2009	Fiscal Year Ended July 31, 2008
Ultra Short Term Bond Fund	—	—	—

Fund	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008
Balanced Fund	$1,940	$358,996	$367
Conservative High Yield Fund	—	—	—
Federal Securities Fund	$5,708	$23,741	$69,377
Greater China Fund	$495,486	$505,856	$299,019
International Stock Fund	$1,490,457	$2,348,011	$2,931,603
Mid Cap Growth Fund	$3,436,137	$4,070,265	$4,499,159
Oregon Intermediate Municipal Bond Fund	—	$358,996	$367
Small Cap Growth Fund I	$4,948,857	$2,979,089	$1,860,445
Strategic Investor Fund	$1,505,109	$2,168,357	$2,202,923
Technology Fund	$1,507,722	$1,797,853	$2,437,309

Fund	Fiscal Year Ended September 30, 2010*	Fiscal Year Ended September 30, 2009	Fiscal Year Ended September 30, 2008
Asset Allocation Fund	[—]	$207,662	$201,967
Contrarian Core Fund	$961,464	$1,108,739	$837,955
Dividend Income Fund	$943,668	$1,224,272	$300,918
Large Cap Growth Fund	$2,815,647	$3,113,714	$3,752,464
Liberty Fund	[—]	$410,357	$437,416
Small Cap Core Fund	$710,492	$401,075	$783,011

*	Unaudited.

Fund	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008	Fiscal Year Ended October 31, 2007
Connecticut Tax-Exempt Fund	$215	$2,063.75	$5,041

Fund	Fiscal Period Ended December 31, 2009	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Real Estate Equity Fund	$205,056	$770,227	$575,797	$1,245,494

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid no brokerage commissions to affiliated broker/dealers for the three most recently completed fiscal years.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended March 31, 2010
Bond Fund	—	—
Corporate Income Fund	—	—
Emerging Markets Fund	$40,833,479	$96,869
Energy and Natural Resources Fund	$1,577,703,004	$1,174,934
Intermediate Bond Fund	—	—
Pacific/Asia Fund	$6,528,634	$16,526
Select Large Cap Growth Fund	$215,687,831	$123,292
U.S. Treasury Index Fund	—	—
Value and Restructuring Fund	$94,434,776	$109,144

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	—	—
Strategic Income Fund	—	—
International Bond Fund	—	—

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	—	—
Small Cap Value Fund I	$243,711,788	$379,141

For Funds with fiscal year ended July 31, 2010
Ultra Short Term Bond Fund	—	—

For Funds with fiscal year ended August 31, 2010
Balanced Fund	—	—
Conservative High Yield Fund	—	—
Federal Securities Fund	—	—
Greater China Fund	$13,981,832	$23,000
International Stock Fund	$111,877	$58,992,895
Mid Cap Growth Fund	$883,671,820	$882,670
Oregon Intermediate Municipal Bond Fund	—	—
Small Cap Growth Fund I	$552,521,922	$755,567
Strategic Investor Fund	$352,498,218	$387,370
Technology Fund	$333,395	$307,743,581

For Funds with fiscal year ended September 30, 2010[1]
Asset Allocation Fund	[—]	[—]
Contrarian Core Fund	$571,205,186	$457,978
Dividend Income Fund	$548,899,216	$419,763
Large Cap Growth Fund	$801,177,108	$610,387
Liberty Fund	[—]	[—]
Small Cap Core Fund	$110,901,505	$152,705

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	—	—

For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$548,639,648	$128,657
Real Estate Equity Fund	$176,752,302	$10,022

[1]	Unaudited

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Bond Fund	Morgan Stanley & Co., Inc	$24,282,998
	Barclays Capital	$847,993
	CS First Boston Corp.	$3,211,139
	Deutsche Bank AG	$819,793
	JPMorgan Chase & Co.	$8,744,405
	UBS Warburg LLC	$9,489,194
	Goldman Sachs & Co.	$3,182,799

Corporate Income Fund	Barclays Capital	$3,407,339
	Citigroup, Inc.	$10,063,708
	CS First Boston Corp.	$626,052
	JPMorgan Chase & Co.	$12,494,578

Emerging Markets Fund	None	$0

Energy and Natural Resources Fund	None	$0

Intermediate Bond Fund	Barclays Capital	$2,552,425
	Citigroup, Inc.	$41,593,132
	CS First Boston Corp.	$33,863,433
	Goldman Sachs & Co.	$21,911,658
	JPMorgan Chase & Co.	$72,066,818
	Morgan Stanley & Co., Inc.	$39,657,747

Pacific/Asia Fund	None	$0

Select Large Cap Growth Fund	None	$0

U.S. Treasury Index Fund	None	$0

Value and Restructuring Fund	JPMorgan Chase & Co.	$127,537,500
	Morgan Stanley & Co., Inc.	$106,908,500
	Goldman Sachs & Co.	$141,622,900
	Citigroup, Inc	$22,547,800

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	None	$0

International Bond Fund	None	$0

Strategic Income Fund	Citigroup, Inc	$21,350,102
	JPMorgan Chase & Co.	$12,268,572
	Barclays Capital	$3,127,149
	Deutsche Bank AG	$12,787,838
	Goldman Sachs & Co.	$9,796,852
	Morgan Stanley & Co., Inc.	$8,795,329

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	None	$0

Small Cap Value Fund I	Piper Jaffray Companies, Inc.	$6,315,184
For Funds with fiscal year ended July 31, 2010
Ultra Short Term Bond Fund	Royal Bank of Canada	$3,069,456
	Deutsche Bank AG	$13,476,135

Fund	Broker/Dealer	Dollar Amount of Securities Held
	Barclays Capital	$15,148,530
	CS First Boston Corp.	$20,404,422
	Goldman Sachs & Co.	$5,914,488
	JPMorgan Chase & Co.	$39,144,826
	Morgan Stanley & Co., Inc.	$53,169,723
	State Street Corp.	$2,675,999
	Wells Fargo & Co.	$5,001,426

For Funds with fiscal year ended August 31, 2010
Balanced Fund	Goldman Sachs & Co.	$4,701,785
	State Street Corp.	$2,838,147
	JPMorgan Chase & Co.	$10,066,956
	Citigroup, Inc.	$3,196,652
	Deutsche Bank AG	$539,763
	Barclays Capital	$561,638
	Salomon Brothers Holdings, Inc.	$1,440,381
	CS First Boston Corp.	$2,340,563
	Morgan Stanley & Co., Inc.	$2,559,873
	UBS Warburg LLC	$1,720,960
	Royal Bank of Scotland PLC	$430,160
Conservative High Yield Fund	—	—
Federal Securities Fund	Citigroup, Inc.	$13,297,464
	CS First Boston Corp.	$7,107,406
	Morgan Stanley & Co., Inc.	$20,393,503
	UBS Warburg LLC	$1,712,763
Greater China Fund	—	—
International Stock Fund	CS First Boston Corp.	$2,812,356
	Deutsche Bank AG	$3,056,448

Mid Cap Growth Fund	None	$0

Oregon Intermediate Municipal Bond Fund	—	—

Small Cap Growth Fund I	None	$0

Strategic Investor Fund	Morgan Stanley & Co., Inc.	$7,979,314
	JPMorgan Chase & Co.	$14,732,745

Technology Fund	—	—

For Funds with fiscal year ended September 30, 2009
Asset Allocation Fund	[—]	[—]

Contrarian Core Fund	Morgan Stanley & Co., Inc.	$6,768,896
	JPMorgan Chase & Co.	$11,790,735
	State Street Corp.	$7,774,280
	Goldman Sachs & Co.	$9,770,550

Dividend Income Fund	JPMorgan Chase & Co.	$47,544,700
	Morgan Stanley & Co., Inc.	$17,910,400

Large Cap Growth Fund	Goldman Sachs & Co.	$10,434,210
	Morgan Stanley & Co., Inc.	$19,525,424
	JPMorgan Chase & Co.	$9,644,782

Liberty Fund	[—]	[—]

Small Cap Core Fund	None	$0

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	None	$0

For the Fund with fiscal period ended December 31, 2009
Real Estate Equity Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Acclaim Benefits, Inc.
•	A.G. Edwards
•	Alerus Retirement Solutions
•	Ameriprise Financial Services, Inc.*
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	Compensation & Capital Administrative Services, Inc.
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Dreyfus
•	Edward D. Jones & Co., L.P.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First Clearing LLC
•	Genworth Financial
•	GPC Securities, Inc.
•	Guardian Life Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)

•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley & Co., Incorporated
•	MSCS Financial Services, LLC
•	National Investor Services Corp.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company
•	Robert W. Baird & Co., Inc.
•	Royal Alliance Associates, Inc.
•	Standard Retirement Services, Inc.
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services
•	Wachovia Bank, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Banc of America Investment Services, Inc.
•	Banc of America Securities LLC
•	Bank of America, N.A.
•	Bank of New York
•	Citibank, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	Fidelity Brokerage Services, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	GunAllen Financial, Inc.
•	Harris Corporation
•	ING Life Insurance and Annuity Co.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Clearing Corp.
•	Liberty Life Insurance Co.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch Life Insurance Company

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	MSCS Financial Services, LLC
•	National Financial Services LLC
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	SEI Investments Inc.
•	State Street Global Markets, LLC
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Corporate Trust Services
•	Wells Fargo Funds Management LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class Ba Shares		Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Class R5 Shares		Class T Shares		Class W Shares	Class Y Shares	Class Z Shares	Other
Asset Allocation Fund	✓	✓		✓							✓				✓
Balanced Fund	✓	✓		✓		✓	✓	[c]	✓	[c]					✓
Bond Fund	✓	✓	[c]	✓	✓						✓	[c]	✓	✓	✓
Connecticut Tax-Exempt Fund	✓	✓		✓											✓
Conservative High Yield Fund	✓	✓		✓										✓	✓
Contrarian Core Fund	✓	✓		✓	✓	✓	✓	[c]			✓		✓		✓
Corporate Income Fund	✓	✓		✓	✓								✓		✓
Dividend Income Fund	✓	✓		✓	✓	✓					✓		✓		✓
Emerging Markets Fund	✓			✓	✓	✓							✓		✓
Energy and Natural Resources Fund	✓	✓	[c]	✓	✓	✓	✓	[c]							✓
Federal Securities Fund	✓	✓		✓											✓
Greater China Fund	✓	✓		✓											✓
High Yield Municipal Fund	✓	✓		✓											✓
High Yield Opportunity Fund	✓	✓		✓											✓
Intermediate Bond Fund	✓	✓		✓	✓	✓							✓		✓
International Bond Fund	✓			✓	✓										✓
International Stock Fund	✓	✓		✓										✓	✓
Large Cap Growth Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]	✓		✓	✓	✓	✓	[b]
Liberty Fund	✓	✓		✓											✓
Mid Cap Growth Fund	✓	✓		✓	✓	✓			✓	[c]	✓		✓	✓	✓
Oregon Intermediate Municipal Bond Fund	✓	✓		✓											✓
Pacific/Asia Fund	✓			✓	✓										✓
Real Estate Equity Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]			✓		✓
Select Large Cap Growth Fund	✓			✓	✓	✓							✓		✓
Small Cap Core Fund	✓	✓		✓	✓						✓		✓		✓
Small Cap Growth Fund I	✓	✓		✓	✓	✓								✓	✓
Small Cap Value Fund I	✓	✓		✓	✓	✓								✓	✓
Strategic Income Fund	✓	✓		✓		✓	✓	[c]	✓	[c]			✓		✓
Strategic Investor Fund	✓	✓		✓	✓	✓							✓	✓	✓
Technology Fund	✓	✓		✓											✓
Ultra Short Term Bond Fund																✓	[d]
U.S. Treasury Index Fund	✓	✓		✓	✓										✓
Value and Restructuring Fund	✓			✓	✓	✓							✓		✓

[a]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of the Funds by the Funds’ existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund for Class B shares of the Funds. See the prospectuses for Class B shares of the Funds for details.

[b]	The Columbia Large Cap Growth Fund also offers Class E shares and Class F shares. See the prospectuses for Class E shares and Class F shares for details.
[c]	Classes have not yet commenced operations as of the date of this SAI.
[d]	Ultra Short Term Bond Fund offers only a single class of shares.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f–1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged. Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account. Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled “Distributions and Taxes.” The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations generally permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate Capital Gain Dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. A Fund that invests primarily or exclusively in other regulated investment companies would not be eligible for this election, even if the underlying regulated investment companies were eligible and did make the election.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined below) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2010, distributions made to foreign shareholders and properly designated by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund was required to designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding will not apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly designated as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2010, distributions to a foreign shareholder attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year (“short-term capital gain dividends”) were generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distribution.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it would designate any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation, and an intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater- than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs – defined generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2010, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2010 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2010, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of any such extension would be. Unless and until such legislation is enacted, beginning on January 1, 2010, withholding is required in respect of amounts paid in redemption of shares of a Fund by a greater-than-5% foreign shareholder if the Fund is a USRPHC, without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (such qualifying Funds, “the Tax-Exempt Funds”).

Distributions of capital gains or income not attributable to interest on Tax-Exempt Funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier.

Not later than 60 days after the close of a Tax-Exempt Fund’s taxable year, the Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. In general, if an amount of the Tax-Exempt Fund’s distribution designated as an exempt-interest dividend exceeds the fund’s net-exempt interest, the amount so qualifying as tax-exempt will be scaled back ratably to the amount of its net-exempt income. In such a case, each Tax-Exempt Fund shareholder must proportionately reduce the amount of the dividend it treats as tax-exempt, and will generally include the excess income as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (AMT). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of September 30, 2010 (or as of October 31, 2010 for CMG Ultra Short Term Bond Fund), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	231,713.9370	13.88%

Columbia Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,858.1120	7.72%

Columbia Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	16,991.9580	6.48%

Columbia Bond Fund Class C	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2323	13,245.4760	5.05%

Columbia Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.0300	100.00%

Columbia Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.2970	100.00%

Columbia Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,792,527.4810	99.93%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	44,395,590.7660	61.41%

Columbia Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,737,302.7060	6.55%

Columbia Corporate Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	620,044.1290	7.11%

Columbia Corporate Income Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	641,588.8450	7.36%

Columbia Corporate Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,497.3820	22.27%

Columbia Corporate Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	234,458.5820	20.29%

Columbia Corporate Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1810	100.00%

Columbia Corporate Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1750	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Corporate Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	59.54%

Columbia Corporate Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,023,009.6700	13.16%

Columbia Emerging Markets Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	147,904.2740	22.96%

Columbia Emerging Markets Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	43,259.0470	27.49%

Columbia Emerging Markets Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10,035.0910	6.38%

Columbia Emerging Markets Fund Class C	NFS LLC FEBO FMT CO CUST R/O IRA FBO ERIC K LIEW 3419 CROSS CREEK CIR WOOSTER OH 44691-1863	8,216.2920	5.22%

Columbia Emerging Markets Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.4930	100.00%

Columbia Emerging Markets Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Emerging Markets Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Columbia Emerging Markets Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.9010	31.06%

Columbia Emerging Markets Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	27.20%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,144,861.4930	6.56%

Columbia Emerging Markets Fund Class Z	NFS LLC FEBO SMALL GRAT LLC 35 EAGLE DR SHARON MA 02067-2907	2,112,423.0010	6.46%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,015,460.5900	6.17%

Columbia Energy & Natural Resources Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	214,418.7330	8.63%

Columbia Energy & Natural Resources Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	159,151.2010	6.41%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Energy & Natural Resources Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	138,725.2940	15.93%

Columbia Energy & Natural Resources Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	132.8370	100.00%

Columbia Energy & Natural Resources Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	133.2620	100.00%

Columbia Energy & Natural Resources Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,155,878.0700	19.19%

Columbia Energy & Natural Resources Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,140,791.7260	19.14%

Columbia Energy & Natural Resources Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,048,545.0140	6.39%

Columbia Energy & Natural Resources Fund Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS P.O. BOX 2226 OMAHA NE 68103-2226	1,649,852.0080	5.14%

Columbia Energy & Natural Resources Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	1,635,431.9370	5.10%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	3,523,035.6830	18.82%

Columbia Intermediate Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	654,794.7180	29.59%

Columbia Intermediate Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	839,859.8690	23.36%

Columbia Intermediate Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	456,912.3270	12.71%

Columbia Intermediate Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	187,152.6570	5.21%

Columbia Intermediate Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5510	100.00%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	42,853.8020	18.90%

Columbia Intermediate Bond Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,728.4780	16.64%

Columbia Intermediate Bond Fund Class R	MG TRUST COMPANY CUST, FBO GREGORY PHILLIES, MD, PC 700 17TH ST STE 300 DENVER CO 80202-3531	18,019.8790	7.95%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO THOMAS J KING JR D D S PC P P.O. BOX 10758 FARGO ND 58106-0758	14,940.0210	6.59%

Columbia Intermediate Bond Fund Class R	RAYMOND JAMES & ASSOC INC FBO THOMAS C DAVIS & STEVEN J DAVIS TTEE SB DAVIS COMPANY PSP 2695 ELMRIDGE DR NW GRAND RAPIDS MI 49534-1302	14,292.6100	6.31%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO AUBURN MANUFACTORING INC RETIREMENT P.O. BOX 10758 FARGO ND 58106-0758	14,250.9170	6.29%

Columbia Intermediate Bond Fund Class R	MG TRUST CO CUST FBO ALERT AMBULANCE SERVICE INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531	13,146.7720	5.80%

Columbia Intermediate Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5410	100.00%

Columbia Intermediate Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	50.20%

Columbia Intermediate Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,809,519.3880	6.83%

Columbia Intermediate Bond Fund Class Z	CITIGROUP GLOBAL MARKETS, INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESRI MUTUAL FUNDS DEPT 333 W 34TH ST 7TH FL NEW YORK NY 10001-2402	12,546,091.5630	5.79%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COL MODERATE GROWTH NY 529 ATTN: JIM MARIN 245 SUMMER ST FL 3 BOSTON MA 02210-1133	11,200,007.2990	5.17%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	55,928.8560	43.67%

Columbia Pacific/Asia Fund Class A	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10,252.7010	8.01%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6,500.1570	5.08%

Columbia Pacific/Asia Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	2,677.2470	44.60%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,899.6370	31.64%

Columbia Pacific/Asia Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	733.6400	12.22%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC BETTY JEAN GHOSH TR BETTY JEAN GHOSH TTEE 245 KUIKAHI ST HILO HI 96720-2223	518.4120	8.64%

Columbia Pacific/Asia Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	316.8570	100.00%

Columbia Pacific/Asia Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	31.17%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,059,953.6000	22.72%

Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	689,282.3110	14.77%

Columbia Pacific/Asia Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	448,523.2660	9.61%

Columbia Select Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,033.4560	18.55%

Columbia Select Large Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	53,383.4870	17.99%

Columbia Select Large Cap Growth Fund Class C	BARCLAYS CAPITAL INC. 70 HUDSON STREET, 7TH FL JERSEY CITY NJ 07302-4585	40,192.9260	13.55%

Columbia Select Large Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	39,009.9630	13.15%

Columbia Select Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	222.6180	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO WATTEREDGE INC EMPLOYEE SP P.O. BOX 52129 PHOENIX AZ 85072-2129	32,236.3850	25.92%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO NETWORK ADJUSTERS INC 401 P.O. BOX 10758 FARGO ND 58106-0758	20,152.4090	16.20%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO CROSE & LEMKE CONSTRUCTION INC P.O. BOX 10758 FARGO ND 58106-0758	16,854.7500	13.55%

Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO INDUSTRIAL ENERGY P.O. BOX 52129 PHOENIX AZ 85072-2129	16,817.0710	13.52%

Columbia Select Large Cap Growth Fund Class R	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD GREENWOOD VILLAGE CO 80111	14,565.8440	11.71%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	11,303.0530	9.09%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO JACKSIN SERVICES INC 401K RETIR PO BOX 10758 FARGO ND 58106-0758	8,346.9230	6.71%

Columbia Select Large Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	224.0140	100.00%

Columbia Select Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	84.37%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,103,428.4260	6.83%

Columbia U.S. Treasury Index Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,061,274.4000	25.34%

Columbia U.S. Treasury Index Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	214,763.4460	5.13%

Columbia U.S. Treasury Index Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	131,479.8590	28.71%

Columbia U.S. Treasury Index Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	155,004.3560	9.81%

Columbia U.S. Treasury Index Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	131,912.6590	8.35%

Columbia U.S. Treasury Index Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.6280	100.00%

Columbia U.S. Treasury Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,739,343.1240	30.12%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia U.S. Treasury Index Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,658,883.9410	14.24%

Columbia Value and Restructuring Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	220,043.2390	15.07%

Columbia Value and Restructuring Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	118,452.3790	8.11%

Columbia Value and Restructuring Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.5110	100.00%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	349,799.6330	26.16%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	258,023.3540	19.30%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	198,346.9220	14.84%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	74,367.5070	5.56%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Value and Restructuring Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.4840	100.00%

Columbia Value and Restructuring Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	27.49%

Columbia Value and Restructuring Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,424,748.5680	15.56%

Columbia Value and Restructuring Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,260,116.2440	13.15%

Columbia Value and Restructuring Fund Class Z	JOHN HANCOCK LIFE INSURANCE CO USA RPS SEG FUNDS & ACCOUNTING ET-7 601 CONGRESS ST BOSTON MA 02210-2804	7,670,245.0440	5.84%

Principal Holder Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,720,428.1240	13.90%

Columbia High Yield Opportunity Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	4,206,538.9500	8.70%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	457,352.7670	13.33%

Columbia High Yield Opportunity Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	336,888.5590	9.82%

Columbia High Yield Opportunity Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	469,379.8150	14.22%

Columbia High Yield Opportunity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	170,452.1540	5.16%

Columbia High Yield Opportunity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	76.46%

Columbia International Bond Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	18,954.6860	17.89%

Columbia International Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,295.4930	12.55%

Columbia International Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,491.0000	16.54%

Columbia International Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	2,824.4790	7.20%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia International Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	220.4590	100.00%

Columbia International Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	59.81%

Columbia International Bond Fund Class Z	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	37.60%

Columbia Strategic Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,139,026.3850	10.32%

Columbia Strategic Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,512,579.0500	25.43%

Columbia Strategic Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,631,716.6250	29.10%

Columbia Strategic Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,863,775.5590	5.63%

Columbia Strategic Income Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Columbia Strategic Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	71.01%

Columbia Strategic Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,992,474.6940	8.52%

Columbia Strategic Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,348,121.9690	5.42%

Principal Holder Ownership of the Funds with fiscal year ending June 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,898,947.8830	35.14%

Columbia High Yield Municipal Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	518,408.6020	6.28%

Columbia High Yield Municipal Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	205,867.2160	36.48%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,169.4900	32.44%

Columbia High Yield Municipal Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	54,017.2680	5.42%

Columbia High Yield Municipal Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	81.53%

Columbia Small Cap Value Fund I Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	863,978.5170	5.32%

Columbia Small Cap Value Fund I Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	857,698.9710	5.28%

Columbia Small Cap Value Fund I Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-001	847,944.5300	5.22%

Columbia Small Cap Value Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	63,970.2730	9.40%

Columbia Small Cap Value Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	330,773.3610	21.60%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	89,658.9020	5.85%

Columbia Small Cap Value Fund I Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	87,817.7670	5.73%

Columbia Small Cap Value Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	61.8810	100.00%

Columbia Small Cap Value Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	65.0530	100.00%

Columbia Small Cap Value Fund I Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	28,342.1690	98.89%

Columbia Small Cap Value Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	5,171,440.5480	24.27%

Columbia Small Cap Value Fund I Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	2,437,484.6220	11.44%

Columbia Small Cap Value Fund I Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,297,671.7490	6.09%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,285,600.5530	6.03%

Principal Holder Ownership of the Fund with fiscal year ending July 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
CMG Ultra Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	123,560,365.2470	98.78%

Principal Holder Ownership of the Funds with fiscal year ending August 31:

As of November 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund- Class A	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLAREDON ST BOSTON MA 02116-5021	280,528.8430	8.66%

Columbia Balanced Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	184,962.1510	5.71%

Columbia Balanced Fund- Class A	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	169,261.4220	5.23%

Columbia Balanced Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	62,242.5720	22.93%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund- Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	18,784.4260	6.92%

Columbia Balanced Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	196,019.8050	17.02%

Columbia Balanced Fund- Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	156,239.1470	13.57%

Columbia Balanced Fund- Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	121,492.2670	10.55%

Columbia Balanced Fund- Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	101.5430	100.00%

Columbia Balanced Fund- Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,369,193.9720	15.34%

Columbia Balanced Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY FUNDS SAN FRANCISCO CA 94104-4151	669,718.0910	7.50%

Columbia Balanced Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	540,956.6040	6.06%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund- Class Z	NFS LLC FEBO REGIONS BANK DBA KENNEBURT CO 250 RIVERCHASE PKWY E FL 5 BIRMINHAM AL 35244-1832	488,272.9300	5.47%

Columbia Conservative High Yield Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	648,100.4780	6.35%

Columbia Conservative High Yield Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	483,996.8730	17.28%

Columbia Conservative High Yield Fund- Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	261,858.2730	9.35%

Columbia Conservative High Yield Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	573,711.7560	14.42%

Columbia Conservative High Yield Fund- Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	285,816.2640	7.18%

Columbia Conservative High Yield Fund- Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,587,782.1100	99.90%

Columbia Conservative High Yield Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,837,368.1110	42.26%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Conservative High Yield Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY FUNDS SAN FRANCISCO CA 94104-4151	3,869,506.4410	7.16%

Columbia Federal Securities Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	4,208,236.9300	9.92%

Columbia Federal Securities Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	429,863.5250	47.99%

Columbia Federal Securities Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	395,176.1930	39.72%

Columbia Federal Securities Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	4,193,757.7030	77.11%

Columbia Federal Securities Fund- Class Z	GOVERMENT SECURITIES PORTFOLIO ATTN BRIAN SMITH 101 TRYON ST CHARLOTTE NC 28280-0001	281,603.0390	5.18%

Columbia Greater China Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	272,646.3560	11.77%

Columbia Greater China Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	62,688.6800	19.42%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Greater China Fund- Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	21,217.7940	6.57%

Columbia Greater China Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	211,234.7040	29.30%

Columbia Greater China Fund- Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	44,840.6800	6.22%

Columbia Greater China Fund- Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	41,169.6160	5.71%

Columbia Greater China Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	377,617.7610	36.83%

Columbia Greater China Fund- Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	103,312.1800	10.08%

Columbia Greater China Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY FUNDS SAN FRANCISCO CA 94104-4151	70,248.1180	6.85%

Columbia International Stock Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,399,177.2010	12.04%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia International Stock Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	45,117.9770	12.81%

Columbia International Stock Fund- Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	26,442.3710	7.51%

Columbia International Stock Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	200,189.3850	20.73%

Columbia International Stock Fund- Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	52,059.9390	5.39%

Columbia International Stock Fund- Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,403,029.7780	99.93%

Columbia International Stock Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,551,349.4440	70.02%

Columbia Mid Cap Growth Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	756,160.2110	22.36%

Columbia Mid Cap Growth Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	82,364.7310	29.77%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	89,289.0380	16.13%

Columbia Mid Cap Growth Fund- Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	60,513.2200	10.93%

Columbia Mid Cap Growth Fund- Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	280,716.4100	54.79%

Columbia Mid Cap Growth Fund- Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	152,278.4500	29.72%

Columbia Mid Cap Growth Fund- Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,321.3070	13.21%

Columbia Mid Cap Growth Fund- Class R	PALACE ENTERTAINMENT TTEE FBO PALACE ENTERTAINMENT 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	29,424.2450	11.32%

Columbia Mid Cap Growth Fund- Class R	COUNSEL TRUST DBA MATC FBO ANDERSON & VREELAND INC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	26,282.9150	10.12%

Columbia Mid Cap Growth Fund- Class R	CAPITAL BANK & TRUST CO TTEE F FALASCA MECHANICAL INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	13,390.1330	5.15%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund- Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	153,999.1470	16.49%

Columbia Mid Cap Growth Fund- Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	110,2780	100.00%

Columbia Mid Cap Growth Fund- Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	619.0670	50.65%

Columbia Mid Cap Growth Fund- Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	603.2330	49.35%

Columbia Mid Cap Growth Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,653,122.4460	41.91%

Columbia Mid Cap Growth Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	2,958,815.9440	6.31%

Columbia Oregon Intermediate Municipal Bond Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	200,199.0450	8.89%

Columbia Oregon Intermediate Municipal Bond Fund- Class A	FIRST CLEARING LLC DS AND F LLC 2448 APPLEGATE ST PHILOMATH OR 97370-9267	186,579.4250	8.28%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Oregon Intermediate Municipal Bond Fund- Class A	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	177,747.9590	7.89%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	11,652.8710	43.63%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	3,890.0110	14.56%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	WEDBUSH MORGAN SECURITIES 1000 WILSHIRE BLVD LOS ANGELES CA 90017-2457	2,473.2030	9.26%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	1,908.9460	7.15%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	1,638.2450	6.13%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	WEDBUSH MORGAN SECURITIES 1000 WILSHIRE BLVD LOS ANGELES CA 90017-2457	1,615.7870	6.05%

Columbia Oregon Intermediate Municipal Bond Fund- Class B	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,388.9830	5.20%

Columbia Oregon Intermediate Municipal Bond Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	228,340.110	16.60%

Columbia Oregon Intermediate Municipal Bond Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 90017-2457	1,615.7870	6.05%

Columbia Oregon Intermediate Municipal Bond Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,978,523.9390	5.64%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Growth Fund I- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,822.6780	10.10%

Columbia Small Cap Growth Fund I- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	187,937.5060	30.78%

Columbia Small Cap Growth Fund I- Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLCOATION FUND ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	162,519.2330	50.93%

Columbia Small Cap Growth Fund I- Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLCOATION FUND VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	88,080.4390	27.60%

Columbia Small Cap Growth Fund I- Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.2680	100.00%

Columbia Small Cap Growth Fund I- Class Y	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 360 DR MARTING LUTEHR KING JR AVE ANCHORAGE AK 99507-1222	574,338.8870	99.91%

Columbia Small Cap Growth Fund I- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,276,709.8220	50.51%

Columbia Small Cap Growth Fund I- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	3,090,868.7130	10.22%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Growth Fund I- Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	1,968,735.4950	6.51%

Columbia Strategic Investor Fund- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	589,276.3740	6.62%

Columbia Strategic Investor Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	341,294.8540	27.08%

Columbia Strategic Investor Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	182,790.1440	17.81%

Columbia Strategic Investor Fund- Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	146.9720	100.00%

Columbia Strategic Investor Fund- Class R	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	147.3790	100.00%

Columbia Strategic Investor Fund- Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	147.3190	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Investor Fund- Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	666,261.2160	99.89%

Columbia Strategic Investor Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY FUNDS SAN FRANCISCO CA 94104-4151	2,072,717.6990	6.21%

Columbia Technology Fund- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	97,360.8710	13.36%

Columbia Technology Fund- Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	50,929.2520	6.99%

Columbia Technology Fund- Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	38,094.3330	5.23%

Columbia Technology Fund- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	914,315.8740	38.70%

Columbia Technology Fund- Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	184,062.7650	7.79%

Columbia Technology Fund- Class Z	VANGUARD FIDUCIARY TRUST COMPANY COLUMBIA TECHNOLOGY FUND PO BOX 2600 VALLEY FORGE PA 19482-2600	2,858,098.8470	19.69%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Technology Fund- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,693,461.5070	18.56%

Columbia Technology Fund- Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY FUNDS SAN FRANCISCO CA 94104-4151	1,365,463.3780	9.41%

Columbia Technology Fund- Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	1,208,625.2240	8.33%

Columbia Technology Fund- Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFITS OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	846,190.0620	5.83%

Columbia Technology Fund- Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	809,729.2390	5.58%

Principal Holder Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Asset Allocation Fund Class [—]	[—]	[—]	[—]

Columbia Contrarian Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,204.9040	16.30%

Columbia Contrarian Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	400,538.8090	25.71%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	196.8500	100.00%

Columbia Contrarian Core Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,904,076.6610	32.18%

Columbia Contrarian Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,818.9480	43.85%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,742,073.6190	6.37%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,646,036.7240	6.07%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,833,676.4450	6.39%

Columbia Dividend Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,006.5390	18.13%

Columbia Dividend Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,679,694.0770	21.34%

Columbia Dividend Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	505,894.0470	6.43%

Columbia Dividend Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	205.9310	100.00%

Columbia Dividend Income Fund Class R	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	354,054.4290	50.12%

Columbia Dividend Income Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	72,943.3090	10.33%

Columbia Dividend Income Fund Class R	CAPITAL BANK & TRUST CO TTEE F CHEMGLASS INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	48,596.2770	6.88%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class T	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,729,484.3090	26.07%

Columbia Dividend Income Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,052,218.9670	15.86%

Columbia Dividend Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	206.1010	100.00%

Columbia Dividend Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Dividend Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	9,604,889.3720	7.34%

Columbia Large Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	501,887.3690	6.97%

Columbia Large Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	93,881.2820	12.24%

Columbia Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	144,483.2790	17.15%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class F	BRIDGET NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,133.0250	13.97%

Columbia Large Cap Growth Fund Class F	ANDREW NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,132.6550	13.97%

Columbia Large Cap Growth Fund Class F	KAYLA HALL ADVANTAGE PLAN TRUST C/O MAUREEN HALL 49 RAYMOND PL STATEN ISLAND NY 10310-2231	2,804.7220	12.51%

Columbia Large Cap Growth Fund Class F	MIRANDA E KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,617.7510	11.67%

Columbia Large Cap Growth Fund Class F	CLAIRE NEUMANN ADVANTAGE PLAN TRUST C/O ROBERT S NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,587.8420	11.54%

Columbia Large Cap Growth Fund Class F	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,582.3600	11.51%

Columbia Large Cap Growth Fund Class F	MATTHEW PATRICK NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,572.5710	11.47%

Columbia Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	118.0360	100.00%

Columbia Large Cap Growth Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.8900	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,850,615.3180	26.36%

Columbia Large Cap Growth Fund Class W	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	120.8900	100.00%

Columbia Large Cap Growth Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,053,087.9350	99.94%

Columbia Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,661,903.8570	38.14%

Columbia Liberty Fund Class [—]	[—]	[—]	[—]

Columbia Small Cap Core Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	725,948.6660	7.96%

Columbia Small Cap Core Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	456,353.2080	5.00%

Columbia Small Cap Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	237,992.1060	18.27%

Columbia Small Cap Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	223,748.8400	13.55%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	129,811.4340	7.86%

Columbia Small Cap Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	100,824.8620	6.11%

Columbia Small Cap Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	186.9860	100.00%

Columbia Small Cap Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,853,281.8600	32.82%

Columbia Small Cap Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	192.1600	100.00%

Columbia Small Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	47.59%

Columbia Small Cap Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,431,874.4850	11.42%

Columbia Small Cap Core Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,230,417.1550	7.43%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class Z	FIDELITY INVSTMNTS INSTITUTIONAL OPERATING CO FIIOC AGENT FBO CERTAIN EMP BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1987	1,612,451.1200	5.37%

Principal Holder Ownership of the Funds with fiscal year ending October 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,458,758.9220	14.36%

Columbia CT Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	127,193.2490	31.57%

Columbia CT Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	378,486.5220	23.66%

Columbia CT Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	111,582.9250	6.98%

Columbia CT Tax-Exempt Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	94,050.7650	5.88%

Columbia CT Tax-Exempt Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	313.3810	100.00%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	FIRST CLEARING LLC BARRETT A TOAN & PAULA OBRIAN JT TEN 42 PORTLAND PL SAINT LOUIS MO 63108-1242	246,430.2830	11.89%

Columbia Real Estate Equity Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	198,900.1270	9.64%

Columbia Real Estate Equity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	38,577.2290	14.49%

Columbia Real Estate Equity Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.4040	100.00%

Columbia Real Estate Equity Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	37.22%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,884,378.3790	20.78%

As of September 30, 2010 (or as of October 31, 2010 for CMG Ultra Short Term Bond Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	46,188,118.2470	60.75%

Columbia Corporate Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	46.74%

Columbia Emerging Markets Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.5000	30.32%

Columbia Emerging Markets Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	26.55%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Intermediate Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	45.05%

Columbia Pacific/Asia Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	30.30%

Columbia Select Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	62.53%

Columbia Value and Restructuring Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	25.82%

Control Person Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia High Yield Opportunity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	26.07%

Columbia High Yield Municipal Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	71.62%

Columbia International Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	54.08%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia International Bond Fund	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	34.00%

Columbia Strategic Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	25.21%

Control Person Ownership of the Fund with fiscal year ending July 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
CMG Ultra Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	123,560,365.2470	98.78%

Control Person Ownership of the Funds with fiscal year ending August 31:

As of November 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Conservative High Yield Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	24,425,150.2210	33.64%

Columbia International Stock Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,954,379.2220	45.42%

Columbia Mid Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,653,122.4460	37.21%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Small Cap Growth Fund I	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,276,709.8220	44.07%

Control Person Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Asset Allocation Fund	[—]	[—]	[—]

Columbia Contrarian Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,878.9480	25.40%

Columbia Dividend Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	16,714,991.7920	28.53%

Columbia Liberty Fund	[—]	[—]	[—]

Columbia Small Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	29.93%

Control Person Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Real Estate Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	33.79%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. FIM Funding, Inc. is a Massachusetts corporation, 401 North Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A. and FIM Funding, Inc.

Charles Schwab & Co., Inc. is a California corporation, 211 Main Street, San Francisco, California 94105. The Charles Schwab Corporation is the ultimate parent company of Charles Schwab & Co., Inc.

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICY FOR LEGACY COLUMBIA MANAGEMENT CLIENTS

EFFECTIVE MAY 1, 2010

Columbia Management Investment Advisers, LLC (CMIA) has adopted the attached Proxy Voting Policy for purposes of voting proxies of securities held in certain client accounts1, with the following changes:

•	References to Columbia Management Advisors, LLC and CMA are deemed to be references to Columbia Management Investment Advisers, LLC; and

•	References to Bank of America Corporation and BAC are deemed to be references to Ameriprise Financial, Inc.

In addition, the text of footnote 1 in the Proxy Voting Policy is hereby deleted and replaced with the following:

Ameriprise Financial, Inc., the corporate parent of Columbia Management Investment Advisers, LLC, and all of its numerous affiliates own, operate and have interests in many lines of business that may create or give rise to the appearance of a conflict of interest between Ameriprise Financial, Inc. or its affiliates and those of clients advised by Columbia Management Investment Advisers, LLC. For example, Ameriprise Financial, Inc. and its affiliates may have interests with respect to issuers of voting securities that could appear to or even actually conflict with Columbia Management Investment Advisers, LLC’s duty, in the proxy voting process, to act in the best economic interest of its clients.

[1]	On April 30, 2010, Ameriprise Financial, Inc., the parent company of CMIA, acquired from Bank of America, N.A. a portion of the asset management business of Columbia Management Group, LLC, the parent company of Columbia Management Advisors, LLC (“CMA”). In connection with this transaction, CMIA became the investment adviser of certain client accounts previously advised by CMA. CMIA will apply CMA’s Proxy Voting Policy to certain of these and other client accounts.

Columbia Management Advisors, LLC (“CMA”) – Proxy Voting Policy

Last Review Date:	April 2010
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However,

CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)	Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

APPENDIX A – CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE-BY-CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	-Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’s categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________

___________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________

___________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________

___________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________

___________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

        or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

APPENDIX D — DESCRIPTION OF STATE RISK FACTORS

State Tax Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Adviser may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

State Specific Information

Connecticut Tax-Exempt Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the State of Connecticut (“Connecticut” or the “State”), as well as the general fiscal and economic stability of Connecticut’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in Connecticut Tax-Exempt Fund’s prospectus, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of Connecticut

Tax-Exempt Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of Connecticut Tax-Exempt Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

Connecticut

The following information relates specifically to Columbia Connecticut Tax-Exempt Fund. This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of Connecticut and local agencies in Connecticut available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Connecticut municipal securities than comparable municipal bond funds that do not focus on investments in Connecticut issuers.

Introduction. The State, together with the nation as a whole, is facing economic and fiscal challenges brought on by the current recession. These challenges for the State include fiscal year deficits and falling employment, among other issues. The State Office of Policy and Management monitors such matters and generally issues a report periodically estimating the current fiscal year deficit. The State Comptroller issues a similar report periodically. From time to time the legislature’s Office of Fiscal Analysis also issues reports covering these matters. The most current such information is described below under “State General Fund,” which should be considered together with the other information set forth herein.

The State’s current and projected fiscal and economic condition, as described herein, is subject to change based on a number of factors. Such factors include, but are not limited to: (a) developments with respect to the national economy as a whole, (b) developments with respect to the financial services sector of the economy, (c) developments in the world economy, and in particular commodity prices such as oil, (d) federal fiscal and economic policies, including fiscal stimulus efforts in general and the effect of such stimulus efforts in the State and the amount of federal aid to the State, (e) the extent to which the federal stimulus legislation, and in particular The American Recovery and Reinvestment Act of 2009 (the “ARRA”), as enacted and implemented, provides less federal aid to the State than was anticipated in the adopted biennial budget, and the resulting need to implement other revenue enhancements or expenditure reductions, and (f) the effect of the State’s constitutional balanced budget requirement and spending cap provisions on the adoption of the biennial budget and the effect spending constraints might have on the State’s economy. Such factors are continually changing, and no assurances can be given with respect to how such factors or other factors will materialize in the future or what effect they will have on the State’s fiscal and economic condition.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within the State), which demonstrated slower growth in the early 2000s, but expanded at a healthy pace in 2004, surpassing the New England and national growth rates. Since then, Connecticut’s annual growth in gross state product has performed better than the New England region, but mostly slower than the nation. Employment had gained approximately 66,800 jobs by late 2007 since it bottomed out in July of 2003, but in 2008 Connecticut lost jobs.

After enjoying an extraordinary boom during the late 1990s, Connecticut, as well as the rest of the northeast and the nation, experienced an economic slowdown during the recession of the early 2000s. The unemployment rate in the State reached its low of 2.3% in 2000, compared to New England’s average of 2.8% and the national average of 4.0%. After climbing to a high of 5.5% in 2003, Connecticut’s unemployment rate declined to 4.4% for 2006. The current recession brought the unemployment rate up to 5.1% for the first six months of 2008, compared to the New England average of 4.8% and the national average of 5.1% for the same period.

General Fund. The State finances most of its operations through its General Fund. However, certain State functions, such as the State’s transportation budget, are financed through other State funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. The State, as of the forecast date, expected to derive approximately 76 percent and 72 percent, respectively, of its General Fund revenues from taxes during the 2007-08 fiscal year and the 2008-09 fiscal year.

Budget for Fiscal Years 2007-2008 and 2008-2009. Although the General Assembly did not pass the biennial budget for fiscal years 2007-08 and 2008-09 prior to its adjournment date of June 6, 2007, in a subsequent special session, the General Assembly passed, and the Governor signed into law on June 26, 2007, the biennial budget for fiscal years 2007-08 and 2008-09. The budget for fiscal year 2007-08 included General Fund revenues of $16,315.6 million and net appropriations of $16,314.9 million, resulting in a projected surplus of $0.7 million The budget for fiscal year 2008-09 included General Fund revenues of $17,073.1 million and net appropriations of $17,072.3 million, resulting in a projected surplus of $0.8 million. Pursuant to Public Act No. 07-1 of the September Special Session of the General Assembly, the General Assembly made an additional appropriation of $0.7 million for clean contracting standards, thereby reducing the projected General Fund surplus for the 2008-09 fiscal year to $0.1 million.

The General Assembly also included in the biennial budget (i) the appropriation of $613.7 million of the anticipated fiscal year 2006-07 General Fund surplus funds to pay for various spending items, including $300 million to fund a portion of the State’s contribution to the Teachers’ Retirement Fund and $85 million for debt retirement, (ii) a reduction of lapses in the amount of $96.6 million and (iii) a transfer of $80 million of the anticipated fiscal year 2006-07 General Fund surplus to the budget for the fiscal year ending June 30, 2009, resulting in a net reduction in the anticipated 2006-07 surplus of $790.3 million. According to estimates of the Office of Fiscal Analysis, approximately $471.9 million of the appropriations were for one-time purposes and approximately $318.4 million of the appropriations were for on-going purposes.

The budget was $690.4 million above the expenditure cap in fiscal year 2007-08 and $28.2 million below the expenditure cap in fiscal year 2008-09. In accordance with the provisions of Article XXVIII of the Amendments to the Constitution, the Governor issued a declaration to exceed the State’s expenditure cap in fiscal year 2007-08. This declaration was ratified by a three-fifths vote of each house of the General Assembly.

Fiscal Year 2007-2008 Operations. Pursuant to the Comptroller’s financial statements provided on December 31, 2008, as of June 30, 2008, General Fund revenues were $16,418.8 million, General Fund expenditures and net miscellaneous adjustments were $16,319.4 million and the General Fund balance for the 2007-08 fiscal year was a surplus of $99.4 million The entire surplus was reserved for fiscal year 2008-09 spending.

Governor’s Proposed Midterm Budget Adjustments. Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report must include any recommendations for adjustments and revisions to the enacted budget.

On February 6, 2008 the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for the 2007-08 and 2008-09 fiscal years. The General Assembly convened on February 6, 2008 to consider the Governor’s proposed Midterm Budget Adjustments and adjourned on May 7, 2008. The legislature did not make any midterm budget adjustments for the 2008-09 fiscal year in the legislative session which ended May 7, 2008. However, in subsequent special sessions, $79 million was appropriated for energy relief programs in fiscal year 2008-09 and the 2007-08 surplus of $83.4 million, plus the transfer of $16 million pursuant to Section 91 of Public Act No. 07-1 of the June Special Session, was transferred for use in fiscal year 2008-09. In addition, the scheduled increase on July 1, 2008 in the oil companies tax from 7.0% to 7.5% was eliminated.

Fiscal Year 2008-2009 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on August 20, 2008 (as of the period ending July 31, 2008), September 22, 2008 (as of the period ending August 31, 2008), October 20, 2008 (as of the period ending September 30, 2008), November 20, 2008 (as of the period ending October 31, 2008) and December 20, 2008 (as of the period ending November 30, 2008), each for the General Fund for the 2008-09 fiscal year, the General Fund was estimated to have a deficit of $145.7 million, $302.4 million, $107.9 million, $356.3 million and $193.0 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2009 for the General Fund for the 2008-09 fiscal year, as of the period ending December 31, 2008, General Fund revenues were estimated at $16,098.0 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,019.7 million and the General Fund was estimated to have a deficit of $921.7 million These revenue estimates include an estimated $40 million from tax amnesty program and $12 million from the escheat of unclaimed bottler deposits and transfers totaling $71.2 million from various funds to the General Fund per Public Act No. 08-1 of the November 24, Special Session and Public Act No. 09-1. The expenditure estimates included three allotment rescissions in 2008 totaling $157 million and two mitigation plans totaling $69.8 million per Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1. The revenue estimates as of December 31, 2008 did not take into account any economic effect as a result of the changes in the financial and credit markets occurring after December 31, 2008 or during the remainder of the fiscal year. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated September 2, 2008, October 1, 2008 and November 3, 2008, the Comptroller generally agreed with the Office of Policy and Management’s projections as of the periods ending July 31, 2008, August 31, 2008 and September 30, 2008, respectively. In her monthly report dated December 1, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $50 million higher than the Office of Policy and Management’s projection for the same period. In her monthly report dated January 2, 2009, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $150 million higher than the Office of Policy and Management’s projections for the same period. In her monthly report dated February 2, 2009 for the period ending December 31, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $1.1 billion, which amount was $172.9 million higher than the estimate of the Office of Policy and Management.

Pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. Since July 2008, the Governor has exercised her authority under Section 4-85 of the Connecticut General Statutes in rescinding allotments totaling $157 million in General Fund expenditures. In addition, the Governor has proposed two deficit mitigation packages to address the then projected deficits that exceeded her allotment rescission authority. Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1 were enacted by the General Assembly and resulted in an estimated $193.6 million in deficit mitigation. Even with these changes, on January 20, 2009, the Office of Policy and Management projected a $921.7 million deficit in the General Fund for the 2008-09 fiscal year.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Pursuant to the Comptroller’s unaudited preliminary financial results dated September 1, 2009, the Comptroller estimated the General Fund revenues for the 2008-09 fiscal year were $15,700.8 million, General Fund expenditures and miscellaneous adjustments were $16,626.7 million and the General Fund balance for the 2008-09 fiscal year was estimated to have a deficit of $925.9 million. The Comptroller indicated in her letter that under House Bill No. 6802, the General Assembly approved additional carry forward authority which is accounted for as part of the 2008-09 fiscal year deficit and therefore increases the deficit. Accordingly, the 2008-09 fiscal year deficit would increase to $947.6 million upon the act becoming law. House Bill No. 6802 became law after the date of the Comptroller’s September 1, 2009 results. Pursuant to Public Act No. 09-2 of the June Special Session, for the purpose of funding the deficit in the General Fund for the 2008-09 fiscal year, the Treasurer is authorized to issue notes of the State in an amount not to exceed the amount of such deficit and in such additional amounts as the Treasurer shall determine to pay the costs of issuance of any such notes and interest payable or accrued on such notes through June 30, 2011.

The above projections are only estimates and the information in the Comptroller’s report contains only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Budget for Fiscal Years 2009-2010 and 2010-2011. On June 3, 2009, the General Assembly adjourned its regular 2009 session without adopting a fiscal 2009-2011 biennial budget. Prior to adjournment, the General Assembly passed resolutions calling for a special session to take up matters related to adoption of a budget. The special session was immediately convened at the conclusion of the regular session. During the special session, the General Assembly passed a General Fund budget for the 2009-10 and 2010-11 fiscal years which was subsequently vetoed by the Governor.

The State continued to run its operations pursuant to executive orders issued by the Governor. Authorization to pay debt service on the State’s general obligation bonds remained unaffected. The executive orders directed all department heads and executive branch employees to limit purchases of goods and services and directed all department heads to utilize personnel and other resources in an effective and efficient manner, giving priority to programs that provide direct care services, administer justice and protect the public health and safety. The executive orders covered the months of July, August and the portion of September until the approval of an appropriation act for the fiscal year commencing July 1, 2009.

In a special session, the General Assembly passed the biennial budget for fiscal years 2009-10 and 2010-11 which subsequently became law on September 8, 2009. The enacted budget, Public Act No. 09-3 of June 2009

Special Session, for fiscal year 2009-10 included General Fund revenues of $17,375.4 million and net appropriations of $17,374.6 million, resulting in a projected surplus of $0.8 million. The budget for fiscal year 2010-11 included General Fund revenues of $17,591.9 million and net appropriations of $17,591.0 million, resulting in a projected surplus of $0.9 million.

The enacted biennial budget raises net revenues from three major resources: 1) grants from the ARRA, 2) transfers from other State funds to the State’s General Fund and securitizations, and 3) net increases in taxes and miscellaneous fees. Federal grants from the ARRA for human services, education, and other economic related stimulus programs total $878.9 million in fiscal year 2009-10 and $594.8 million in fiscal year 2010-11. Major revenues from transfers of other State funds to the State’s General Fund and securitizations include (i) transferring Budget Reserve Funds of $1,039.7 million in fiscal year 2009-10 and $342.0 million in fiscal year 2010-11, and (ii) securitizing $1,290.7 million in fiscal year 2010-11 as amended by Public Act No. 09-7 of the September 2009 Special Session. The significant tax changes include: (i) an increase in the highest income tax rate to 6.5% from 5% for those with taxable incomes over $1 million for joint filers, $800,000 for heads of households, and $500,000 for single filers and married people filing separately, raising approximately $594.0 million in fiscal year 2009-10 and $400.0 million in fiscal year 2010-11; (ii) an imposition of a 10% corporation tax surcharge for the 2009, 2010, and 2011 income years on companies that have (1) $100 million or more in annual gross income in those years and (2) tax liability that exceeds the $250 minimum, raising approximately $74.1 million in fiscal year 2009-10 and $41.1 million in fiscal year 2010-11; (iii) an increase in the cigarette tax rate from $2.00 per pack to $3.00 per pack, raising approximately $94.9 million in fiscal year 2009-10 and $112.4 million in fiscal year 2010-11; (iv) changes in various fees, raising approximately a net total of $108.5 million in fiscal year 2009-10 and $105.9 million in fiscal year 2010-11, and (v) cuts in taxes, including (1) a reduction in the sales and use tax rate to 5.5% from 6%, and (2) a reduction in the estate and gift tax. The reduction of the sales and use tax rate effective January 1, 2010 is expected to result in a revenue loss of approximately $129.5 million in fiscal year 2009-10 and $268.0 million in fiscal year 2010-11. However, if any cumulative monthly financial statement issued by the Comptroller before January 1, 2010 indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 was at least 1% less than the adopted gross tax revenue to the General Fund for fiscal year 2009-10, the tax rate will remain at 6%. If any cumulative monthly financial statement issued after January 1, 2010, and on or before June 30, 2010, indicates that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 is at least 1% less than the adopted gross tax revenue to the General Fund, the tax rate will remain at 6%. On the estate and gift taxes, the enacted law will (i) increase the threshold for the value of an estate or gift subject to the estate and gift taxes from $2 million to $3.5 million; (ii) reduce the marginal tax rates by 25%; and (iii) eliminate the tax cliff. These three measures were estimated to reduce revenues by approximately $5.9 million in fiscal year 2009-10 and $70.3 million in fiscal year 2010-11.

The significant changes in appropriations are from State employee personal services reductions, entitlement programs savings, and education grants reductions. Personal services reductions from concessions with a coalition of employee collective bargaining units including wage freezes and a Retirement Incentive Plan are expected to save approximately $191.0 million in fiscal year 2009-10 and $193.7 million in fiscal year 2010-11. Savings from entitlement programs include (i) eliminating nursing home rate increases in reimbursement levels under Medicaid, saving approximately $113.2 million in fiscal year 2009-10 and $162.2 million in fiscal year 2010-11, (ii) reducing managed care organization capitation rates by 6% under both HUSKY A and HUSKY B, saving approximately $50.1 million in fiscal year 2009-10 and $51.8 million in fiscal year 2010-11, and (iii) managing services for aged, blind and disabled individuals who are currently receiving care under the Medicaid fee-for-service program, saving approximately $27.8 million in fiscal year 2009-10 and $80.0 million in fiscal year 2010-11. Education reductions include cuts of grants to (i) the Excess Cost program that reimburses funds to towns, saving approximately $13.4 million each for both fiscal years 2009-10 and 2010-11, (ii) the Priority School District program that assists the neediest communities and funds the School Readiness program, reducing $6.9 million each for both fiscal years 2009-10 and 2010-11, and (iii) the Reading Success program designed to improve kindergarten through grade three reading, saving the State $2.4 million each for both fiscal years 2009-10 and 2010-11.

In addition, the budget for fiscal year 2010-11 requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a financing plan that will result in net proceeds of up to $1,290.7 million to be used as general revenues of the State during such fiscal year, which may include securitizations as discussed above. The budget also requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a plan to sell assets of the State that will result in net proceeds of up to $15 million to be used as general revenues of the State during the 2009-10 fiscal year and $45 million to be used as general revenues of the State during the 2010-11 fiscal year. In addition, the budget for fiscal year 2009-10 requires a reduction of $473.3 million in expenses from budgeted amounts. The budget for fiscal year 2010-11 requires a reduction of $515.2 million of expenses from budgeted amounts.

The budget was $852.4 million below the expenditure cap in fiscal year 2009-10 and $587.0 million below the expenditure cap in fiscal year 2010-11.

Fiscal Year 2009-2010 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on October 20, 2009 for the General Fund for the 2009-10 fiscal year, as of the period ending September 30, 2009, General Fund revenues were estimated at $17,203.3 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,591.8 million and the General Fund was estimated to have a deficit of $388.5 million. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly report dated October 1, 2009 for the period ending August 31, 2009, the Comptroller indicated that although many of the revenue enhancements associated with the budget had not yet appeared within the revenue collection figures, the first quarter revenue trends raised concerns. She indicated that if the first quarter trends continued unabated, even after fully incorporating the projected revenue gains enacted as part of the budget, the revenue shortfall in the General Fund for the 2009-10 fiscal year would exceed $500 million. She further indicated that because it was early in the fiscal year, there was sufficient time for a reversal in the trend to mitigate the shortfall. The Comptroller did not address any increased expenditures, which the Office of Policy and Management projected to be an additional $212.5 million in its October 20, 2009 report. In the Comptroller’s monthly report dated November 1, 2009, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $624 million as of the period ending September 30, 2009. No assurances can be given that future report estimates will match the Office of Policy and Management’s estimates or the Comptroller’s prior estimates.

The Governor may generally reduce budget allotment requests within certain prescribed limits and has done so for the current fiscal year. Additionally, as described above, pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. The Governor is required to file such report as a result of the deficit projection included in the Comptroller’s November 1, 2009 report.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

STATE DEBT

Types of State Debt. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

State Direct General Obligation Debt. Statutory Authorization and Security Provisions. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest will be made, and the Treasurer will pay such principal and interest as the same become due.

There are no State constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of OPM as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal years ending June 30, 2002 and June 30, 2003, all authorized debt to fund the Connecticut Development Authority’s tax increment bond program, any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness, any indebtedness issued for the purpose of meeting cash flow needs, and any indebtedness issued for the purpose of covering emergency needs in times of natural disaster are excluded or deducted. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, the amount of authorized but unissued debt for the UConn 2000 program is limited to the amount permitted to be issued under the cap.

Under the General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor must review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

Certain Short-Term Borrowings. The General Statutes authorize the Treasurer, subject to the approval of the Governor, to borrow such funds, from time to time, as may be necessary, and to issue obligations of the State therefor, which must be redeemed by the Treasurer whenever, in the opinion of the Treasurer, there are funds in the treasury available for such purpose. The State has established programs of temporary note issuances from time to time to cover periodic cash flow requirements. On June 18, 2009, pursuant to the Treasurer’s request and the Governor’s approval to borrow funds on a temporary basis from time to time on behalf of the State, the Treasurer arranged with a group of banks a 364-day revolving credit facility in the amount of $580 million.

OTHER FUNDS, DEBT AND LIABILITIES

The State conducts certain of its operations through State funds other than the State General Fund and, pursuant to legislation, may issue debt secured by the special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State’s General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. The State has also made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service on loans to finance child care facilities and has certain other contingent liabilities for future payments.

Transportation Fund and Debt. In 1984 the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of the State’s share of the costs of the local bridge program established under the act, and payment of State contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for State fiscal years 1985-2012, which will be met from federal, State and local funds, is currently estimated at $23.5 billion. The State’s share of such cost, estimated at $9.5 billion, is to be funded from transportation related taxes, fees and revenues deposited in the Special Transportation Fund, as described below, and from the proceeds of STO bonds. The portion of State program costs not financed by STO bonds is estimated at $0.6 billion and includes the expenses of the infrastructure program that either are not sufficiently large or do not have a sufficiently long life expectancy to justify the issuance of long-term bonds. Such expenses currently include liquid resurfacing, minor bridge repairs, highway maintenance activities, safety improvements and other minor transportation improvements.

The State’s share of the cost of the Infrastructure Program for State fiscal years 1985-2012 to be financed by STO bonds currently is estimated at $8.9 billion. The actual amount may exceed $8.9 billion to finance reserves and cost of issuance amounts. The issuance of such STO bonds has eliminated the need for the authorization of additional general obligation bonds of the State for surface transportation purposes. STO bonds may also be issued for the purpose of refunding general obligation bonds of the State issued for transportation infrastructure purposes.

During fiscal years 1985-2007, $18.3 billion of the total infrastructure program was approved by the appropriate governmental authorities. The remaining $5.2 billion is required for fiscal years 2008-2012. The $5.2 billion of such infrastructure costs is anticipated to be funded with proceeds of $1.8 billion from the anticipated issuance of new STO bonds, $63 million in anticipated revenues, and $3.3 billion in anticipated federal funds.

The State has established the Special Transportation Fund for the purpose of budgeting and accounting for all transportation related taxes, fees and revenues credited to such Fund and securing the STO bonds. STO bonds are payable solely from revenues of the Special Transportation Fund. The aggregate of certain motor fuel taxes, motor vehicle receipts, motor vehicle related licenses, permits and fees, and portions of the oil companies tax and sales tax on motor vehicles and other transportation related revenue sources, including enacted adjustments to all the foregoing sources, are intended to cover the cost of the State’s share of the infrastructure program, including debt service requirements. After providing for debt service requirements, the balance of the receipts from such revenue sources may be applied to the payment of general obligation bonds of the State issued for transportation purposes and for the payment of annually budgeted expenses of the Department of Transportation and the Department of Motor Vehicles.

It is anticipated that additional STO bonds will be authorized by the General Assembly annually in an amount necessary to finance and to complete the infrastructure program. Such additional bonds may be issued on an equal rank with the outstanding bonds provided certain pledged revenue coverage requirements of the STO indentures controlling the issuance of such bonds are met. The State expects to continue to offer bonds for this program.

In addition to STO Bonds, the State has issued direct general obligation bonds for transportation purposes and the debt service on these bonds may be paid from resources of the Special Transportation Fund provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2008 the Special Transportation Fund paid $3.1 million of State direct general obligation transportation debt service payments. The amount budgeted by the Special Transportation Fund for State direct general obligation transportation debt service payments for fiscal year 2008-09 was $2.0 million

During the past several years the Fund’s revenues and expenses have undergone a variety of legislative changes. In 2003 legislation provided for a one-time transfer of $52 million from the Fund to the State’s General Fund. In 2004 legislation increased the tax on gasohol and raised various motor vehicle fees resulting in an $18.6 million benefit to the Fund. In 2005 legislation increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $22.5 million in fiscal year 2006, $30 million in fiscal year 2007, $53 million in fiscal year 2008, $79.9 million in each of fiscal years 2009-2013, and $98 million thereafter. In 2006, legislation again increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $80 million in each of fiscal years 2007-2010 and by $100 million in fiscal year 2011 and thereafter. In July 2007 legislation increased the motor fuels tax on each gallon of diesel fuel from $0.26 to $0.37 and correspondingly exempted diesel fuel from the petroleum products gross earnings tax.

A fifteen member Transportation Strategy Board (“TSB”) was established in 2001 to propose a transportation strategy, an implementation cost estimate and funding approaches to the Governor and General Assembly. The TSB’s strategic goals are: 1) improve personal mobility within and through Connecticut; 2) improve the movement of goods and freight within and through Connecticut; 3) integrate transportation with economic, land use, environmental and quality of life issues; 4) develop policies and procedures that will integrate the state economy with regional, national and global economies; and 5) identify policies and sources that provide an adequate and reliable flow of funding necessary for a quality multi-modal transportation system. The TSB presented the initial transportation strategy to the Governor and General Assembly on January 6, 2003. In January 2007, as required in Public Act No. 06-136, the TSB again presented “Connecticut’s Transportation Strategy” to the Governor and General Assembly.

In order to implement the strategy-related projects submitted by TSB, legislation was passed in 2005 that established fixed transfers from the Special Transportation Fund to the TSB project accounts in the amounts of $25.3 million in fiscal year 2005-06, $20.3 million in fiscal year 2006-07, $15.3 million in each of fiscal years 2007-08 through 2014-15 and $0.3 million in fiscal year 2015-16 and thereafter. In September 2007 legislation authorized the transfer of $5.5 million on deposit in the Special Transportation Fund to the TSB’s project account for various transportation related studies.

Public Acts in 2005 and 2006 authorized the issuance of more than $2.1 billion of special tax obligation bonds for the ten-year period from 2005 to 2014 for transportation system improvements, many of which are TSB-recommended projects. As of February 1, 2009 $2.0 billion of the borrowing authorized is effective with the remaining $100 million becoming effective in fiscal year 2009-10. Legislation passed in 2006 also authorized the issuance of $1.3 billion in bonds in anticipation of future federal transportation funds. Pursuant to Public Act No. 09-2 of the September 2009 Special Session, the General Assembly has authorized special tax obligation bonds of $579.2 million in fiscal year 2009-10 and $265.4 million in fiscal year 2010-11. In November 2009, the State issued $195,970,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series A, $304,030,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series B (Taxable Build America Bonds—Direct Pay), and $49,775,000 Special Tax Obligation Refunding Bonds Transportation Infrastructure Purposes, 2009 Series C.

Other Special Revenue Funds and Debt

Bradley Airport. Bradley International Airport, located in Windsor Locks, Connecticut, is owned by the State and operated by the Bureau of Aviation and Ports in the State’s Department of Transportation. The General Assembly has authorized the issuance of revenue bonds for improvements at Bradley International Airport, payable from all or a portion of the revenues generated at the airport. Legislation passed in 2001 removed a $294 million bond issuance cap for Bradley Airport but retained the requirement for State Bond Commission approval of any new bond issue. As of February 1, 2009, there were $198.9 million of Bradley International Airport Revenue Bonds outstanding.

The 2001 legislation also established a board of directors to oversee the operation and development of Bradley Airport. The seven-member board includes five appointed members and the Commissioners of Transportation and Economic and Community Development. The Bradley board is charged with a wide range of duties and responsibilities, including developing an organizational and management structure, approving the annual capital and operating budget, master plan, and community relations policies of the airport, and ensuring customer service standards and performance assessments.

Additional special obligation bonds to finance self-sustaining special facilities at Bradley International Airport payable solely from the revenues derived from such special facilities were authorized in 1993. In March 2000 the State issued $53.8 million of Bradley International Airport Special Obligation Parking Revenue Bonds to finance the construction of a five story parking garage facility at the airport and, as of February 1, 2009, $44.7 million of such bonds were outstanding.

The board of directors of Bradley Airport and the State Bond Commission approved a transaction authorizing the State Treasurer to refund Bradley International Airport General Airport Revenue Bonds, Series 2001A (AMT) for expected delivery in 2011 or thereafter and to enter into a forward starting interest rate swap transaction for the purpose of locking in current market savings. Pursuant to such authorization the State entered into certain swap agreements in April 2006.

Clean Water Fund. The General Assembly has authorized the issue of up to $1,753.4 million of revenue bonds, of which $1,209.28 million have been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. The revenue bonds are payable solely from the revenues or other receipts, funds or moneys pledged therefor. The proceeds of the revenue bonds are loaned primarily to Connecticut municipalities to finance water pollution control and drinking water improvements, and the loan repayments by the municipalities secure the bonds. The loans are evidenced by interim funding obligations and project loan obligations of the municipalities, pursuant to which either the full faith and credit of each such municipality is pledged, or the revenues and other funds of a municipal sewer system are pledged. The General Assembly has authorized the issue of up to $1,833.4 million of revenue bonds, of which $1,408.7 million has been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. As of October 1, 2009 $853.9 million of revenue bonds were outstanding (including refunding bonds).

Unemployment Compensation. The State pays unemployment compensation benefits from the State’s Unemployment Compensation Fund, which is funded by unemployment compensation taxes collected from employers. In 1993, the State responded to a deficit in the Fund by, among other things, issuing three series of special obligation bonds totaling $1,020.7 million to repay certain federal borrowings and to fund certain reserves. All of these bonds were defeased in June 2001. To fund future shortfalls, the State has reserved the authority to issue bonds in an aggregate amount outstanding at any time not in excess of $1,000 million, plus amounts for certain reserves and costs of issuance. The State has not incurred any additional borrowing since 1993 other than borrowings from the Federal Unemployment Trust Fund for cash flow purposes, which have been repaid prior to September 30 in each case and which therefore have not been subject to federal interest charges.

Second Injury Fund. The Second Injury Fund is a State-run workers’ compensation insurance fund which pays lost wages and medical benefits to qualified injured workers. The State established the Second Injury Fund in 1945 to encourage the hiring of persons with pre-existing physical impairments, such as veterans, and to provide relief to employers when an injured worker, who already had a pre-existing injury or condition, was hurt on the job and the second injury was made worse by the existence of the first injury. In 1995 and 1996, the State enacted legislation to close the Second Injury Fund to future second injury claims. Those laws authorized the issuance of an amount not to exceed $750 million in revenue bonds and notes outstanding at any one time to provide funds for paying past claims. No bonds are currently outstanding. The State’s management objective is to pay additional claims and settlements from current income and, if necessary, short term borrowings.

Rate Reduction Bonds. The General Assembly authorized the issuance of special obligation bonds to sustain funding of the conservation and load management and the renewable energy investment programs established under the general statutes. The State issued $205.3 million of Special Obligation Rate Reduction Bonds (2004 Series A) in June 2004. These bonds were defeased on June 5, 2008. The bonds were secured by certain revenues collected through a non-bypassable charge imposed upon each customer of the electric utilities within the State. Such revenues are property of the State and are pledged towards payment of debt service on the bonds and related costs, which pledge is a first priority lien on such revenues. The net proceeds of the bonds were deposited in the General Fund.

Contingent Liability Debt. The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so, and the description below of the State’s limited or contingent liability is restricted only to specific indebtedness backed by the State.

Special Capital Reserve Funds. The primary vehicle through which the State has undertaken contingent or limited liability is the special capital reserve fund. A special capital reserve fund, if established, provides additional security for bonds issued by the entity authorized to establish such a reserve fund. Subject to exceptions in the legislation authorizing the establishment of a particular special capital reserve fund, monies held in and credited to a special capital reserve fund are intended to be used solely for the payment of the principal of bonds secured by such special capital reserve fund, the purchase of such bonds, the payment of interest on such bonds or the payment of any redemption premium required to be paid when such bonds are redeemed prior to maturity. The special capital reserve fund is frequently funded with bond proceeds to a specified amount (the minimum of which is often the maximum annual principal and interest payments due on the bonds). The State undertakes the obligation to restore a special capital reserve fund to its minimum level. The method for determining such required minimum capital reserve is set out in the legislation authorizing the special capital reserve fund. If the special capital reserve fund should fall below the required minimum capital reserve amount, an official of the authority or municipality which established the special capital reserve fund must certify to the Secretary of the Office of Policy and Management or the State Treasurer or both the amount necessary to restore such special capital reserve fund to the required minimum capital reserve amount. On or before December 1, annually, the amount specified in the certificate is deemed to be appropriated from the State’s General Fund and must be allotted and paid to the entity that established the special capital reserve fund. On an annual basis, the State’s liability under any special capital reserve fund mechanism is limited to its obligation to restore that fund to its minimum capital reserve amount.

Quasi-Public Agencies. The State has established by legislation several quasi-public agencies. These quasi-public agencies are not departments, institutions or agencies of the State. They are, however, bodies politic and corporate that constitute public instrumentalities and political subdivisions of the State and whose exercise of authority granted to them is deemed to be the performance of an essential public and governmental function. These organizations provide a wide range of services that might otherwise be provided directly by the State. Among the public authorities are: the Connecticut Development Authority, the Connecticut Health and Educational Facilities Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, the Connecticut Resources Recovery Authority and the Capital City Economic Development Authority. Each of these public authorities is authorized to issue bonds in its own name to facilitate its activities and each has issued bonds secured by a special capital reserve fund, or other contractual arrangement, for which the State has limited contingent liability.

Assistance to Municipalities. In addition to the limited or contingent liabilities that the State has undertaken in connection with the activities of its quasi-public agencies, the State has undertaken certain limited or contingent liabilities to assist municipalities. The State currently has limited or contingent liabilities outstanding in connection with bonds or other obligations issued by the City of Waterbury and the Southeastern Connecticut Water Authority. The State previously was obligated pursuant to the establishment of a special capital reserve fund to secure certain bonds issued by the City of Bridgeport to fund its past budget deficits; however such bonds were refunded by the city in 1996. The State previously had guaranteed debt service on bonds of the City of West Haven, but an irrevocable escrow has been established to pay such bonds. Legislation also authorized distressed municipalities, in certain circumstances and subject to various conditions, to issue deficit funding obligations secured by a special capital reserve fund. There are no such obligations currently outstanding.

School Construction Grant Commitments. The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal debt issued to fund the State’s share of such school building projects. For certain school projects approved by the General Assembly, cities, towns and districts are ranked according to their adjusted equalized net grand list per capita and based on such rankings a percentage is assigned which determines the amount of grant money a town or regional school district is eligible to receive for a project or type of project authorized by the legislature and approved by the Commissioner of Education.

For school construction projects approved during the 1997 legislative session and thereafter, the State pays the costs of its share of construction projects on a progress payment basis during the construction period. Each year the legislature authorizes grant commitments which vary in amounts from year to year. The State has authorized new school construction grant commitments of approximately $400 million which take effect in the 2009-10 fiscal year. As of June 30, 2009, the Commissioner estimates that current grant obligations under the grant program established in 1997 are approximately $2,450 million, which includes approximately $6,900 million of grants approved as of such date less payments already made of $4,450 million.

Prior to 1997 the grant program was conducted differently. For certain school projects grants for construction costs are paid to the cities, towns and districts in installments which correspond to the number and time of principal payments due on municipal bonds, or temporary notes renewed for a third or subsequent year, issued to finance project costs. If a project is fully paid from sources other than borrowing, such grants are paid in five annual installments. Grants in support of interest payments correspond to the number and time of such interest payments. As of June 30, 2009, under the grant program prior to 1997 the State is obligated to various cities, towns and regional school districts for approximately $314 million in aggregate principal installment payments and $57 million aggregate interest subsidies, for a total of $371 million. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under this program.

The legislature has authorized bonds for both grant programs based on the amount of grants that the Commissioner of Education estimates will be paid during each fiscal year. Since there is generally a lapse of one or more years from the time grant commitments are approved to the time grant payments are required to be made, the amount of unpaid grant commitments will be significantly greater than the amount of bonds authorized to fund the grant commitments.

Child Care Facilities Debt Service Commitments. Legislation enacted in 1997 authorized the Connecticut Health and Educational Facilities Authority (CHEFA) to issue bonds and loan the proceeds to various entities to finance child care facilities. The Department of Social Services may enter into commitments to apply monies for each such entity to pay the debt service on the loans in amounts sufficient to cover a portion of the debt service on CHEFA’s bonds. Legislation enacted in 1999 provided for the obligation of the Department of Social Services to make debt service payments to be made by the State Treasurer. Any obligation by the Department of Social Services or the State Treasurer to pay is subject to annual appropriation. CHEFA first issued special obligation bonds under this program in 1998. As of February 1, 2009 CHEFA had approximately $69.6 million bonds outstanding under this program with annual debt service of approximately $5.4 million, of which the Department of Social Services is committed to pay approximately $4.5 million. The remaining portion of debt service is to be paid from Department of Education and Department of Social Services intercepts of revenues from providers. Two other Child Care Facilities programs also authorize the Commissioner of the Department of Social Services to enter into guaranties of loans made to entities to finance the development of child care and child development centers or programs. CHEFA is administering this program on behalf of the Department, and is currently limiting the aggregate amount of guaranties to the balance of monies in the reserve funds for the respective programs.

Other Contingent Liabilities. The Connecticut Lottery Corporation (the “Corporation”) was created in 1996 as a public instrumentality of the State to operate the State’s lottery pursuant to the Connecticut Lottery Corporation Act (the “CLC Act”). The State and the Corporation purchase annuities under group contracts with insurance companies which provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the Corporation all annuities purchased by it and the Corporation has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. Under the CLC Act, the termination of the Corporation would not affect any outstanding contractual obligation of the Corporation and the State would succeed to the obligations of the Corporation under any such contract. As of June 30, 2008 the current and long term liabilities of the Corporation total $291 million.

PENSION AND RETIREMENT SYSTEMS

State Employees’ Retirement Fund. The State Employees’ Retirement Fund is one of the systems maintained by the State with approximately 53,196 active members, 1,592 inactive (vested) members and 38,093 retired members as of June 30, 2008. Generally, employees hired before July 1, 1984 participate in the Tier I plan, which includes employee contributions. As of July 1, 2008 approximately 13% of the total work force was covered under the Tier I Plan. Other employees generally participate in the Tier II plan, which is non-contributory and provides somewhat lesser benefits. As of July 1, 2008, approximately 42% of the total workforce was covered under the Tier II plan. Employees hired after July 1, 1997 participate in the Tier IIA plan, which requires contributions from its employee members. As of July 1, 2008, approximately 45% of the total work force was covered under the Tier IIA Plan. Since fiscal year 1978-79, payments into the State Employees’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal year 2003-04, have been sufficient to meet benefits paid from the fund in such year. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds. State contributions to the fund are made monthly on the basis of transfers submitted by the Office of the State Comptroller.

Full actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation of November 2008 indicated that, as of June 30, 2007, the State Employees’ Retirement Fund had assets with an actuarial value of $9,585 0 million and as of June 30, 2008, the State Employees’ Retirement Fund had assets with an actuarial value of $9,990.2 million. The actuarial valuation was based upon an 8.25% earnings assumption and the effect of phasing in an approximately 4.8% negative return on plan assets for the 2007-08 fiscal year. The Treasurer has realized an annualized net return of 6.06% on investment assets in the State Employees’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.43% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the State Employees’ Retirement Fund had a funded ratio of 51.9% on a projected basis. As of June 30, 2008 the market value of the fund’s investment assets, as reported in the actuarial valuation, was $9,329,175,038. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions, and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $7,320,843,712.

The November 2008 actuarial valuation determined the following employer contribution requirements, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet Governmental Accounting Standards Board (“GASB”) standards: (i) $897.4 million for fiscal year 2009-10, and (ii) $944.1 million for fiscal year 2010-11. The annual contribution requirements for fiscal years 2009-10 and 2010-11 include amounts which may be required pursuant to the Supreme Court’s decision in the case of Longley v. State Employees Retirement Commission, which requires that the plaintiffs’ final pro-rated longevity payment be included in the earnings calculations for purposes of calculating their retirement incomes. The State met 99.25% of its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirements for fiscal year 2008-09, $575.8 million was appropriated from the General Fund and the Special Transportation Fund. The Office of Policy and Management projects that contributions to the fund for fiscal year 2008-09 from grant reimbursements from federal and other funds will be sufficient to meet the balance of the required annual contribution.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of the State, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2008, there were 61,421 active and former employees with accrued and accruing benefits and 28,609 retired members.

Since fiscal year 1978-79, payments into the Teachers’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years 2003-04 and 2004-05, have been sufficient to meet benefits paid from the fund in such year. Contributions to the fund are made by employees and by General Fund appropriations from the State. State contributions to the fund are made quarterly on the basis of certifications submitted by the Teachers’ Retirement Board and are funded with annual appropriations from the General Fund.

Actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation dated November 12, 2008 indicated that, as of June 30, 2008, the Teachers’ Retirement Fund had assets, inclusive of the cost-of-living adjustment reserve account, with an actuarial value of $15,271.0 million. The actuarial valuation was based upon an 8.50% earnings assumption. The Treasurer has realized an annualized net return of 6.13% on investment assets in the Teachers’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.56% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70.1% on a projected basis. As of June 30, 2008, the market value of the fund’s investment assets, as reported in the actuarial valuation, was $14,551,467,434. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $11,396,681,762.

The actuarial valuation dated November 29, 2006 determined the following employer contribution requirements, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet GASB standards: (i) $518.6 million for fiscal year 2007-08, and (ii) $539.3 million for fiscal year 2008-09. The State met its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirement for fiscal year 2008-09, $539.3 million has been appropriated. The actuarial valuation dated November 12, 2008 determined the following employer contribution requirements, which are sufficient to meet GASB standards: (i) $559.2 million for fiscal year 2009-10, and (ii) $581.6 million for fiscal year 2010-11.

Public Act No. 07-186 authorized the issuance of general obligation bonds (“TRF Bonds”) of the State in amounts sufficient to fund a $2.0 billion deposit to the Teachers’ Retirement Fund plus amounts required for costs of issuance and up to two years of capitalized interest. The Secretary of the Office of Policy and Management and the State Treasurer subsequently determined that issuance of such bonds would be in the best interests of the State, and in April 2008 the State issued $2,276,578,270.75 of such bonds.

Section 8 of Public Act No. 07-186 provides that, in each fiscal year that any TRF Bonds (or any refunding bonds) are outstanding, an amount equal to the annual required contribution to the Teachers’ Retirement Fund is deemed to be appropriated from the General Fund, and such amount must be deposited in the fund in such fiscal year. The amounts of the annual required contributions for each biennial budget are based on the actuarial valuation required to be completed by the December 1 prior to the beginning of the next biennial budget. Under Section 8 the State has pledged to and agreed with the holders of any TRF Bonds that, so long as the actuarial evaluation of the Teachers’ Retirement Fund is completed and the certification of the annual contribution amounts is made as required by Section 8, no public or special act of the General Assembly shall diminish such required contribution until such bonds, together with interest thereon, are fully met and discharged unless adequate provision is made by law for the protection of the holders of the bonds. Such contributions may be reduced in any biennium, however, if (i) the Governor declares an emergency or the existence of extraordinary circumstances (which may include changes in actuarial methods or accounting standards) in which the provisions of Section 4-85 of the Connecticut General Statutes is invoked, (ii) at least three-fifths of the members of each Chamber of the General Assembly vote to diminish such required contributions during the biennium for which the emergency or extraordinary circumstances are determined, and (iii) the funded ratio of the fund is at least equal to the funded ratio immediately after the sale of the bonds in accordance with the actuarial method used at the time. If such conditions are met, the funding of the annual required actuarial contribution may be diminished, but in no event may such diminution result in a reduction of the funded ratio of the fund by more than 5% from (i) the funded ratio which would otherwise have resulted had the State funded the full required contribution or (ii) the funded ratio immediately after the sale of the bonds, whichever is greater.

The statutory provisions that govern pension benefits payable from the Teachers’ Retirement Fund include certain cost of living adjustments. Public Act No. 07-186 added a provision limiting cost-of-living adjustments for employees hired after July 1, 2007, but also removed a statutory provision that subjected certain annual cost of living adjustments in pension benefits to a limit based on funds available from earnings on fund investments which exceeded an 11.5% return. Such excess earnings were held in the cost-of-living adjustment reserve account until applied to provide for cost of living adjustments. Although there are other statutory limits on the cost of living adjustments, it is anticipated that the removal of the limit based on available earnings that exceeded an 11.5% return will cause an increase in the aggregate actuarial accrued liability of the fund. One preliminary report estimated that these changes could increase the unfunded actuarial accrued liability by approximately $1.0 billion. This preliminary estimate was based on various assumptions and no assurances can be given that subsequent projections or the next actuarial report will not result in a higher estimate.

Other Retirement Systems. The other minor retirement systems funded by the State include the Judges, Family Support Magistrates and Compensation Commissioners Retirement System (the Judicial Retirement System), the General Assembly Pension System, the State Attorneys’ Retirement Fund and the Public Defenders’ Retirement Fund. As of June 30, 2008, there were approximately 225 active members of these plans and approximately 254 retired members. Unclassified employees of the Connecticut State System of Higher Education and the central office staff of the Department of Higher Education are eligible to participate in the Connecticut Alternate Retirement Program. This program is a defined contribution program, and thus the State has no unfunded liability with respect to the program. All member contributions and State appropriations are held in a separate retirement fund by the Treasurer who may invest and reinvest as much of the fund’s assets as are not required for current disbursements, which are composed primarily of benefit payments. Any employee who elects or has elected to participate in the program may elect to receive a refund of all contributions made by the employee into the state employees retirement system in lieu of receiving any pension benefits under said retirement system.

The State is the administrator of the Connecticut Municipal Employees’ Retirement System and the Connecticut Probate Judges and Employees’ Retirement System. As the administrator of these systems the State owes a fiduciary obligation to these systems; however, the State has no direct financial liability to pay benefits under these systems.

Social Security and Other Post-Employment Benefits. State employees, except for police and members of a retirement system other than the State Employees’ Retirement Fund, whose employment commenced after February 21, 1958 are entitled to Social Security coverage. Certain employees hired prior to that date have also elected to be covered. Pursuant to a collective bargaining agreement, state police hired on or after May 8, 1984 are entitled to Social Security coverage. As of June 30, 2008, approximately 62,828 State employees were entitled to Social Security coverage. The amount expended by the State for Social Security coverage for fiscal year 2007-08 was $298.6 million Of this amount, $221.3 million was paid from the General Fund and $14.4 million was paid from the Special Transportation Fund.

The State provides post-retirement health care and life insurance benefits to all employees who retire from State employment. The State finances the cost of such benefits on a pay-as-you-go basis; as such, the State has not established any fund for the accumulation of assets with which to pay post-retirement health care and life insurance benefits in future years. The State will need to make significant General Fund appropriations for such benefits each fiscal year. For fiscal year 2008-09 $484.2 million was appropriated.

Implementation of GASB Statement No. 45 regarding accounting and financial reporting for postemployment benefits other than pensions requires the State to obtain an analysis of the unfunded actuarial accrued liability of such post-retirement health care and life insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The State has received an actuarial report dated March 2007 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System. The report indicated an OPEB actuarial accrued liability as of April 1, 2006 estimated to range from $11.4 billion to $21.7 billion. The amounts depend upon various assumptions including those with respect to medical cost inflation rates, the establishment of a trust to fund those liabilities, the amount of initial and annual amounts deposited in such a trust and discount rates. The report used discount rates ranging from 4.5% to 8.5%. The amount of the annual required contribution under these various assumptions ranged from $1.0 billion to $1.6 billion for fiscal year 2006-07, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. Additional assumptions were also tested for sensitivity analysis which produced different results. The annual required contribution included the cost for both current eligible employees and retirees. The State has received an interim actuarial valuation dated February 16, 2009 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System, based upon the stated assumptions of the March 2007 actuarial report but reflecting actual increases in the State’s medical and dental costs between April 1, 2006 and June 30, 2008. The report indicates an OPEB actuarial accrued liability as of June 30, 2007 of up to $23.1 billion and a projected actuarial accrued liability as of June 30, 2008 of up to $24.6 billion on an unfunded basis with no valuation assets available to offset the liabilities of the plan. The interim actuarial valuation determined an employer contribution requirement for fiscal year 2007-08 of up to $1.66 billion on an unfunded basis, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. The State paid $458.4 million for eligible employees and $415.4 million for retirees for health care costs in fiscal year 2006-07. The State paid $480.0 million for eligible employees and $468.8 million for retirees for health care costs in fiscal year 2007-08.

The State makes a General Fund appropriation to the Teachers’ Retirement Fund to cover one-third of retiree health insurance costs plus any portion of the balance of such costs which is not funded from the amounts available in the Teachers’ Retirement Health Insurance Fund. The amount of $24.4 million has been appropriated for such purpose for fiscal year 2008-09. Fund assets do not constitute plan assets for purposes of GASB Statements Nos. 43 and 45 and for actuarial valuation purposes fund assets are not treated as valuation assets available to offset the accrued liability of the plan. It is anticipated that significant General Fund appropriations will be required for each fiscal year to meet retiree health insurance costs. Legislation which became effective July 1, 1998 generally requires the State to subsidize the health insurance costs of retired teachers who are not members of the Teachers’ Retirement Board’s health benefit plan in a manner consistent with its prior practice of subsidizing the health insurance costs of those retired teachers who were members of the Board’s health benefit plan. Legislation which became effective July 1, 2008 generally requires the State to subsidize a portion of the health insurance costs of retired teachers who have attained normal retirement age, are ineligible to participate in Medicare Part A and pay to participate in local board of education retiree health benefit plans. Since July 1, 1994, retiree health benefits have been self-insured.

Implementation of GASB Statement No. 45 requires the State to obtain an analysis of the unfunded actuarial accrued liability of such retiree health insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The Teachers’ Retirement Board has received an actuarial valuation of the State’s liability with respect to postretirement health care benefits for members of the Teachers’ Retirement Fund. The report indicates an actuarial accrued liability as of June 30, 2008 of $2,318.8 million on an unfunded basis, based upon certain stated assumptions including a 4.5% earnings assumption and a 30 year amortization period and no valuation assets available to offset the liabilities of the plan. The actuarial valuation determined a $116.7 million employer contribution requirement for fiscal year 2008-09 and $121.3 million for fiscal year 2009-10, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions. The State paid $20.7 million for post-retirement health insurance costs for fiscal year 2007-08. The valuation noted that if the plan were prefunded the actuarial accrued liability as of June 30, 2008 would be reduced to $1.52 billion based on a 7.5% earnings assumption, which would result in a $67.9 million employer contribution requirement for fiscal year 2008-09.

APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn International®

ColumbiaSM Acorn International Select®

ColumbiaSM Acorn Select®

ColumbiaSM Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

ColumbiaSM Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

E-1

APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

F-1

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

F-2

PART C OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(a)(2)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(b)	Amended and Restated By-laws of Registrant. (2)

(c)	Not applicable.

(d)(1)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010. (17)

(d)(2)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010 (CMG Ultra Short-Term Bond Fund). (17)

(e)	Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (18)

(f)	Not Applicable.

(g)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005. (3)

(h)(1)	Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010 with Schedule A dated May 1, 2010. (17)

(h)(2)(i)	Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated December 15, 2006 with Schedule A dated May 5, 2008. (8)

(h)(2)(ii)	Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(h)(2)(iii)	Amendment to Financial Reporting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (17)

(h)(3)(i)	Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (8)

(h)(3)(ii)	Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(h)(3)(iii)	Amendment to Accounting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (17)

(h)(4)	Transfer and Dividend Disbursing Agent Agreement by and between Registrant and Columbia Management Investment Services Corp. dated as of September 7, 2010 with Schedule A dated as of September 7, 2010. (18)

(h)(5)	Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (4)

(h)(6)	Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (4)

(h)(7)	Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(8)	Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(9)	Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(10)	Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(11)	Letter agreement dated as of October 19, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Bank of America Funds Trust, Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(12)	Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(13)	Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(14)	Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (7)

(h)(15)	Amendment Agreement No. 2 dated as of February 28, 2008 by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., the banks party thereto, and State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (7)

(h)(16)	Letter agreement dated as of August 29, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (9)

(h)(17)	Form of Indemnification Agreement. (2)

(h)(18)	Amendment Agreement No. 3, dated March 31, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (11)

(h)(19)	Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (10)

(h)(20)	Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (13)

(h)(21)	Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalfrf each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (14)

(h)(22)	Plan Administration Services Agreement, dated as of September 7, 2010, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp. (18)

(h)(23)	Amendment Agreement No. 7, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (19)

(i)(1)	Opinion of Counsel of Ropes & Gray LLP. (1)

(i)(2)	Opinion of Counsel of Ropes & Gray LLP. (6)

(i)(3)	Opinion of Counsel of Ropes & Gray LLP. (11)

(i)(4)	Opinion of Counsel of Ropes & Gray LLP. (15)

(j)(1)	Consent of Morningstar, Inc. (5)

(j)(2)	Consent of [•] to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Amended and Restated Distribution Plan pursuant to Rule 12b-1. (18)

(m)(2)	Amended and Restated Shareholder Servicing Plan for certain Fund share classes of the Registrant. (18)

(m)(3)	Amended and Restated Shareholder Services Plan for Registrant’s Class T shares. (20)

(m)(4)	Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc. (20)

(m)(5)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. (20)

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan. (18)

(p)(1)	Columbia Funds Family Code of Ethics as revised September, 2009. (16)

(p)(2)	Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (17)

(q)(1)	Power of Attorney for John D. Collins, Rodman L. Drake, Douglas A. Hacker, Janet Langford Kelly, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Jonathan Piel, Patrick J. Simpson and Anne-Lee Verville, dated May 1, 2010. (17)

(q)(2)	Power of Attorney for Joseph F. DiMaria, dated May 1, 2010. (17)

(q)(3)	Power of Attorney for Michael G. Clarke, dated May 1, 2010. (17)

(q)(4)	Power of Attorney for J. Kevin Connaughton, dated May 1, 2010. (17)

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 16, 2005.
2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 24, 2006.
3.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 29, 2007.
4.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148106), filed on or about December 17, 2007.
5.	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 30, 1996.
6.	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 16, 2008.
7.	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 28, 2008.
8.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2008.
9.	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 25, 2008.
10.	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 27, 2008.
11.	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 25, 2008.
12.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2009.
13.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 28, 2009.
14.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2009.
15.	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 20, 2009.
16.	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 29, 2009.
17.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 28, 2010.
18.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2010.
19.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2010.
20.	Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 24, 2010.

Item 29.	Persons Controlled by or under Common Control with Registrant

None

Item 30.	Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Item 31.	Business and Other Connections of Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Adviser), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a)

The Adviser, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Adviser and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the

Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Adviser and the directors and principal executive officers of the Adviser is also included in the Form ADV filed by the Adviser (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Adviser, certain directors and officers of the Adviser also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of the Adviser held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

Item 32.	Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Asset Allocation Series, Inc.; Seligman Capital Fund, Inc.; Seligman Communications and Information Fund, Inc.; Seligman Frontier Fund, Inc.; Seligman Growth Fund, Inc.; Seligman Global Fund Series, Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman TargetHorizon ETF Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. “Ted” Truscott	Director (Chairman)	Senior Vice President

Michael A. Jones	Director; President	Senior Vice President

Beth Ann Brown	Director; Senior Vice President	None

Amy Unckless	Director; Chief Administrative Officer	None

Jeffrey F. Peters	Senior Vice President	None

Jeffrey P. Fox	Chief Financial Officer	None

Scott Roane Plummer	Vice President, Chief Counsel and Assistant Secretary	Senior Vice President, Secretary and Chief Legal Officer

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None

Brian Walsh	Vice President, Strategic Relations	None

Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	None

Paul Goucher	Vice President and Assistant Secretary	Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	None

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenega	Vice President and Assistant Secretary	Assistant Secretary

Joseph L. D’Alessandro	Vice President and Assistant Secretary	None

Christopher O. Petersen	Vice President and Assistant Secretary	Assistant Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

James L. Hamalainen	Treasurer	None

Neysa Alecu	Anti-Money Laundering Officer and Identity Theft Prevention Officer	None

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

*	c/o Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Registrant, One Financial Center, Boston, MA 02111;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110;

•	Registrant’s subadviser, Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, NY 10022;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111; and

•	Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 13th day of December, 2010.

COLUMBIA FUNDS SERIES TRUST I

By:	J. Kevin Connaughton*
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

J. Kevin Connaughton*	President	December 13, 2010
J. Kevin Connaughton	(Principal Executive Officer)

Michael G. Clarke*	Chief Financial Officer	December 13, 2010
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	December 13, 2010
Joseph F. DiMaria	(Principal Accounting Officer)

JOHN D. COLLINS*	Trustee	December 13, 2010
John D. Collins

RODMAN L. DRAKE*	Trustee	December 13, 2010
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	December 13, 2010
Douglas A. Hacker

JANET LANGFORD KELLY*	Trustee	December 13, 2010
Janet Langford Kelly

WILLIAM E. MAYER *	Trustee	December 13, 2010
William E. Mayer

CHARLES R. NELSON*	Trustee	December 13, 2010
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	December 13, 2010
John J. Neuhauser

JONATHAN PIEL*	Trustee	December 13, 2010
Jonathan Piel

PATRICK J. SIMPSON*	Trustee	December 13, 2010
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	December 13, 2010
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact December 13, 2010

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010, on behalf of Mr. Connaughton pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010, and on behalf of Mr. Clarke pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.